UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07343

Exact name of registrant as specified in charter:	The Prudential Investment Portfolios, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2013

Date of reporting period:	3/31/2013

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL ASSET ALLOCATION FUND

SEMIANNUAL REPORT • MARCH 31, 2013

Fund Type

Balanced/Allocation

Objective

Income and long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2013, were not audited, and accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc., and its related entities, registered in many jurisdictions worldwide.

May 15, 2013

Dear Shareholder:

We hope you find the semiannual report for the Prudential Asset Allocation Fund informative and useful. The report covers performance for the six-month period that ended March 31, 2013.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Asset Allocation Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates LLC, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Asset Allocation Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. Class A shares have a maximum initial sales charge of 5.50%. Gross operating expenses: Class A, 1.27%; Class B, 1.97%; Class C, 1.97%; Class R, 1.72%; Class X, 1.97%; Class Z, 0.97%. Net operating expenses: Class A, 1.25%; Class B, 1.95%; Class C, 1.95%; Class R, 1.45%; Class X, 1.95%; Class Z, 0.95%, after contractual reduction of management fees and/or distribution fees for Class R shares through 1/31/14.

Cumulative Total Returns (Without Sales Charge) as of 3/31/13
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	7.14%	10.45%	28.46%	105.87%	—
Class B	6.71	9.66	24.04	91.35	—
Class C	6.79	9.66	24.04	91.35	—
Class R	7.02	10.24	26.82	N/A	44.21% (12/17/04)
Class X	6.79	9.75	24.04	N/A	17.30 (3/26/07)
Class Z	7.25	10.79	30.39	111.52	—
Customized Blend Index	6.40	9.96	33.66	109.39	—
Barclays U.S. Aggregate Bond Index	0.09	3.77	30.49	63.27	—
S&P 500 Index	10.18	13.95	32.63	126.68	—
Lipper Mixed-Asset Target Allocation Growth Funds Average	7.74	9.95	24.88	105.40	—

Average Annual Total Returns (With Sales Charge) as of 3/31/13
		One Year	Five Years	Ten Years	Since Inception
Class A		4.37%	3.95%	6.88%	—
Class B		4.66	4.23	6.70	—
Class C		8.66	4.40	6.70	—
Class R		10.24	4.87	N/A	4.52% (12/17/04)
Class X		3.75	3.89	N/A	2.39 (3/26/07)
Class Z		10.79	5.45	7.78	—
Customized Blend Index		9.96	5.97	7.67	—
Barclays U.S. Aggregate Bond Index		3.77	5.47	5.02	—
S&P 500 Index		13.95	5.81	8.53	—
Lipper Mixed-Asset Target Allocation Growth Funds Average		9.95	4.50	7.40	—

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Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 5.50% and an annual 12b-1 fee of 0.30%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. The CDSC is waived for purchases by certain retirement and/or benefit plans. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% for the first six years, respectively, after the purchase and a 12b-1 fee of 1%. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a 12b-1 fee of 1% and a CDSC of 1% for shares sold within 12 months from the date of purchase. Class R shares are not subject to front-end sales charges or CDSCs, but charge a 12b-1 fee of 0.75%. Class X shares are closed to new investors. Class X shares are subject to a maximum CDSC of 6% and an annual 12b-1 fee of 1%. The CDSC for Class X shares decreases by 1% annually to 4% in the third and fourth years after purchase, 3% in the fifth year after purchase, 2% in the sixth and seventh years after purchase, 1% in the eighth years after purchase and 0% in the ninth year after purchase. Class X shares automatically convert to Class A shares on a monthly basis approximately 10 years (eight years in the case of shares purchased prior to August 19, 1998) after purchase. Class Z shares are not subject to front-end sales charges, CDSCs, or 12b-1 fees. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

Customized Blend Index

The Customized Blend Index is made up of the S&P 500 Index (50%), the Barclays U.S. Aggregate Bond Index (40%), the Russell 2000 Index (5%), and the Morgan Stanley Capital International Europe, Australasia and Far East Net Dividend (MSCI EAFE ND) Index (5%). The Customized Blend Index is intended to provide a theoretical comparison to the Fund’s performance based on the amounts allocated to each class. Customized Blend Index Closest Month-End to Inception cumulative total returns are 57.54% for Class R; and 33.33% for Class X. Customized Blend Index Closest Month-End to Inception average annual total returns are 5.66% for Class R; and 4.91% for Class X.

Barclays U.S. Aggregate Bond Index

The Barclays U.S. Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. Government and its agencies and by corporations with between one and 10 years remaining to maturity on the securities. It gives a broad look at how short- and intermediate-term bonds have performed. Barclays U.S. Aggregate Bond Index Closest Month-End to Inception cumulative total returns are 52.41% for Class R; and 40.50% for Class X. Barclays U.S. Aggregate Bond Index Closest Month-End to Inception average annual total returns are 5.24% for Class R; and 5.83% for Class X.

S&P 500 Index

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed. S&P 500 Index Closest Month-End to Inception cumulative total returns

Prudential Asset Allocation Fund	3

Your Fund’s Performance (continued)

are 53.89% for Class R; and 25.89% for Class X. S&P 500 Index Closest Month-End to Inception average annual total returns are 5.36% for Class R; and 3.91% for Class X.

Lipper Mixed-Asset Target Allocation Growth Funds Average

The Lipper Mixed-Asset Target Allocation Growth Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Mixed-Asset Target Allocation Growth Funds category for the periods noted. Funds in the Lipper Average are funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock:bond ratio ranges around 60%:40%. Lipper Average Closest Month-End to Inception cumulative total returns are 48.04% for Class R; and 22.32% for Class X. Lipper Average Closest Month-End to Inception average annual total returns are 4.83% for Class R; and 3.36% for Class X.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Equity Holdings expressed as a percentage of net assets as of 3/31/13
Exxon Mobil Corp., Oil, Gas & Consumable Fuels	1.8%
Apple, Inc., Computers & Peripherals	1.8
Chevron Corp., Oil, Gas & Consumable Fuels	1.1
Microsoft Corp., Software	1.0
General Electric Co., Industrial Conglomerates	1.0

Holdings reflect only long-term equity investments and are subject to change.

Five Largest Equity Industries expressed as a percentage of net assets as of 3/31/13
Oil, Gas & Consumable Fuels	5.7%
Pharmaceuticals	3.5
Commercial Banks	2.7
Computers & Peripherals	2.6
Software	2.4

Industry weightings reflect only long-term equity investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2012, at the beginning of the period, and held through the six-month period ended March 31, 2013. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Prudential Asset Allocation Fund	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Asset Allocation Fund		Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,071.40	1.25%	$6.46
	Hypothetical	$1,000.00	$1,018.70	1.25%	$6.29

Class B	Actual	$1,000.00	$1,067.10	1.95%	$10.05
	Hypothetical	$1,000.00	$1,015.21	1.95%	$9.80

Class C	Actual	$1,000.00	$1,067.90	1.95%	$10.05
	Hypothetical	$1,000.00	$1,015.21	1.95%	$9.80

Class R	Actual	$1,000.00	$1,070.20	1.45%	$7.48
	Hypothetical	$1,000.00	$1,017.70	1.45%	$7.29

Class X	Actual	$1,000.00	$1,067.90	1.95%	$10.05
	Hypothetical	$1,000.00	$1,015.21	1.95%	$9.80

Class Z	Actual	$1,000.00	$1,072.50	0.95%	$4.91
	Hypothetical	$1,000.00	$1,020.19	0.95%	$4.78

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2013, and divided by the 365 days in the Fund's fiscal year ending September 30, 2013 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of March 31, 2013 (Unaudited)

Shares	Description	Value (Note 1)
LONG-TERM INVESTMENTS 98.7%
COMMON STOCKS 63.2%

Aerospace & Defense 1.6%
2,900	AAR Corp.	$53,331
7,200	Alliant Techsystems, Inc.	521,496
5,308	BAE Systems PLC (United Kingdom)	31,801
3,400	Boeing Co. (The)	291,890
1,868	Cobham PLC (United Kingdom)	6,897
1,800	Esterline Technologies Corp.*	136,260
765	European Aeronautic Defence and Space Co. NV (France)	38,930
18,000	Exelis, Inc.	196,020
561	Finmeccanica SpA (Italy)*(a)	2,697
17,000	General Dynamics Corp.	1,198,670
1,100	HEICO Corp.	47,751
1,500	Huntington Ingalls Industries, Inc.	79,995
14,000	L-3 Communications Holdings, Inc.	1,132,880
200	LMI Aerospace, Inc.*	4,158
8,000	Lockheed Martin Corp.	772,160
1,209	Meggitt PLC (United Kingdom)	9,020
17,200	Northrop Grumman Corp.	1,206,580
2,900	Raytheon Co.	170,491
2,989	Rolls-Royce Holdings PLC (United Kingdom)	51,321
383	Safran SA (France)	17,083
2,500	Singapore Technologies Engineering Ltd. (Singapore)	8,709
8,000	Spirit Aerosystems Holdings, Inc. (Class A Stock)*	151,920
900	Sypris Solutions, Inc.	3,762
500	Teledyne Technologies, Inc.*	39,220
146	Thales SA (France)	6,175
500	United Technologies Corp.	46,715
53	Zodiac Aerospace (France)	6,176

		6,232,108

Air Freight & Logistics 0.1%
1,462	Deutsche Post AG (Germany)	33,687
2,000	FedEx Corp.	196,400
200	Forward Air Corp.	7,458
100	Park-Ohio Holdings Corp.*	3,313
491	TNT Express NV (Netherlands)	3,599
1,069	Toll Holdings Ltd. (Australia)	6,624
2,500	United Parcel Service, Inc. (Class B Stock)	214,750
600	Yamato Holdings Co. Ltd. (Japan)	10,883

		476,714

See Notes to Financial Statements.

Prudential Asset Allocation Fund	7

Portfolio of Investments

as of March 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Airlines 0.1%
2,600	Alaska Air Group, Inc.*	$166,296
1,800	All Nippon Airways Co. Ltd. (Japan)	3,715
1,100	Allegiant Travel Co.	97,658
2,000	Cathay Pacific Airways Ltd. (Hong Kong)	3,430
389	Deutsche Lufthansa AG (Germany)	7,597
1,400	International Consolidated Airlines Group SA (United Kingdom)*	5,384
50	Japan Airlines Co. Ltd. (Japan)	2,329
1,762	Qantas Airways Ltd. (Australia)*	3,285
1,000	Singapore Airlines Ltd. (Singapore)	8,784
3,600	Spirit Airlines, Inc.*	91,296

		389,774

Auto Components 0.1%
350	Aisin Seiki Co. Ltd. (Japan)	12,902
1,100	Bridgestone Corp. (Japan)	37,013
286	Cie Generale des Etablissements Michelin (France)	23,921
181	Continental AG (Germany)	21,640
1,500	Cooper Tire & Rubber Co.	38,490
850	Denso Corp. (Japan)	36,115
2,733	GKN PLC (United Kingdom)	10,984
200	Koito Manufacturing Co. Ltd. (Japan)	3,453
300	NGK Spark Plug Co. Ltd. (Japan)	4,601
300	NHK Spring Co. Ltd. (Japan)	3,141
200	NOK Corp. (Japan)	2,893
171	Nokian Renkaat OYJ (Finland)	7,606
333	Pirelli & C. SpA (Italy)	3,494
800	Standard Motor Products, Inc.	22,176
300	Stanley Electric Co. Ltd. (Japan)	5,205
300	Sumitomo Rubber Industries Ltd. (Japan)	5,036
800	Tenneco, Inc.*	31,448
700	Tower International, Inc.*	9,800
100	Toyoda Gosei Co. Ltd. (Japan)	2,407
100	Toyota Boshoku Corp. (Japan)	1,416
250	Toyota Industries Corp. (Japan)	9,210

		292,951

Automobiles 0.4%
526	Bayerische Motoren Werke AG (Germany)	45,384
300	Daihatsu Motor Co. Ltd. (Japan)	6,243
1,451	Daimler AG (Germany)	78,946

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Automobiles (cont’d.)
1,358	Fiat SpA (Italy)*(a)	$7,224
1,000	Fuji Heavy Industries Ltd. (Japan)	15,862
22,000	General Motors Co.*(a)	612,040
2,650	Honda Motor Co. Ltd. (Japan)	102,053
2,000	Isuzu Motors Ltd. (Japan)	12,121
4,400	Mazda Motor Corp. (Japan)*	12,942
6,000	Mitsubishi Motors Corp. (Japan)*	6,273
4,000	Nissan Motor Co. Ltd. (Japan)	38,802
330	Peugeot SA (France)*	2,390
317	Renault SA (France)	19,860
600	Suzuki Motor Corp. (Japan)	13,447
5,400	Thor Industries, Inc.(a)	198,666
4,450	Toyota Motor Corp. (Japan)	229,468
47	Volkswagen AG (Germany)	8,841
500	Yamaha Motor Co. Ltd. (Japan)	6,771

		1,417,333

Beverages 1.0%
1,285	Anheuser-Busch InBev NV (Belgium)	127,245
600	Asahi Group Holdings Ltd. (Japan)	14,348
168	Carlsberg A/S (Denmark) (Class B Stock)	16,348
886	Coca-Cola Amatil Ltd. (Australia)	13,472
800	Coca-Cola Bottling Co. Consolidated	48,256
38,640	Coca-Cola Co. (The)	1,562,602
11,900	Coca-Cola Enterprises, Inc.	439,348
313	Coca-Cola Hellenic Bottling Co. SA (Greece)	8,385
100	Coca-Cola West Co. Ltd. (Japan)	1,742
4,017	Diageo PLC (United Kingdom)	126,651
156	Heineken Holding NV (Netherlands)	9,996
371	Heineken NV (Netherlands)	27,963
1,400	Kirin Holdings Co. Ltd. (Japan)	22,510
2,100	National Beverage Corp.	29,505
17,800	PepsiCo, Inc.	1,408,158
340	Pernod-Ricard SA (France)	42,367
36	Remy Cointreau SA (France)	4,161
1,536	SABMiller PLC (United Kingdom)	80,846
1,004	Treasury Wine Estates Ltd. (Australia)	5,968

		3,989,871

See Notes to Financial Statements.

Prudential Asset Allocation Fund	9

Portfolio of Investments

as of March 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Biotechnology 1.6%
1,200	Acorda Therapeutics, Inc.*	$38,436
166	Actelion Ltd. (Switzerland)	9,014
1,200	Alexion Pharmaceuticals, Inc.*	110,568
7,500	Alkermes PLC*	177,825
5,500	Alnylam Pharmaceuticals, Inc.*	134,035
14,900	Amgen, Inc.	1,527,399
8,400	Biogen Idec, Inc.*	1,620,444
17,400	Celgene Corp.*	2,016,834
806	CSL Ltd. (Australia)	49,820
3,200	Cubist Pharmaceuticals, Inc.*	149,824
777	Elan Corp. PLC (Ireland)*	8,933
300	Emergent Biosolutions, Inc.*	4,194
3,700	Genomic Health, Inc.*	104,636
231	Grifols SA (Spain)*	8,565
5,200	Ironwood Pharmaceuticals, Inc. (Class A Stock)*	95,108
1,900	Pharmacyclics, Inc.*	152,779
1,800	Targacept, Inc.*	7,704
1,300	United Therapeutics Corp.*(a)	79,131
1,300	Vanda Pharmaceuticals, Inc.*	5,096

		6,300,345

Building Products 0.2%
700	A.O. Smith Corp.	51,499
300	AAON, Inc.	8,277
1,000	American Woodmark Corp.*	34,030
1,700	Apogee Enterprises, Inc.	49,215
1,600	Asahi Glass Co. Ltd. (Japan)	11,145
551	Assa Abloy AB (Sweden) (Class B Stock)	22,500
637	Cie de Saint-Gobain (France)	23,614
350	Daikin Industries Ltd. (Japan)	13,774
62	Geberit AG (Switzerland)	15,263
2,900	Gibraltar Industries, Inc.*	52,925
1,200	Insteel Industries, Inc.	19,584
9,100	Lennox International, Inc.	577,759
500	LIXIL Group Corp. (Japan)	9,976
600	NCI Building Systems, Inc.*	10,422
300	Nortek, Inc.*	21,408
900	PGT, Inc.*	6,183
500	Toto Ltd. (Japan)	4,492

		932,066

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Capital Markets 1.6%
1,507	3i Group PLC (United Kingdom)	$7,236
1,356	Aberdeen Asset Management PLC (United Kingdom)	8,843
4,800	BlackRock, Inc.	1,233,024
2,039	Credit Suisse Group AG (Switzerland)	53,504
2,600	Daiwa Securities Group, Inc. (Japan)	18,431
1,486	Deutsche Bank AG (Germany)	57,936
1,300	Evercore Partners, Inc. (Class A Stock)	54,080
600	Financial Engines, Inc.	21,732
3,400	Franklin Resources, Inc.	512,754
1,300	FXCM, Inc. (Class A Stock)	17,784
800	GAMCO Investors, Inc. (Class A Stock)	42,488
14,215	Goldman Sachs Group, Inc. (The)	2,091,737
368	Hargreaves Lansdown PLC (United Kingdom)	4,854
890	ICAP PLC (United Kingdom)	3,927
800	INTL FCStone, Inc.*	13,928
1,000	Invesco Ltd.	28,960
878	Investec PLC (United Kingdom)	6,123
369	Julius Baer Group Ltd. (Switzerland)	14,347
514	Macquarie Group Ltd. (Australia)	19,995
5,200	MCG Capital Corp.	24,856
951	Mediobanca SpA (Italy)	4,840
30,900	Morgan Stanley	679,182
2,700	New Mountain Finance Corp.	39,474
5,800	Nomura Holdings, Inc. (Japan)	36,063
27	Partners Group Holding AG (Switzerland)	6,664
1,400	PennantPark Investment Corp.	15,806
268	Ratos AB (Sweden) (Class B Stock)	2,832
340	SBI Holdings, Inc. (Japan)	3,019
175	Schroders PLC (United Kingdom)	5,605
2,100	Solar Capital Ltd.	49,329
11,000	T. Rowe Price Group, Inc.	823,570
300	THL Credit, Inc.	4,494
5,823	UBS AG (Switzerland)	89,250
130	Virtus Investment Partners, Inc.*	24,216
1,200	Walter Investment Management Corp.*	44,700

		6,065,583

Chemicals 1.4%
1,800	A. Schulman, Inc.	56,808
499	Air Liquide SA (France)	60,626

See Notes to Financial Statements.

Prudential Asset Allocation Fund	11

Portfolio of Investments

as of March 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Chemicals (cont’d.)
300	Air Water, Inc. (Japan)	$4,184
381	Akzo Nobel NV (Netherlands)	24,185
96	Arkema SA (France)	8,733
2,000	Asahi Kasei Corp. (Japan)	13,516
1,900	Axiall Corp.	118,104
1,484	BASF SE (Germany)	129,963
5,600	CF Industries Holdings, Inc.	1,066,072
210	Croda International PLC (United Kingdom)	8,752
500	Daicel Corp. (Japan)	3,914
700	Denki Kagaku Kogyo K.K. (Japan)	2,531
13	EMS-Chemie Holding AG (Switzerland)	3,910
4,500	FutureFuel Corp.	54,675
14	Givaudan SA (Switzerland)	17,196
800	HB Fuller Co.	31,264
200	Hitachi Chemical Co. Ltd. (Japan)	3,066
2,555	Incitec Pivot Ltd. (Australia)	8,258
712	Israel Chemicals Ltd. (Israel)	9,200
3	Israel Corp. Ltd. (The) (Israel)	2,276
317	Johnson Matthey PLC (United Kingdom)	11,078
300	JSR Corp. (Japan)	6,149
267	K+S AG (Germany)(a)	12,419
500	Kaneka Corp. (Japan)	2,892
400	Kansai Paint Co. Ltd. (Japan)	4,443
239	Koninklijke DSM NV (Netherlands)	13,912
1,400	Koppers Holdings, Inc.	61,572
600	Kuraray Co. Ltd. (Japan)	8,461
129	Lanxess AG (Germany)	9,148
301	Linde AG (Germany)	55,966
3,200	LSB Industries, Inc.*	111,296
21,600	LyondellBasell Industries NV (Class A Stock)	1,367,064
2,400	Mitsubishi Chemical Holdings Corp. (Japan)	11,440
600	Mitsubishi Gas Chemical Co., Inc. (Japan)	3,974
1,300	Mitsui Chemicals, Inc. (Japan)	2,837
4,900	Monsanto Co.	517,587
300	Nitto Denko Corp. (Japan)	18,064
379	Novozymes A/S (Denmark) (Class B Stock)	12,850
567	Orica Ltd. (Australia)	14,494
7,100	Sherwin-Williams Co. (The)	1,199,119
650	Shin-Etsu Chemical Co. Ltd. (Japan)	43,110
2,000	Showa Denko K.K. (Japan)	3,013

See Notes to Financial Statements.

12	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Chemicals (cont’d.)
3	Sika AG (Switzerland)	$7,287
92	Solvay SA (Belgium)	12,459
340	Stepan Co.	21,454
2,300	Sumitomo Chemical Co. Ltd. (Japan)	7,241
149	Syngenta AG (Switzerland)	62,155
400	Taiyo Nippon Sanso Corp. (Japan)	2,785
1,500	Teijin Ltd. (Japan)	3,480
2,300	Toray Industries, Inc. (Japan)	15,622
1,500	UBE Industries Ltd. (Japan)	2,963
177	Umicore SA (Belgium)	8,314
290	Yara International ASA (Norway)	13,138
1,200	Zep, Inc.	18,012

		5,293,031

Commercial Banks 2.7%
2,000	Aozora Bank Ltd. (Japan)	5,656
4,348	Australia & New Zealand Banking Group Ltd. (Australia)	129,676
9,967	Banca Monte dei Paschi di Siena SpA (Italy)*	2,364
500	BancFirst Corp.	20,850
8,714	Banco Bilbao Vizcaya Argentaria SA (Spain)	75,543
4,411	Banco de Sabadell SA (Spain)*	8,097
3,487	Banco Espirito Santo SA (Portugal)*	3,571
1,800	Banco Latinoamericano de Comercio Exterior SA (Class E Stock)	44,532
2,563	Banco Popolare SC (Italy)*	3,231
8,741	Banco Popular Espanol SA (Spain)	6,476
16,854	Banco Santander SA (Spain)	113,250
1,837	Bank Hapoalim BM (Israel)*	8,323
1,944	Bank Leumi Le-Israel BM (Israel)*	6,852
2,200	Bank of East Asia Ltd. (Hong Kong)	8,704
500	Bank of Kyoto Ltd. (The) (Japan)	4,903
2,100	Bank of Yokohama Ltd. (The) (Japan)	12,184
1,405	Bankia SA (Spain)*	297
5	Banque Cantonale Vaudoise (Switzerland)	2,792
18,597	Barclays PLC (United Kingdom)	82,271
28,900	BB&T Corp.	907,171
2,900	BBCN Bancorp, Inc.	37,874
630	Bendigo and Adelaide Bank Ltd. (Australia)	6,761
1,604	BNP Paribas SA (France)	82,326
6,000	BOC Hong Kong Holdings Ltd. (Hong Kong)	20,068
3,800	Boston Private Financial Holdings, Inc.	37,544

See Notes to Financial Statements.

Prudential Asset Allocation Fund	13

Portfolio of Investments

as of March 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Commercial Banks (cont’d.)
1,780	CaixaBank (Spain)	$6,024
25	CaixaBank Templine (Spain)	85
500	Camden National Corp.	16,540
200	Capital Bank Financial Corp.*	3,432
1,500	Cardinal Financial Corp.	27,270
800	Cathay General Bancorp	16,096
200	Centerstate Banks, Inc.	1,716
1,400	Chemical Financial Corp.	36,932
1,200	Chiba Bank Ltd. (The) (Japan)	8,650
300	Chugoku Bank Ltd. (The) (Japan)	4,857
1,100	Citizens & Northern Corp.	21,450
5,945	Commerzbank AG (Germany)*(a)	8,726
2,601	Commonwealth Bank of Australia (Australia)	184,748
1,400	Community Trust Bancorp, Inc.	47,642
1,598	Credit Agricole SA (France)*	13,163
1,086	Danske Bank A/S (Denmark)*	19,418
2,900	DBS Group Holdings Ltd. (Singapore)	37,534
1,598	DNB ASA (Norway)	23,433
900	Eagle Bancorp, Inc.*	19,701
900	Enterprise Financial Services Corp.	12,906
337	Erste Group Bank AG (Austria)*	9,387
1,900	Financial Institutions, Inc.	37,924
700	First Bancorp	9,443
2,400	First Community Bancshares, Inc.	38,040
200	First Financial Corp.	6,298
2,700	First Interstate Bancsystem, Inc.	50,787
1,700	First Merchants Corp.	26,299
1,300	Fukuoka Financial Group, Inc. (Japan)	6,518
100	Great Southern Bancorp, Inc.	2,439
600	Gunma Bank Ltd. (The) (Japan)	3,583
600	Hachijuni Bank Ltd. (The) (Japan)	3,595
2,600	Hancock Holding Co.	80,392
1,200	Hang Seng Bank Ltd. (Hong Kong)	19,281
3,200	Hanmi Financial Corp. (Class A Stock)*	51,200
800	Hiroshima Bank Ltd. (The) (Japan)	3,875
300	Home Bancshares, Inc.	11,301
350	Horizon Bancorp	7,073
29,643	HSBC Holdings PLC (United Kingdom)	316,415
97,900	Huntington Bancshares, Inc.	723,481
3,400	International Bancshares Corp.	70,720

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Commercial Banks (cont’d.)
16,313	Intesa SanPaolo SpA (Italy)	$23,880
1,447	Intesa SanPaolo SpA-RSP (Italy)	1,824
400	Iyo Bank Ltd. (The) (Japan)	3,713
1,000	Joyo Bank Ltd. (The) (Japan)	5,578
367	KBC Groep NV (Belgium)	12,641
600	Lakeland Financial Corp.	16,014
66,979	Lloyds Banking Group PLC (United Kingdom)*	49,553
3,800	MainSource Financial Group, Inc.	53,352
2,200	MB Financial, Inc.	53,174
20,400	Mitsubishi UFJ Financial Group, Inc. (Japan)	123,078
180	Mizrahi Tefahot Bank Ltd. (Israel)*	1,920
37,360	Mizuho Financial Group, Inc. (Japan)	80,167
3,714	National Australia Bank Ltd. (Australia)	119,836
1,630	Natixis (France)	6,189
1,000	Nishi-Nippon City Bank Ltd. (The) (Japan)	3,097
4,207	Nordea Bank AB (Sweden)	47,644
2,800	Old National Bancorp	38,500
4,174	Oversea-Chinese Banking Corp. Ltd. (Singapore)	35,957
1,300	Peoples Bancorp, Inc.	29,107
200	Preferred Bank*	3,156
3,700	PrivateBancorp, Inc.	69,967
92	Raiffeisen Bank International AG (Austria)	3,127
11,800	Regions Financial Corp.	96,642
3,100	Resona Holdings, Inc. (Japan)	16,368
3,304	Royal Bank of Scotland Group PLC (United Kingdom)*	13,831
600	Sandy Spring Bancorp, Inc.	12,060
800	Seven Bank Ltd. (Japan)	2,576
2,300	Shinsei Bank Ltd. (Japan)	5,285
900	Shizuoka Bank Ltd. (The) (Japan)	10,160
2,299	Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	23,090
1,120	Societe Generale SA (France)*	36,796
200	Southwest Bancorp, Inc.*	2,512
3,856	Standard Chartered PLC (United Kingdom)	99,808
300	Stellarone Corp.	4,845
3,000	Sterling Financial Corp.	65,070
2,217	Sumitomo Mitsui Financial Group, Inc. (Japan)	90,952
4,880	Sumitomo Mitsui Trust Holdings, Inc. (Japan)	23,238
300	Suruga Bank Ltd. (Japan)	4,821
3,600	Susquehanna Bancshares, Inc.	44,748
799	Svenska Handelsbanken AB (Sweden) (Class A Stock)	34,147

See Notes to Financial Statements.

Prudential Asset Allocation Fund	15

Portfolio of Investments

as of March 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Commercial Banks (cont’d.)
1,325	Swedbank AB (Sweden) (Class A Stock)	$30,133
400	Taylor Capital Group, Inc.*	6,396
200	Trico Bancshares	3,420
55,108	U.S. Bancorp	1,869,814
6,478	UniCredit SpA (Italy)*	27,652
900	Union First Market Bankshares Corp.	17,604
1,329	Unione di Banche Italiane ScpA (Italy)	4,896
2,100	United Overseas Bank Ltd. (Singapore)	34,621
500	Washington Trust Bancorp, Inc.	13,690
5,400	Webster Financial Corp.	131,004
74,941	Wells Fargo & Co.	2,772,068
1,900	WesBanco, Inc.	45,505
900	West Bancorporation, Inc.	9,990
4,979	Westpac Banking Corp. (Australia)	160,232
1,400	Wilshire Bancorp, Inc.*	9,492
500	Wing Hang Bank Ltd. (Hong Kong)	5,323
300	Yamaguchi Financial Group, Inc. (Japan)	2,996

		10,132,949

Commercial Services & Supplies 0.2%
415	Aggreko PLC (United Kingdom)	11,237
599	Babcock International Group PLC (United Kingdom)	9,903
2,539	Brambles Ltd. (Australia)	22,512
1,100	Courier Corp.	15,851
900	Dai Nippon Printing Co. Ltd. (Japan)	8,599
3,300	Deluxe Corp.	136,620
263	Edenred (France)	8,607
400	G&K Services, Inc. (Class A Stock)	18,204
2,189	G4S PLC (United Kingdom)	9,692
400	Knoll, Inc.	7,252
400	Mine Safety Appliances Co.	19,848
2,400	Rollins, Inc.	58,920
300	Secom Co. Ltd. (Japan)	15,483
486	Securitas AB (Sweden) (Class B Stock)	4,576
773	Serco Group PLC (United Kingdom)	7,364
50	Societe BIC SA (France)	5,806
300	Standard Parking Corp.*	6,210
8,400	Steelcase, Inc. (Class A Stock)	123,732
2,200	Tetra Tech, Inc.*	67,078
900	Toppan Printing Co. Ltd. (Japan)	6,497

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Commercial Services & Supplies (cont’d.)
1,400	UniFirst Corp.	$126,700
500	US Ecology, Inc.	13,275
1,300	Viad Corp.	35,958

		739,924

Communications Equipment 1.6%
7,800	ARRIS Group, Inc.*	133,926
4,500	Aruba Networks, Inc.*	111,330
500	Aware, Inc.	2,315
900	Black Box Corp.	19,629
1,700	Calamp Corp.*	18,649
121,466	Cisco Systems, Inc.	2,539,854
1,200	Digi International, Inc.*	10,716
4,100	Emulex Corp.*	26,773
700	Globecomm Systems, Inc.*	8,407
2,700	Harris Corp.(a)	125,118
5,810	Nokia OYJ (Finland)	18,798
1,600	OPLINK Communications, Inc.*	26,240
3,000	Plantronics, Inc.	132,570
40,400	QUALCOMM, Inc.	2,704,780
4,837	Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	60,272
800	Tessco Technologies, Inc.	17,312

		5,956,689

Computers & Peripherals 2.6%
15,400	Apple, Inc.	6,816,502
1,400	Cray, Inc.*	32,494
600	Datalink Corp.*	7,248
22,800	EMC Corp.*	544,692
2,900	Fujitsu Ltd. (Japan)	12,115
123	Gemalto NV (France)	10,729
93,500	Hewlett-Packard Co.	2,229,040
600	Immersion Corp.*	7,044
4,000	NEC Corp. (Japan)	10,679
9,700	NetApp, Inc.*	331,352
1,500	Synaptics, Inc.*	61,035
6,500	Toshiba Corp. (Japan)	33,147

		10,096,077

See Notes to Financial Statements.

Prudential Asset Allocation Fund	17

Portfolio of Investments

as of March 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Construction & Engineering 0.1%
261	ACS Actividades de Construccion y Servicios SA (Spain)	$6,091
1,000	Argan, Inc.	14,910
1,105	Balfour Beatty PLC (United Kingdom)	3,942
292	Bouygues SA (France)	7,920
300	Chiyoda Corp. (Japan)	3,362
3,400	EMCOR Group, Inc.	144,126
625	Ferrovial SA (Spain)	9,918
48	Hochtief AG (Germany)*	3,122
300	JGC Corp. (Japan)	7,700
1,300	Kajima Corp. (Japan)	3,533
200	Kinden Corp. (Japan)	1,313
116	Koninklijke Boskalis Westminster NV (Netherlands)	4,608
275	Leighton Holdings Ltd. (Australia)	5,922
1,000	Obayashi Corp. (Japan)	4,784
1,200	Orion Marine Group, Inc.*	11,928
1,000	Pike Electric Corp.	14,230
1,400	Primoris Services Corp.	30,954
1,000	Shimizu Corp. (Japan)	3,281
582	Skanska AB (Sweden) (Class B Stock)	10,521
1,500	Taisei Corp. (Japan)	4,174
749	Vinci SA (France)	33,743

		330,082

Construction Materials 0.1%
1,220	Boral Ltd. (Australia)	6,262
1,181	CRH PLC (Ireland)	26,069
200	Eagle Materials, Inc.	13,326
1,071	Fletcher Building Ltd. (New Zealand)	7,699
6,600	Headwaters, Inc.*	71,940
222	HeidelbergCement AG (Germany)	15,953
371	Holcim Ltd. (Switzerland)	29,565
53	Imerys SA (France)	3,451
681	James Hardie Industries PLC (Australia)	7,144
293	Lafarge SA (France)	19,466
2,000	Taiheiyo Cement Corp. (Japan)	4,803

		205,678

Consumer Finance 0.6%
100	Aeon Credit Service Co. Ltd. (Japan)	2,837
550	Credit Acceptance Corp.*	67,177

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Consumer Finance (cont’d.)
300	Credit Saison Co. Ltd. (Japan)	$7,505
30,000	Discover Financial Services	1,345,200
3,100	EZCORP, Inc. (Class A Stock)*	66,030
4,900	Nelnet, Inc. (Class A Stock)	165,620
330	Portfolio Recovery Associates, Inc.*	41,884
22,400	SLM Corp.	458,752

		2,155,005

Containers & Packaging
2,010	Amcor Ltd. (Australia)	19,474
5,000	Graphic Packaging Holding Co.*	37,450
3,000	Owens-Illinois, Inc.*	79,950
1,224	Rexam PLC (United Kingdom)	9,810
300	Toyo Seikan Kaisha Ltd. (Japan)	4,149

		150,833

Distributors 0.1%
800	Core-Mark Holding Co., Inc.	41,048
200	Jardine Cycle & Carriage Ltd. (Singapore)	8,270
10,000	Li & Fung Ltd. (Hong Kong)	13,824
2,900	Pool Corp.	139,200

		202,342

Diversified Consumer Services 0.1%
16,500	Apollo Group, Inc. (Class A Stock)*(a)	286,935
100	Benesse Holdings, Inc. (Japan)	4,256
200	Carriage Services, Inc. (Class A Stock)	4,250
4,600	Grand Canyon Education, Inc.*	116,794
1,000	Lincoln Educational Services Corp.	5,860

		418,095

Diversified Financial Services 1.8%
272	ASX Ltd. (Australia)	10,277
127,845	Bank of America Corp.	1,557,152
36,070	Citigroup, Inc.	1,595,737
318	Deutsche Boerse AG (Germany)	19,258
46	Eurazeo (France)	2,332
130	Exor SpA (Italy)	3,631
3,000	First Pacific Co. Ltd. (Hong Kong)	4,067
600	Gain Capital Holdings, Inc.	2,676

See Notes to Financial Statements.

Prudential Asset Allocation Fund	19

Portfolio of Investments

as of March 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Diversified Financial Services (cont’d.)
125	Groupe Bruxelles Lambert SA (Belgium)	$9,558
1,800	Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	30,758
183	Industrivarden AB (Sweden) (Class C Stock)	3,331
6,125	ING Groep NV (Netherlands)*	43,473
2,900	Interactive Brokers Group, Inc. (Class A Stock)	43,239
319	Investment AB Kinnevik (Sweden) (Class B Stock)	7,730
751	Investor AB (Sweden) (Class B Stock)	21,689
71,530	JPMorgan Chase & Co.	3,394,814
314	London Stock Exchange Group PLC (United Kingdom)	6,231
300	Marlin Business Services Corp.	6,957
900	Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	4,716
1,700	ORIX Corp. (Japan)	21,705
57	Pargesa Holding SA (Switzerland)	3,870
264	Pohjola Bank PLC (Finland) (Class A Stock)	3,838
1,300	Singapore Exchange Ltd. (Singapore)	8,098
51	Wendel SA (France)	5,397

		6,810,534

Diversified Telecommunication Services 1.3%
4,100	8x8, Inc.*	28,085
78,810	AT&T, Inc.	2,891,539
236	Belgacom SA (Belgium)	5,867
2,949	Bezeq the Israeli Telecommunication Corp. Ltd. (Israel)	4,086
12,527	BT Group PLC (United Kingdom)	52,915
1,300	Cbeyond, Inc.*	9,659
16,500	CenturyLink, Inc.(a)	579,645
4,464	Deutsche Telekom AG (Germany)	47,185
215	Elisa OYJ (Finland)	3,994
2,992	France Telecom SA (France)	30,261
3,000	HKT Trust and HKT Ltd. (Hong Kong)	3,006
400	IDT Corp. (Class B Stock)	4,824
35	Iliad SA (France)	7,445
764	Inmarsat PLC (United Kingdom)	8,155
1,708	Koninklijke KPN NV (Netherlands)	5,745
700	Nippon Telegraph & Telephone Corp. (Japan)	30,562
6,200	PCCW Ltd. (Hong Kong)	2,880
974	Portugal Telecom SGPS SA (Portugal)	4,824
3,000	Premiere Global Services, Inc.*	32,970
500	Primus Telecommunications Group, Inc.	5,525
12,700	Singapore Telecommunications Ltd. (Singapore)	36,822

See Notes to Financial Statements.

20	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Diversified Telecommunication Services (cont’d.)
38	Swisscom AG (Switzerland)	$17,581
1,046	TDC A/S (Denmark)	8,037
3,118	Telecom Corp. of New Zealand Ltd. (New Zealand)	6,120
14,575	Telecom Italia SpA (Italy)	10,294
9,349	Telecom Italia SpA-RSP (Italy)	5,752
6,550	Telefonica SA (Spain)	88,076
322	Telekom Austria AG (Austria)	2,113
1,124	Telenor ASA (Norway)	24,575
3,522	TeliaSonera AB (Sweden)	25,148
7,056	Telstra Corp. Ltd. (Australia)	33,178
21,950	Verizon Communications, Inc.	1,078,843
2,117	Vivendi SA (France)	43,731
3,700	Vonage Holdings Corp.*	10,693
186	Ziggo NV (Netherlands)	6,541

		5,156,676

Electric Utilities 1.0%
37	Acciona SA (Spain)	2,017
10,000	American Electric Power Co., Inc.	486,300
900	Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	6,185
1,000	Chubu Electric Power Co., Inc. (Japan)	12,179
500	Chugoku Electric Power Co., Inc. (The) (Japan)	6,534
3,000	CLP Holdings Ltd. (Hong Kong)	26,299
574	Contact Energy Ltd. (New Zealand)	2,739
20,100	Edison International	1,011,432
3,224	EDP - Energias de Portugal SA (Portugal)	9,927
3,700	El Paso Electric Co.	124,505
373	Electricite de France SA (France)	7,153
10,505	Enel SpA (Italy)	34,284
5,600	Entergy Corp.	354,144
9,100	Exelon Corp.	313,768
689	Fortum OYJ (Finland)	13,884
300	Hokkaido Electric Power Co., Inc. (Japan)	3,068
300	Hokuriku Electric Power Co. (Japan)	3,707
7,475	Iberdrola SA (Spain)	34,811
700	IDACORP, Inc.	33,789
1,200	Kansai Electric Power Co., Inc. (The) (Japan)	11,379
700	Kyushu Electric Power Co., Inc. (Japan)	7,137
20,500	NV Energy, Inc.	410,615
4,100	Portland General Electric Co.	124,353

See Notes to Financial Statements.

Prudential Asset Allocation Fund	21

Portfolio of Investments

as of March 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Electric Utilities (cont’d.)
2,000	Power Assets Holdings Ltd. (Hong Kong)	$18,902
168	Red Electrica Corp. SA (Spain)	8,452
300	Shikoku Electric Power Co., Inc. (Japan)	4,276
3,200	Southern Co. (The)	150,144
3,307	SP AusNet (Australia)	4,127
1,548	SSE PLC (United Kingdom)	34,905
2,027	Terna Rete Elettrica Nazionale SpA (Italy)	8,393
700	Tohoku Electric Power Co., Inc. (Japan)*	5,583
2,200	Tokyo Electric Power Co., Inc. (The) (Japan)*	5,466
129	Verbund AG (Austria)	2,796
21,200	Xcel Energy, Inc.	629,640

		3,912,893

Electrical Equipment 0.6%
3,517	ABB Ltd. (Switzerland)	79,321
345	Alstom SA (France)	14,041
21,300	Babcock & Wilcox Co. (The)	605,133
2,600	Brady Corp. (Class A Stock)	87,178
27,300	Emerson Electric Co.(a)	1,525,251
400	Enersys, Inc.*	18,232
1,000	Fuji Electric Co. Ltd. (Japan)	2,941
1,000	Furukawa Electric Co. Ltd. (Japan)	2,216
500	GS Yuasa Corp. (Japan)	2,095
396	Legrand SA (France)	17,269
3,100	Mitsubishi Electric Corp. (Japan)	25,218
200	Nidec Corp. (Japan)	11,989
355	Prysmian SpA (Italy)	7,304
841	Schneider Electric SA (France)	61,448
1,200	Sumitomo Electric Industries Ltd. (Japan)	14,765
200	Ushio, Inc. (Japan)	2,048

		2,476,449

Electronic Equipment, Instruments & Components 0.5%
1,000	Agilysys, Inc.*	9,940
900	Anixter International, Inc.	62,928
7,100	Arrow Electronics, Inc.*	288,402
600	Audience, Inc.*	9,150
10,300	Avnet, Inc.*	372,860
500	Benchmark Electronics, Inc.*	9,010
900	Checkpoint Systems, Inc.*	11,754

See Notes to Financial Statements.

22	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Electronic Equipment, Instruments & Components (cont’d.)
400	Citizen Holdings Co. Ltd. (Japan)	$2,048
800	Fujifilm Holdings Corp. (Japan)	15,869
150	Hamamatsu Photonics KK (Japan)	5,950
370	Hexagon AB (Sweden) (Class B Stock)	10,078
50	Hirose Electric Co. Ltd. (Japan)	6,598
100	Hitachi High-Technologies Corp. (Japan)	2,091
7,600	Hitachi Ltd. (Japan)	44,369
700	Hoya Corp. (Japan)	13,201
200	Ibiden Co. Ltd. (Japan)	3,135
15,500	Ingram Micro, Inc. (Class A Stock)*	305,040
3,500	Insight Enterprises, Inc.*	72,170
29,800	Jabil Circuit, Inc.	550,704
200	Key Tronic Corp.*	2,292
66	Keyence Corp. (Japan)	20,278
250	Kyocera Corp. (Japan)	22,938
100	Multi-Fineline Electronix, Inc.*	1,543
350	Murata Manufacturing Co. Ltd. (Japan)	26,463
600	Nippon Electric Glass Co. Ltd. (Japan)	2,996
400	Omron Corp. (Japan)	10,118
1,200	PC Connection, Inc.	19,620
1,400	Sanmina Corp.*	15,904
900	ScanSource, Inc.*	25,398
300	Shimadzu Corp. (Japan)	2,132
1,600	SYNNEX Corp.*	59,200
200	TDK Corp. (Japan)	7,029
1,300	TTM Technologies, Inc.*	9,880
300	Yaskawa Electric Corp. (Japan)	3,023
300	Yokogawa Electric Corp. (Japan)	3,011

		2,027,122

Energy Equipment & Services 0.8%
245	Aker Solutions ASA (Norway)	4,555
485	AMEC PLC (United Kingdom)	7,782
3,400	Atwood Oceanics, Inc.*	178,636
2,300	Bristow Group, Inc.	151,662
267	Cie Generale de Geophysique-Veritas (France)*	6,014
200	Dawson Geophysical Co.*	6,000
1,700	Diamond Offshore Drilling, Inc.(a)	118,252
20,700	Ensco PLC (Class A Stock)	1,242,000
110	Fugro NV (Netherlands)	6,089

See Notes to Financial Statements.

Prudential Asset Allocation Fund	23

Portfolio of Investments

as of March 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Energy Equipment & Services (cont’d.)
1,120	Geospace Technologies Corp.*	$120,870
1,200	Global Geophysical Services, Inc.*	2,940
200	Gulf Island Fabrication, Inc.	4,212
4,200	Helmerich & Payne, Inc.	254,940
2,000	Matrix Service Co.*	29,800
2,900	National Oilwell Varco, Inc.	205,175
600	Natural Gas Services Group, Inc.*	11,556
1,700	Parker Drilling Co.*	7,276
402	Petrofac Ltd. (United Kingdom)	8,753
411	Saipem SpA (Italy)	12,639
6,700	Schlumberger Ltd.	501,763
546	Seadrill Ltd. (Norway)	19,790
437	Subsea 7 SA (Norway)	10,213
170	Technip SA (France)	17,429
765	Tenaris SA (Italy)	15,543
700	TGC Industries, Inc.	6,930
573	Transocean Ltd.*	29,715
321	WorleyParsons Ltd. (Australia)	8,301

		2,988,835

Food & Staples Retailing 1.4%
1,000	AEON Co. Ltd. (Japan)	12,947
100	Arden Group, Inc. (Class A Stock)	10,109
974	Carrefour SA (France)	26,662
87	Casino Guichard Perrachon SA (France)	9,142
133	Colruyt SA (Belgium)	6,432
4,500	Costco Wholesale Corp.	477,495
36,900	CVS Caremark Corp.	2,029,131
178	Delhaize Group SA (Belgium)	9,710
949	Distribuidora Internacional de Alimentacion SA (Spain)	6,564
100	FamilyMart Co. Ltd. (Japan)	4,571
1,894	J Sainsbury PLC (United Kingdom)	10,893
346	Jeronimo Martins SGPS SA (Portugal)	6,739
119	Kesko OYJ (Finland) (Class B Stock)	3,717
1,660	Koninklijke Ahold NV (Netherlands)	25,439
16,800	Kroger Co. (The)	556,752
100	Lawson, Inc. (Japan)	7,678
1,342	Metcash Ltd. (Australia)	5,800
201	Metro AG (Germany)(a)	5,715
2,500	Olam International Ltd. (Singapore)	3,480

See Notes to Financial Statements.

24	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Food & Staples Retailing (cont’d.)
500	PriceSmart, Inc.	$38,915
1,250	Seven & I Holdings Co. Ltd. (Japan)	41,474
12,860	Tesco PLC (United Kingdom)	74,556
400	Village Super Market, Inc. (Class A Stock)	13,476
23,500	Wal-Mart Stores, Inc.	1,758,505
1,615	Wesfarmers Ltd. (Australia)	67,815
3,757	WM Morrison Supermarkets PLC (United Kingdom)	15,767
1,973	Woolworths Ltd. (Australia)	69,654

		5,299,138

Food Products 1.7%
1,000	Ajinomoto Co., Inc. (Japan)	14,704
30,800	Archer-Daniels-Midland Co.	1,038,884
136	Aryzta AG (Switzerland)	8,030
598	Associated British Foods PLC (United Kingdom)	17,273
3	Barry Callebaut AG (Switzerland)	2,893
2,100	Bunge Ltd.	155,043
1,400	Cal-Maine Foods, Inc.	59,584
926	Danone SA (France)	64,430
8,600	Darling International, Inc.*	154,456
916	D.E. Master Blenders 1753 NV (Netherlands)*	14,149
800	Fresh Del Monte Produce, Inc.	21,584
11,000	Golden Agri-Resources Ltd. (Singapore)	5,148
13,000	Ingredion, Inc.	940,160
400	J&J Snack Foods Corp.	30,756
400	Kellogg Co.	25,772
232	Kerry Group PLC (Ireland) (Class A Stock)	13,824
300	Kikkoman Corp. (Japan)	5,246
16,033	Kraft Foods Group, Inc.	826,180
100	Lancaster Colony Corp.	7,700
1	Lindt & Spruengli AG (Switzerland)	3,848
100	Meiji Holdings Co. Ltd. (Japan)	4,588
50,100	Mondelez International, Inc. (Class A Stock)	1,533,561
5,174	Nestle SA (Switzerland)	374,165
300	Nippon Meat Packers, Inc. (Japan)	4,842
500	Nisshin Seifun Group, Inc. (Japan)	6,606
100	Nissin Foods Holdings Co. Ltd. (Japan)	4,591
2,400	Omega Protein Corp.*	25,800
1,198	Orkla ASA (Norway)	9,579
12,300	Pilgrim’s Pride Corp.*	113,037

See Notes to Financial Statements.

Prudential Asset Allocation Fund	25

Portfolio of Investments

as of March 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Food Products (cont’d.)
16	Seaboard Corp.	$44,800
130	Suedzucker AG (Germany)	5,491
724	Tate & Lyle PLC (United Kingdom)	9,351
100	Toyo Suisan Kaisha Ltd. (Japan)	3,087
35,200	Tyson Foods, Inc. (Class A Stock)	873,664
2,599	Unilever NV (Netherlands), CVA	106,459
2,053	Unilever PLC (United Kingdom)	86,845
3,000	Wilmar International Ltd. (Singapore)	8,387
150	Yakult Honsha Co. Ltd. (Japan)	6,056
200	Yamazaki Baking Co. Ltd. (Japan)	2,641

		6,633,214

Gas Utilities
1,284	APA Group (Australia)	7,989
600	Chesapeake Utilities Corp.	29,430
334	Enagas SA (Spain)	7,777
542	Gas Natural SDG SA (Spain)	9,595
8,529	Hong Kong & China Gas Co. Ltd. (Hong Kong)	24,918
2,900	Osaka Gas Co. Ltd. (Japan)	12,682
2,623	Snam SpA (Italy)	11,956
1,500	Southwest Gas Corp.	71,190
600	Toho Gas Co. Ltd. (Japan)	3,823
4,100	Tokyo Gas Co. Ltd. (Japan)	22,163

		201,523

Healthcare Equipment & Supplies 1.7%
300	Anika Therapeutics, Inc.*	4,356
190	Atrion Corp.	36,478
2,000	C.R. Bard, Inc.	201,560
2,000	Cantel Medical Corp.	60,120
16,000	CareFusion Corp.*	559,840
326	Cie Generale d’Optique Essilor International SA (France)	36,251
88	Cochlear Ltd. (Australia)	6,252
185	Coloplast A/S (Denmark) (Class B Stock)	9,952
19,400	Covidien PLC	1,316,096
2,300	Cyberonics, Inc.*	107,663
568	Elekta AB (Sweden) (Class B Stock)	8,625
311	Getinge AB (Sweden) (Class B Stock)	9,497
700	ICU Medical, Inc.*	41,265
2,800	IDEXX Laboratories, Inc.*(a)	258,692

See Notes to Financial Statements.

26	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Healthcare Equipment & Supplies (cont’d.)
1,700	Invacare Corp.	$22,185
4,500	Masimo Corp.	88,290
26,100	Medtronic, Inc.	1,225,656
300	Meridian Bioscience, Inc.	6,846
300	Olympus Corp. (Japan)*	7,119
1,400	Orthofix International NV*	50,218
2,200	RTI Biologics, Inc.*	8,668
1,506	Smith & Nephew PLC (United Kingdom)	17,391
85	Sonova Holding AG (Switzerland)	10,199
13,200	St. Jude Medical, Inc.	533,808
3,400	STERIS Corp.	141,474
19,600	Stryker Corp.	1,278,704
1,600	SurModics, Inc.*	43,600
800	Symmetry Medical, Inc.*	9,160
150	Sysmex Corp. (Japan)	9,139
200	Terumo Corp. (Japan)	8,608
3,700	Thoratec Corp.*	138,750
1,300	Vascular Solutions, Inc.*	21,086
1,400	West Pharmaceutical Services, Inc.	90,916
41	William Demant Holding A/S (Denmark)*	3,435

		6,371,899

Healthcare Providers & Services 1.0%
100	Alfresa Holdings Corp. (Japan)	5,445
600	Almost Family, Inc.	12,258
300	Bio-Reference Labs, Inc.*	7,794
123	Celesio AG (Germany)	2,310
2,600	Cigna Corp.	162,162
200	Ensign Group, Inc. (The)	6,680
348	Fresenius Medical Care AG & Co. KGaA (Germany)	23,486
204	Fresenius SE & Co. KGaA (Germany)	25,180
800	HealthSouth Corp.*	21,096
16,100	Humana, Inc.	1,112,671
2,200	Magellan Health Services, Inc.*	104,654
200	Medipal Holdings Corp. (Japan)	2,806
100	Miraca Holdings, Inc. (Japan)	4,806
1,100	National Healthcare Corp.	50,292
1,600	Providence Service Corp. (The)*	29,584
231	Ramsay Health Care Ltd. (Australia)	7,775
7,200	Select Medical Holdings Corp.	64,800

See Notes to Financial Statements.

Prudential Asset Allocation Fund	27

Portfolio of Investments

as of March 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Healthcare Providers & Services (cont’d.)
590	Sonic Healthcare Ltd. (Australia)	$8,585
100	Suzuken Co. Ltd. (Japan)	3,630
1,300	Team Health Holdings, Inc.*	47,294
1,400	Triple-S Management Corp. (Class B Stock)*	24,388
33,600	UnitedHealth Group, Inc.	1,922,256
200	WellCare Health Plans, Inc.*	11,592
3,000	WellPoint, Inc.	198,690

		3,860,234

Healthcare Technology 0.1%
1,700	Computer Programs & Systems, Inc.	91,987
5,300	MedAssets, Inc.*	102,025
1,600	Omnicell, Inc.*	30,208
1,000	Quality Systems, Inc.	18,280

		242,500

Hotels, Restaurants & Leisure 1.3%
229	Accor SA (France)	7,955
200	AFC Enterprises, Inc.*	7,266
80	Biglari Holdings, Inc.*	29,855
100	Bob Evans Farms, Inc.	4,262
281	Carnival PLC (United Kingdom)	9,837
200	CEC Entertainment, Inc.	6,550
2,992	Compass Group PLC (United Kingdom)	38,211
600	Cracker Barrel Old Country Store, Inc.	48,510
622	Crown Ltd. (Australia)	7,997
1,074	Echo Entertainment Group Ltd. (Australia)	3,909
1,200	Fiesta Restaurant Group, Inc.*	31,884
85	Flight Centre Ltd. (Australia)	2,984
3,300	Galaxy Entertainment Group Ltd. (Hong Kong)*	13,838
9,500	Genting Singapore PLC (Singapore)	11,494
421	InterContinental Hotels Group PLC (United Kingdom)	12,839
15,400	International Game Technology	254,100
1,700	Interval Leisure Group, Inc.	36,958
900	Isle of Capri Casinos, Inc.*	5,661
3,800	Jack in the Box, Inc.*	131,442
2,700	Krispy Kreme Doughnuts, Inc.*	38,988
2,000	Marcus Corp.	24,980
2,700	Marriott Vacations Worldwide Corp.*	115,857
19,768	McDonald’s Corp.	1,970,672

See Notes to Financial Statements.

28	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure (cont’d.)
100	McDonald’s Holdings Co. Japan Ltd. (Japan)	$2,692
2,000	MGM China Holdings Ltd. (Hong Kong)	4,289
450	OPAP SA (Greece)	3,553
100	Oriental Land Co. Ltd. (Japan)	16,381
1,900	Papa John’s International, Inc.*	117,458
900	Ruth’s Hospitality Group, Inc.*	8,586
3,800	Sands China Ltd. (Hong Kong)	19,773
2,000	Shangri-La Asia Ltd. (Hong Kong)	3,927
3,000	SJM Holdings Ltd. (Hong Kong)	7,510
895	SKYCITY Entertainment Group Ltd. (New Zealand)	3,307
146	Sodexo (France)	13,606
8,100	Sonic Corp.*	104,328
28,600	Starbucks Corp.	1,629,056
1,424	Tabcorp Holdings Ltd. (Australia)	4,802
2,333	Tatts Group Ltd. (Australia)	7,715
1,100	Texas Roadhouse, Inc.	22,209
668	TUI Travel PLC (United Kingdom)	3,305
277	Whitbread PLC (United Kingdom)	10,808
2,000	Wynn Macau Ltd. (Hong Kong)*	5,329

		4,804,683

Household Durables 0.6%
300	Casio Computer Co. Ltd. (Japan)	2,346
600	CSS Industries, Inc.	15,582
373	Electrolux AB, Ser. B (Sweden)	9,490
400	Ethan Allen Interiors, Inc.	13,168
644	Husqvarna AB (Sweden) (Class B Stock)	3,801
5,600	La-Z-Boy, Inc. (Class Z Stock)	105,672
4,300	Leggett & Platt, Inc.	145,254
1,500	Libbey, Inc.*	28,995
990	NACCO Industries, Inc. (Class A Stock)	52,826
3,600	Panasonic Corp. (Japan)	27,109
50	Rinnai Corp. (Japan)	3,565
500	Ryland Group, Inc. (The)	20,810
700	Sekisui Chemical Co. Ltd. (Japan)	7,734
900	Sekisui House Ltd. (Japan)	12,230
1,800	Sharp Corp. (Japan)(a)	5,150
1,600	Sony Corp. (Japan)	27,841
8,500	Tupperware Brands Corp.	694,790
9,700	Whirlpool Corp.	1,149,062

		2,325,425

See Notes to Financial Statements.

Prudential Asset Allocation Fund	29

Portfolio of Investments

as of March 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Household Products 1.3%
9,200	Colgate-Palmolive Co.	$1,085,876
202	Henkel AG & Co. KGaA (Germany)	15,950
100	Orchids Paper Products Co.	2,333
48,575	Procter & Gamble Co. (The)	3,743,190
1,041	Reckitt Benckiser Group PLC (United Kingdom)	74,627
948	Svenska Cellulosa AB (Sweden) (Class B Stock)	24,440
200	Unicharm Corp. (Japan)	11,420

		4,957,836

Independent Power Producers & Energy Traders 0.3%
90,000	AES Corp. (The)	1,131,300
200	Electric Power Development Co. Ltd. (Japan)	5,090
2,716	Enel Green Power SpA (Italy)	5,093
700	Genie Energy Ltd. (Class B Stock)	6,482

		1,147,965

Industrial Conglomerates 1.1%
167,250	General Electric Co.	3,866,820
1,000	Hopewell Holdings Ltd. (Hong Kong)	4,059
3,500	Hutchison Whampoa Ltd. (Hong Kong)	36,593
2,300	Keppel Corp. Ltd. (Singapore)	20,835
1,658	Koninklijke Philips Electronics NV (Netherlands)	49,063
2,100	NWS Holdings Ltd. (Hong Kong)	3,743
1,500	SembCorp Industries Ltd. (Singapore)	6,298
1,338	Siemens AG (Germany)	144,122
609	Smiths Group PLC (United Kingdom)	11,632

		4,143,165

Insurance 2.2%
315	Admiral Group PLC (United Kingdom)	6,375
3,020	AEGON NV (Netherlands)	18,160
18,700	Aflac, Inc.	972,774
362	Ageas (Belgium)	12,243
19,000	AIA Group Ltd. (Hong Kong)	83,538
738	Allianz SE (Germany)	100,230
8,400	Allstate Corp. (The)	412,188
10,000	American Financial Group, Inc.	473,800
4,665	AMP Ltd. (Australia)	25,415
1,867	Assicurazioni Generali SpA (Italy)	29,054
4,710	Aviva PLC (United Kingdom)	21,198

See Notes to Financial Statements.

30	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Insurance (cont’d.)
2,810	AXA SA (France)	$48,303
84	Baloise Holding AG (Switzerland)	7,866
11,900	Berkshire Hathaway, Inc. (Class B Stock)*	1,239,980
15,800	Chubb Corp. (The)	1,382,974
239	CNP Assurances (France)	3,280
14	Dai-ichi Life Insurance Co. Ltd. (The) (Japan)	18,787
280	Delta Lloyd NV (Netherlands)	4,802
70	Enstar Group Ltd.*	8,700
400	Erie Indemnity Co. (Class A Stock)	30,212
1,400	FBL Financial Group, Inc. (Class A Stock)	54,404
22,700	Genworth Financial, Inc. (Class A Stock)*	227,000
367	Gjensidige Forsikring ASA (Norway)	6,054
500	Global Indemnity PLC (Class A Stock)*	11,600
900	Greenlight Capital Re Ltd. (Class A Stock)*	22,005
97	Hannover Rueckversicherung AG (Germany)	7,608
400	Horace Mann Educators Corp.	8,340
3,446	Insurance Australia Group Ltd. (Australia)	20,558
800	Kansas City Life Insurance Co.	31,304
9,554	Legal & General Group PLC (United Kingdom)	25,071
1,129	Mapfre SA (Spain)	3,489
5,400	Marsh & McLennan Cos., Inc.	205,038
29,000	MetLife, Inc.	1,102,580
790	MS&AD Insurance Group Holdings (Japan)	17,596
295	Muenchener Rueckversicherungs AG (Germany)	55,172
50	National Western Life Insurance Co. (Class A Stock)	8,800
575	NKSJ Holdings, Inc. (Japan)	12,113
7,924	Old Mutual PLC (United Kingdom)	24,405
3,200	Primerica, Inc.	104,896
6,900	ProAssurance Corp.	326,577
4,097	Prudential PLC (United Kingdom)	66,299
1,914	QBE Insurance Group Ltd. (Australia)	27,059
500	Reinsurance Group of America, Inc.	29,835
2,159	Resolution Ltd. (United Kingdom)	8,939
5,511	RSA Insurance Group PLC (United Kingdom)	9,747
684	Sampo OYJ (Finland) (Class A Stock)	26,304
253	SCOR SE (France)	7,265
300	Sony Financial Holdings, Inc. (Japan)	4,487
4,031	Standard Life PLC (United Kingdom)	22,374
2,108	Suncorp Group Ltd. (Australia)	26,016
54	Swiss Life Holding AG (Switzerland)	8,004

See Notes to Financial Statements.

Prudential Asset Allocation Fund	31

Portfolio of Investments

as of March 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Insurance (cont’d.)
588	Swiss Re AG (Switzerland)	$47,818
16,600	Symetra Financial Corp.	222,606
900	T&D Holdings, Inc. (Japan)	10,779
1,100	Tokio Marine Holdings, Inc. (Japan)	31,823
5,200	Travelers Cos., Inc. (The)	437,788
38	Tryg A/S (Denmark)	3,067
54	Vienna Insurance Group AG Wiener Versicherung Gruppe (Austria)	2,615
239	Zurich Financial Services AG (Switzerland)	66,516

		8,233,830

Internet & Catalog Retail 0.2%
200	Amazon.com, Inc.*	53,298
400	Blue Nile, Inc.*	13,780
5,100	Expedia, Inc.(a)	306,051
1,500	HSN, Inc.	82,290
700	Nutrisystem, Inc.	5,936
2,300	PetMed Express, Inc.	30,854
500	priceline.com, Inc.*	343,965
1,231	Rakuten, Inc. (Japan)	12,590

		848,764

Internet Software & Services 1.0%
12,300	Akamai Technologies, Inc.*(a)	434,067
4,600	Blucora, Inc.*	71,208
200	Dena Co. Ltd. (Japan)	5,453
4,100	Dice Holdings, Inc.*	41,533
2,100	EarthLink, Inc.	11,382
2,800	Google, Inc. (Class A Stock)*	2,223,284
200	Gree, Inc. (Japan)(a)	2,520
4,600	IntraLinks Holdings, Inc.*	29,256
3,100	NIC, Inc.	59,396
2,300	QuinStreet, Inc.*	13,731
300	RealNetworks, Inc.*	2,313
150	United Internet AG (Germany)	3,648
13,100	United Online, Inc.	78,993
700	ValueClick, Inc.*	20,685
700	Vocus, Inc.*	9,905
1,700	XO Group, Inc.*	17,000
23	Yahoo Japan Corp. (Japan)	10,610
28,500	Yahoo!, Inc.*	670,605

See Notes to Financial Statements.

32	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Internet Software & Services (cont’d.)
700	Zix Corp.*	$2,506

		3,708,095

IT Services 2.0%
22,600	Accenture PLC (Ireland) (Class A Stock)	1,716,922
521	Amadeus IT Holding SA (Spain) (Class A Stock)	14,075
84	AtoS (France)	5,781
9,200	Broadridge Financial Solutions, Inc.	228,528
600	CACI International, Inc. (Class A Stock)*	34,722
256	Cap Gemini SA (France)	11,650
690	Computershare Ltd. (Australia)	7,358
2,300	Convergys Corp.	39,169
25,600	CoreLogic, Inc.*	662,016
900	CSG Systems International, Inc.*	19,071
1,000	Euronet Worldwide, Inc.*	26,340
5,700	Fidelity National Information Services, Inc.	225,834
7,000	Fiserv, Inc.*(a)	614,810
1,200	Heartland Payment Systems, Inc.	39,564
11,941	International Business Machines Corp.	2,547,015
50	ITOCHU Techno-Solutions Corp. (Japan)	2,475
24,600	Lender Processing Services, Inc.	626,316
1,200	MAXIMUS, Inc.	95,964
200	Nomura Research Institute Ltd. (Japan)	5,165
2	NTT Data Corp. (Japan)	6,604
30	Otsuka Corp. (Japan)	3,269
2,600	Sykes Enterprises, Inc.*	41,496
1,900	Syntel, Inc.	128,288
8,100	Total System Services, Inc.(a)	200,718
4,300	Unisys Corp.*	97,825
1,200	Visa, Inc. (Class A Stock)	203,808

		7,604,783

Leisure Equipment & Products 0.1%
2,400	Arctic Cat, Inc.*	104,880
200	Brunswick Corp.	6,844
300	Namco Bandai Holdings, Inc. (Japan)	5,307
500	Nikon Corp. (Japan)	11,778
3,400	Polaris Industries, Inc.(a)	314,466
50	Sankyo Co. Ltd. (Japan)	2,341
300	Sega Sammy Holdings, Inc. (Japan)	6,023

See Notes to Financial Statements.

Prudential Asset Allocation Fund	33

Portfolio of Investments

as of March 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Leisure Equipment & Products (cont’d.)
100	Shimano, Inc. (Japan)	$8,185
11,900	Smith & Wesson Holding Corp.*	107,100
400	Steinway Musical Instruments, Inc.*	9,608
200	Yamaha Corp. (Japan)	1,947

		578,479

Life Sciences Tools & Services 0.3%
8,200	Bruker Corp.*	156,620
3,500	Life Technologies Corp.*	226,205
81	Lonza Group AG (Switzerland)	5,256
100	PAREXEL International Corp.*	3,951
366	QIAGEN NV*	7,629
10,300	Thermo Fisher Scientific, Inc.	787,847

		1,187,508

Machinery 1.5%
521	Alfa Laval AB (Sweden)	12,001
500	Amada Co. Ltd. (Japan)	3,326
1,100	American Railcar Industries, Inc.	51,414
113	Andritz AG (Austria)	7,581
1,074	Atlas Copco AB (Sweden) (Class A Stock)	30,490
606	Atlas Copco AB (Sweden) (Class B Stock)	15,307
4,900	Blount International, Inc.*	65,562
1,500	Columbus McKinnon Corp.*	28,875
16,100	Deere & Co.	1,384,278
300	FANUC Corp. (Japan)	46,191
1,392	Fiat Industrial SpA (Italy)	15,649
306	GEA Group AG (Germany)	10,085
400	Hino Motors Ltd. (Japan)	4,343
200	Hitachi Construction Machinery Co. Ltd. (Japan)	4,304
1,080	Hyster-Yale Materials Handling, Inc.	61,657
2,000	IHI Corp. (Japan)	6,089
2,200	Illinois Tool Works, Inc.	134,068
499	IMI PLC (United Kingdom)	9,819
2,300	Ingersoll-Rand PLC	126,523
1,261	Invensys PLC (United Kingdom)	6,721
500	Japan Steel Works Ltd. (The) (Japan)	2,652
1,200	John Bean Technologies Corp.	24,900
300	JTEKT Corp. (Japan)	2,841
500	Kadant, Inc.*	12,500

See Notes to Financial Statements.

34	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Machinery (cont’d.)
2,200	Kawasaki Heavy Industries Ltd. (Japan)	$6,972
1,500	Komatsu Ltd. (Japan)	35,876
242	Kone OYJ (Finland) (Class B Stock)	19,031
1,700	Kubota Corp. (Japan)	24,669
200	Kurita Water Industries Ltd. (Japan)	4,441
700	L.B. Foster Co. (Class A Stock)	31,003
1,300	Lindsay Corp.	114,634
900	Lydall, Inc.*	13,815
150	Makita Corp. (Japan)	6,687
65	MAN SE (Germany)	6,988
2,091	Melrose Industries PLC (United Kingdom)	8,435
216	Metso OYJ (Finland)	9,190
1,000	Middleby Corp.*	152,150
4,900	Mitsubishi Heavy Industries Ltd. (Japan)	28,349
2,000	Mueller Industries, Inc.	106,580
200	Nabtesco Corp. (Japan)	4,106
400	NGK Insulators Ltd. (Japan)	4,273
800	NN, Inc.*	7,568
700	NSK Ltd. (Japan)	5,343
31,300	Oshkosh Corp.*	1,329,937
6,900	Parker Hannifin Corp.	631,902
1,636	Sandvik AB (Sweden)	25,156
497	Scania AB (Sweden) (Class B Stock)	10,395
33	Schindler Holding AG (Switzerland)	4,707
83	Schindler Holding AG - Part Certification (Switzerland)	12,162
1,300	SembCorp Marine Ltd. (Singapore)	4,664
659	SKF AB (Sweden) (Class B Stock)	16,069
100	SMC Corp. (Japan)	19,419
800	Standex International Corp.	44,176
43	Sulzer AG (Switzerland)	7,347
900	Sumitomo Heavy Industries Ltd. (Japan)	3,574
150	Sun Hydraulics Corp.	4,877
600	Tennant Co.	29,136
150	THK Co. Ltd. (Japan)	2,981
2,400	Toro Co. (The)	110,496
160	Vallourec SA (France)	7,691
4,500	Valmont Industries, Inc.	707,715
2,405	Volvo AB (Sweden) (Class B Stock)	34,968
260	Wartsila OYJ Abp (Finland)	11,682
361	Weir Group PLC (The) (United Kingdom)	12,413

See Notes to Financial Statements.

Prudential Asset Allocation Fund	35

Portfolio of Investments

as of March 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Machinery (cont’d.)
2,700	Yangzijiang Shipbuilding Holdings Ltd. (Singapore)	$2,122
229	Zardoya Otis SA (Spain)	3,062

		5,693,937

Marine 0.1%
1	A.P. Moller - Maersk A/S (Denmark) (Class A Stock)	7,475
2	A.P. Moller - Maersk A/S (Denmark) (Class B Stock)	15,611
84	Kuehne + Nagel International AG (Switzerland)	9,158
8,200	Matson, Inc.	201,720
1,700	Mitsui O.S.K. Lines Ltd. (Japan)	5,625
2,500	Nippon Yusen K.K. (Japan)	6,444
500	Orient Overseas International Ltd. (Hong Kong)	3,387

		249,420

Media 1.6%
3,000	AMC Networks, Inc. (Class A Stock)*	189,540
57	Axel Springer AG (Germany)	2,470
8,400	Belo Corp. (Class A Stock)	82,572
1,735	British Sky Broadcasting Group PLC (United Kingdom)	23,278
2,100	Carmike Cinemas, Inc.*	38,052
7,600	Cinemark Holdings, Inc.	223,744
63,300	Comcast Corp. (Class A Stock)	2,659,233
250	Dentsu, Inc. (Japan)	7,467
26,300	DIRECTV*	1,488,843
205	Eutelsat Communications SA (France)	7,228
3,700	Global Sources Ltd.*	27,972
50	Hakuhodo DY Holdings, Inc. (Japan)	3,848
3,300	Harte-Hanks, Inc.	25,707
6,254	ITV PLC (United Kingdom)	12,297
95	JCDecaux SA (France)	2,604
4,600	John Wiley & Sons, Inc. (Class A Stock)	179,216
2,300	Journal Communications, Inc. (Class A Stock)*	15,456
3	Jupiter Telecommunications Co. Ltd. (Japan)	3,929
150	Kabel Deutschland Holding AG (Germany)	13,840
183	Lagardere SCA (France)	6,738
1,307	Pearson PLC (United Kingdom)	23,513
287	Publicis Groupe SA (France)	19,244
1,067	Reed Elsevier NV (Netherlands)	18,280
1,892	Reed Elsevier PLC (United Kingdom)	22,452
512	SES SA (France)	16,047

See Notes to Financial Statements.

36	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Media (cont’d.)
300	Shutterstock, Inc.*	$13,494
2,500	Singapore Press Holdings Ltd. (Singapore)	9,044
88	Telenet Group Holding NV (Belgium)	4,352
200	Toho Co. Ltd. (Japan)	4,181
19,275	Walt Disney Co. (The)	1,094,820
512	Wolters Kluwer NV (Netherlands)	11,180
300	World Wrestling Entertainment, Inc. (Class A Stock)	2,646
2,021	WPP PLC (United Kingdom)	32,213

		6,285,500

Metals & Mining 0.9%
76,500	Alcoa, Inc.	651,780
4,039	Alumina Ltd. (Australia)*	4,690
2,224	Anglo American PLC (United Kingdom)	57,177
612	Antofagasta PLC (United Kingdom)	9,150
1,573	ArcelorMittal (Netherlands)	20,264
5,168	BHP Billiton Ltd. (Australia)	176,668
3,372	BHP Billiton PLC (United Kingdom)	98,117
420	Boliden AB (Sweden)	6,761
6,700	Coeur d’Alene Mines Corp.*	126,362
500	Daido Steel Co. Ltd. (Japan)	2,669
400	Eurasian Natural Resources Corp. PLC (United Kingdom)	1,496
520	Evraz PLC (United Kingdom)	1,754
2,174	Fortescue Metals Group Ltd. (Australia)(a)	9,000
44,100	Freeport-McMoRan Copper & Gold, Inc.	1,459,710
270	Fresnillo PLC (United Kingdom)	5,563
6,344	Glencore International PLC (United Kingdom)	34,326
300	Hitachi Metals Ltd. (Japan)	2,874
642	Iluka Resources Ltd. (Australia)	6,310
800	JFE Holdings, Inc. (Japan)	15,484
383	Kazakhmys PLC (United Kingdom)	2,284
4,000	Kobe Steel Ltd. (Japan)*	4,709
100	Maruichi Steel Tube Ltd. (Japan)	2,333
1,700	Mitsubishi Materials Corp. (Japan)	4,812
1,225	Newcrest Mining Ltd. (Australia)	25,644
12,075	Nippon Steel & Sumitomo Metal Corp. (Japan)	30,756
6,200	Noranda Aluminum Holding Corp.	27,838
1,445	Norsk Hydro ASA (Norway)(a)	6,244
503	OZ Minerals Ltd. (Australia)	2,808
144	Randgold Resources Ltd. (United Kingdom)	12,428

See Notes to Financial Statements.

Prudential Asset Allocation Fund	37

Portfolio of Investments

as of March 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Metals & Mining (cont’d.)
693	Rio Tinto Ltd. (Australia)	$41,568
2,144	Rio Tinto PLC (United Kingdom)	100,501
61	Salzgitter AG (Germany)	2,449
258	Sims Metal Management Ltd. (Australia)	2,711
10,000	Southern Copper Corp.	375,700
900	Sumitomo Metal Mining Co. Ltd. (Japan)	12,794
599	ThyssenKrupp AG (Germany)*	12,182
165	Vedanta Resources PLC (United Kingdom)	2,520
171	Voestalpine AG (Austria)	5,251
4,500	Worthington Industries, Inc.	139,410
3,361	Xstrata PLC (United Kingdom)	54,542
50	Yamato Kogyo Co. Ltd. (Japan)	1,371

		3,561,010

Multiline Retail 0.6%
11,400	Dillard’s, Inc. (Class A Stock)	895,470
1,100	Gordmans Stores, Inc.*	12,881
689	Harvey Norman Holdings Ltd. (Australia)	1,966
600	Isetan Mitsukoshi Holdings Ltd. (Japan)	8,674
700	J. Front Retailing Co. Ltd. (Japan)	5,467
26,700	Macy’s, Inc.	1,117,128
2,704	Marks & Spencer Group PLC (United Kingdom)	16,024
400	Marui Group Co. Ltd. (Japan)	4,154
253	Next PLC (United Kingdom)	16,784
121	PPR (France)	26,585
400	Takashimaya Co. Ltd. (Japan)	3,968

		2,109,101

Multi-Utilities 0.7%
859	AGL Energy Ltd. (Australia)	14,219
23,900	Ameren Corp.	836,978
4,700	Avista Corp.	128,780
8,289	Centrica PLC (United Kingdom)	46,311
20,700	Consolidated Edison, Inc.(a)	1,263,321
2,100	DTE Energy Co.	143,514
2,859	E.ON SE (Germany)	49,915
2,175	GDF SUEZ (France)	41,876
5,824	National Grid PLC (United Kingdom)	67,697
800	NorthWestern Corp.	31,888
803	RWE AG (Germany)	29,928

See Notes to Financial Statements.

38	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Multi-Utilities (cont’d.)
492	Suez Environnement Co. (France)	$6,275
512	Veolia Environnement SA (France)	6,457

		2,667,159

Office Electronics
400	Brother Industries Ltd. (Japan)	4,143
1,850	Canon, Inc. (Japan)	67,988
1,000	Konica Minolta Holdings, Inc. (Japan)	7,333
1,000	Ricoh Co. Ltd. (Japan)	10,917

		90,381

Oil, Gas & Consumable Fuels 5.7%
200	Adams Resources & Energy, Inc.	10,200
6,100	ALON USA Energy, Inc.	116,205
9,000	Anadarko Petroleum Corp.	787,050
17,800	Apache Corp.	1,373,448
470	Apco Oil and Gas International, Inc.	5,828
5,440	BG Group PLC (United Kingdom)	93,321
30,875	BP PLC (United Kingdom)	215,754
18,500	Cabot Oil & Gas Corp.	1,250,785
209	Caltex Australia Ltd. (Australia)	4,667
35,992	Chevron Corp.	4,276,570
33,600	ConocoPhillips	2,019,360
1,000	Cosmo Oil Co. Ltd. (Japan)	2,116
7	Delek Group Ltd. (Israel)	1,965
3,800	Delek US Holdings, Inc.	149,948
4,167	ENI SpA (Italy)	93,636
3,400	EPL Oil & Gas, Inc.*	91,154
300	Evolution Petroleum Corp.*	3,045
76,354	Exxon Mobil Corp.	6,880,259
419	Galp Energia SGPS SA (Portugal) (Class B Stock)	6,563
1,400	Green Plains Renewable Energy, Inc.*	16,016
60	Idemitsu Kosan Co. Ltd. (Japan)	5,234
4	Inpex Corp. (Japan)	21,543
3,510	JX Holdings, Inc. (Japan)	19,791
382	Lundin Petroleum AB (Sweden)*	8,265
2,056	Marathon Oil Corp.	69,328
4,478	Marathon Petroleum Corp.	401,229
1,800	Midstates Petroleum Co., Inc.*	15,390
185	Neste Oil OYJ (Finland)	2,609

See Notes to Financial Statements.

Prudential Asset Allocation Fund	39

Portfolio of Investments

as of March 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
1,900	Noble Energy, Inc.	$219,754
13,100	Occidental Petroleum Corp.	1,026,647
262	OMV AG (Austria)	11,142
1,749	Origin Energy Ltd. (Australia)	24,342
22,200	Phillips 66	1,553,334
800	Renewable Energy Group, Inc.*	6,152
1,363	Repsol SA (Spain)	27,693
700	Rex American Resources Corp.*	15,484
6,054	Royal Dutch Shell PLC (United Kingdom) (Class A Stock)	195,842
4,190	Royal Dutch Shell PLC (United Kingdom) (Class B Stock)	139,109
1,537	Santos Ltd. (Australia)	19,964
300	Showa Shell Sekiyu K.K. (Japan)	2,132
1,779	Statoil ASA (Norway)	43,007
3,800	Stone Energy Corp.*	82,650
1,500	Swift Energy Co.*	22,215
1,000	Targa Resources Corp.	67,960
500	TonenGeneral Sekiyu K.K. (Japan)	4,958
3,421	Total SA (France)	163,810
1,451	Tullow Oil PLC (United Kingdom)	27,140
9,500	Vaalco Energy, Inc.*	72,105
2,300	W&T Offshore, Inc.	32,660
3,200	Western Refining, Inc.	113,312
708	Whitehaven Coal Ltd. (Australia)	1,574
1,054	Woodside Petroleum Ltd. (Australia)	39,505

		21,853,770

Paper & Forest Products 0.1%
2,600	Buckeye Technologies, Inc.	77,870
200	Nippon Paper Group, Inc. (Japan)	3,051
1,200	OJI Holdings Corp. (Japan)	4,512
2,700	Schweitzer-Mauduit International, Inc.	104,571
851	Stora ENSO OYJ (Finland) (Class R Stock)(a)	5,493
815	UPM-Kymmene OYJ (Finland)	9,094

		204,591

Personal Products 0.1%
156	Beiersdorf AG (Germany)	14,406
800	Kao Corp. (Japan)	25,873
389	L’Oreal SA (France)	61,682
3,600	Medifast, Inc.*	82,512

See Notes to Financial Statements.

40	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Personal Products (cont’d.)
700	Nu Skin Enterprises, Inc. (Class A Stock)	$30,940
1,200	Revlon, Inc. (Class A Stock)*	26,832
600	Shiseido Co. Ltd. (Japan)	8,412
600	USANA Health Sciences, Inc.*	28,998

		279,655

Pharmaceuticals 3.5%
20,400	AbbVie, Inc.	831,912
1,300	Actavis, Inc.*	119,743
750	Astellas Pharma, Inc. (Japan)	40,475
2,025	AstraZeneca PLC (United Kingdom)	101,522
1,322	Bayer AG (Germany)	136,365
400	Chugai Pharmaceutical Co. Ltd. (Japan)	8,914
1,100	Daiichi Sankyo Co. Ltd. (Japan)	21,233
300	Dainippon Sumitomo Pharma Co. Ltd. (Japan)	5,308
400	Eisai Co. Ltd. (Japan)	17,921
29,500	Eli Lilly & Co.	1,675,305
7,947	GlaxoSmithKline PLC (United Kingdom)	185,776
100	Hisamitsu Pharmaceutical Co., Inc. (Japan)	5,417
1,200	Hi-Tech Pharmacal Co., Inc.	39,732
24,400	Johnson & Johnson(a)	1,989,332
400	Kyowa Hakko Kirin Co. Ltd. (Japan)	4,535
67,089	Merck & Co., Inc.	2,967,347
109	Merck KGaA (Germany)	16,445
400	Mitsubishi Tanabe Pharma Corp. (Japan)	6,133
3,699	Novartis AG (Switzerland)	262,823
648	Novo Nordisk A/S (Denmark) (Class B Stock)	105,282
100	Ono Pharmaceutical Co. Ltd. (Japan)	6,181
171	Orion OYJ (Finland) (Class B Stock)	4,491
600	Otsuka Holdings Co. Ltd. (Japan)	20,826
133,819	Pfizer, Inc.	3,862,016
2,400	Questcor Pharmaceuticals, Inc.	78,096
1,130	Roche Holding AG (Switzerland)	263,068
1,905	Sanofi (France)	193,572
150	Santen Pharmaceutical Co. Ltd. (Japan)	6,938
6,200	SciClone Pharmaceuticals, Inc.*	28,520
500	Shionogi & Co. Ltd. (Japan)	10,133
911	Shire PLC (United Kingdom)	27,740
30	Taisho Pharmaceutical Holdings Co. Ltd. (Japan)	2,126
1,250	Takeda Pharmaceutical Co. Ltd. (Japan)	68,478

See Notes to Financial Statements.

Prudential Asset Allocation Fund	41

Portfolio of Investments

as of March 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Pharmaceuticals (cont’d.)
1,480	Teva Pharmaceutical Industries Ltd. (Israel)	$58,265
100	Tsumura & Co. (Japan)	3,656
171	UCB SA (Belgium)	10,916

		13,186,542

Professional Services 0.1%
226	Adecco SA (Switzerland)	12,380
528	ALS Ltd. (Australia)	5,791
85	Bureau Veritas SA (France)	10,580
1,015	Capita PLC (United Kingdom)	13,865
1,641	Experian PLC (United Kingdom)	28,425
500	Exponent, Inc.	26,970
400	Huron Consulting Group, Inc.*	16,128
1,600	ICF International, Inc.*	43,520
1,300	Insperity, Inc.	36,881
252	Intertek Group PLC (United Kingdom)	12,992
800	Korn/Ferry International*	14,288
3,900	Navigant Consulting, Inc.*	51,246
186	Randstad Holding NV (Netherlands)	7,615
2,300	Resources Connection, Inc.	29,210
9	SGS SA (Switzerland)	22,071

		331,962

Real Estate Investment Trusts 1.3%
4,000	AG Mortgage Investment Trust, Inc.	101,880
1,000	Agree Realty Corp.	30,100
3,500	American Assets Trust, Inc.	112,035
6,000	American Capital Agency Corp.	196,680
4,900	American Capital Mortgage Investment Corp.	126,665
15,800	American Tower Corp. (Class A Stock)	1,215,336
2,600	Annaly Capital Management, Inc.	41,314
3,100	Anworth Mortgage Asset Corp.	19,623
7,200	ARMOUR Residential REIT, Inc.	47,016
2,900	Ascendas Real Estate Investment Trust (Singapore)	6,094
4,600	Ashford Hospitality Trust, Inc.	56,856
1,503	British Land Co. PLC (United Kingdom)	12,412
1,100	Camden Property Trust	75,548
3,000	CapitaCommercial Trust (Singapore)	3,842
1,006	Capital Shopping Centres Group PLC (United Kingdom)	5,110
3,600	CapitaMall Trust (Singapore)	6,076

See Notes to Financial Statements.

42	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Real Estate Investment Trusts (cont’d.)
1,000	CapLease, Inc.	$6,370
2,200	Capstead Mortgage Corp.	28,204
700	Cedar Realty Trust, Inc.	4,277
3,487	CFS Retail Property Trust (Australia)	7,310
2,000	Chatham Lodging Trust	35,220
98	Corio NV (Netherlands)	4,572
600	CreXus Investment Corp.	7,812
7,132	Dexus Property Group (Australia)	7,750
11,800	DiamondRock Hospitality Co.	109,858
3,300	Dynex Capital, Inc.	35,244
2,269	Federation Centres Ltd. (Australia)	5,575
39	Fonciere des Regions (France)	3,054
5,600	Franklin Street Properties Corp.	81,872
34	Gecina SA (France)	3,945
19,400	General Growth Properties, Inc.	385,672
1,800	Geo Group, Inc. (The)	67,716
200	Gladstone Commercial Corp.	3,894
2,640	Goodman Group (Australia)	13,196
2,177	GPT Group (Australia)	8,425
1,125	Hammerson PLC (United Kingdom)	8,409
7,300	Hospitality Properties Trust	200,312
34	ICADE (France)	2,973
9,300	Inland Real Estate Corp.	93,837
5,800	Invesco Mortgage Capital, Inc.	124,062
5,700	Investors Real Estate Trust	56,259
1	Japan Prime Realty Investment Corp. (Japan)	3,873
1	Japan Real Estate Investment Corp. (Japan)	13,856
3	Japan Retail Fund Investment Corp. (Japan)	7,443
500	JAVELIN Mortgage Investment Corp.	9,825
155	Klepierre (France)	6,089
1,314	Land Securities Group PLC (United Kingdom)	16,552
800	LaSalle Hotel Properties	20,304
3,500	Link REIT (The) (Hong Kong)	19,089
400	LTC Properties, Inc.	16,292
5,899	Mirvac Group (Australia)	9,981
1	Nippon Building Fund, Inc. (Japan)	14,012
1,800	Omega Healthcare Investors, Inc.	54,648
1,200	Parkway Properties, Inc.	22,260
1,000	Pennsylvania Real Estate Investment Trust	19,390
15,300	Resource Capital Corp.	101,133

See Notes to Financial Statements.

Prudential Asset Allocation Fund	43

Portfolio of Investments

as of March 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Real Estate Investment Trusts (cont’d.)
6,200	RLJ Lodging Trust	$141,112
800	Saul Centers, Inc.	34,992
1,151	Segro PLC (United Kingdom)	4,448
1,500	Select Income REIT	39,675
593	Silver Bay Realty Trust Corp.	12,273
2,700	Simon Property Group, Inc.	428,112
800	Sovran Self Storage, Inc.	51,592
300	Starwood Property Trust, Inc.	8,328
3,514	Stockland (Australia)	13,411
2,200	Summit Hotel Properties, Inc.	23,034
12,100	Two Harbors Investment Corp.	152,581
148	Unibail-Rodamco SE (Netherands)	34,471
400	Urstadt Biddle Properties, Inc. (Class A Stock)	8,704
3,100	Vornado Realty Trust	259,284
900	Western Asset Mortgage Capital Corp.	20,916
3,439	Westfield Group (Australia)	38,964
4,671	Westfield Retail Trust (Australia)	14,706
3,800	Winthrop Realty Trust	47,804

		5,031,559

Real Estate Management & Development 0.3%
100	Aeon Mall Co. Ltd. (Japan)	3,054
4,000	CapitaLand Ltd. (Singapore)	11,441
2,100	CapitaMalls Asia Ltd. (Singapore)	3,484
28,700	CBRE Group, Inc. (Class A Stock)*	724,675
2,200	Cheung Kong Holdings Ltd. (Hong Kong)	32,591
800	City Developments Ltd. (Singapore)	7,336
100	Daito Trust Construction Co. Ltd. (Japan)	8,582
800	Daiwa House Industry Co. Ltd. (Japan)	15,647
3,200	Forestar Group, Inc.*	69,952
3,800	Global Logistic Properties Ltd. (Singapore)	8,070
3,500	Hang Lung Properties Ltd. (Hong Kong)	13,104
1,500	Henderson Land Development Co. Ltd. (Hong Kong)	10,289
1,000	Hysan Development Co. Ltd. (Hong Kong)	5,063
1,439	IMMOFINANZ AG (Austria)	5,451
1,200	Keppel Land Ltd. (Singapore)	3,827
1,000	Kerry Properties Ltd. (Hong Kong)	4,451
881	Lend Lease Group (Australia)	9,398
2,000	Mitsubishi Estate Co. Ltd. (Japan)	56,655
1,400	Mitsui Fudosan Co. Ltd. (Japan)	39,980

See Notes to Financial Statements.

44	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Real Estate Management & Development (cont’d.)
5,700	New World Development Co. Ltd. (Hong Kong)	$9,687
200	Nomura Real Estate Holdings, Inc. (Japan)	4,489
2	NTT Urban Development Corp. (Japan)	2,411
5,300	Sino Land Co. Ltd. (Hong Kong)	9,020
600	Sumitomo Realty & Development Co. Ltd. (Japan)	23,374
2,500	Sun Hung Kai Properties Ltd. (Hong Kong)	33,736
1,000	Swire Pacific Ltd. (Hong Kong) (Class A Stock)	12,775
1,600	Swire Properties Ltd. (Hong Kong)	5,690
88	Swiss Prime Site AG (Switzerland)	7,124
700	Tokyu Land Corp. (Japan)	6,605
700	UOL Group Ltd. (Singapore)	3,953
2,400	Wharf Holdings Ltd. (Hong Kong)	21,464
1,500	Wheelock & Co. Ltd. (Hong Kong)	8,009

		1,181,387

Road & Rail 1.0%
670	Amerco, Inc.	116,272
1,513	Asciano Ltd. (Australia)	8,827
2,972	Aurizon Holdings Ltd. (Australia)	12,502
1,000	Celadon Group, Inc.	20,860
232	Central Japan Railway Co. (Japan)	24,514
3,000	ComfortDelGro Corp. Ltd. (Singapore)	4,629
37,300	CSX Corp.	918,699
300	DSV A/S (Denmark)	7,247
500	East Japan Railway Co. (Japan)	41,159
2,000	Hankyu Hanshin Holdings, Inc. (Japan)	12,076
700	Keikyu Corp. (Japan)	7,312
900	KEIO Corp. (Japan)	7,738
500	Keisei Electric Railway Co. Ltd. (Japan)	5,282
2,500	Kintetsu Corp. (Japan)	11,657
2,500	MTR Corp. Ltd. (Hong Kong)	9,949
1,500	Nippon Express Co. Ltd. (Japan)	7,192
10,600	Norfolk Southern Corp.	817,048
1,000	Odakyu Electric Railway Co. Ltd. (Japan)	12,463
3,700	Old Dominion Freight Line, Inc.*	141,340
1,600	Tobu Railway Co. Ltd. (Japan)	9,186
1,800	Tokyu Corp. (Japan)	13,316
10,300	Union Pacific Corp.	1,466,823
300	West Japan Railway Co. (Japan)	14,433

		3,690,524

See Notes to Financial Statements.

Prudential Asset Allocation Fund	45

Portfolio of Investments

as of March 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment 0.9%
300	Advantest Corp. (Japan)	$4,246
800	Alpha & Omega Semiconductor Ltd.*	7,104
2,225	ARM Holdings PLC (United Kingdom)	31,137
300	ASM Pacific Technology Ltd. (Hong Kong)	3,303
504	ASML Holding NV (Netherlands)	33,899
200	ATMI, Inc.*	4,486
10,300	Entegris, Inc.*	101,558
3,600	Entropic Communications, Inc.*	14,652
1,776	Infineon Technologies AG (Germany)	14,024
2,200	Inphi Corp.*	22,990
94,300	Intel Corp.	2,060,455
1,200	IXYS Corp.	11,508
71,300	LSI Corp.*	483,414
55	Mellanox Technologies Ltd.*	3,039
600	Micrel, Inc.	6,306
1,500	MKS Instruments, Inc.	40,800
300	NVE Corp.*	16,926
1,700	PDF Solutions, Inc.*	27,234
1,900	Pericom Semiconductor Corp.*	12,939
700	Power Integrations, Inc.	30,387
23,300	RF Micro Devices, Inc.*	123,956
150	Rohm Co. Ltd. (Japan)	5,201
1,400	Sigma Designs, Inc.*	6,818
5,600	Silicon Image, Inc.*	27,216
4,300	Spansion, Inc. (Class A Stock)*	55,341
1,019	STMicroelectronics NV (France)	7,837
200	Sumco Corp. (Japan)	2,276
8,500	Sunpower Corp. (Class A Stock)*	98,090
1,400	Tessera Technologies, Inc.	26,250
250	Tokyo Electron Ltd. (Japan)	10,666
1,700	Ultra Clean Holdings*	11,050
1,000	Ultratech, Inc.*	39,530
1,900	Volterra Semiconductor Corp.*	26,980

		3,371,618

Software 2.4%
700	Advent Software, Inc.*	19,579
4,600	Aspen Technology, Inc.*	148,534
6,000	AVG Technologies NV*	83,520
7,700	CA, Inc.	193,809

See Notes to Financial Statements.

46	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Software (cont’d.)
2,400	CommVault Systems, Inc.*	$196,752
106	Dassault Systemes SA (France)	12,253
2,000	Ellie Mae, Inc.*	48,100
300	EPIQ Systems, Inc.	4,209
300	Fair Isaac Corp.	13,707
300	Infoblox, Inc.*	6,510
17,200	Intuit, Inc.	1,129,180
200	Konami Corp. (Japan)	4,003
1,200	Manhattan Associates, Inc.*	89,148
138,713	Microsoft Corp.	3,968,579
2,700	Monotype Imaging Holdings, Inc.	64,125
2,300	Netscout Systems, Inc.*	56,511
101	NICE Systems Ltd. (Israel)*	3,712
150	Nintendo Co. Ltd. (Japan)	16,215
79,000	Oracle Corp.	2,554,860
100	Oracle Corp. Japan (Japan)	4,511
1,300	Pegasystems, Inc.	36,504
2,400	Progress Software Corp.*	54,672
800	PTC, Inc.*	20,392
1,863	Sage Group PLC (The) (United Kingdom)	9,701
1,473	SAP AG (Germany)	118,011
1,300	SolarWinds, Inc.*	76,830
2,300	SS&C Technologies Holdings, Inc.*	68,954
3,200	Symantec Corp.*	78,976
2,600	TeleNav, Inc.*	16,770
150	Trend Micro, Inc. (Japan)	4,212

		9,102,839

Specialty Retail 1.8%
3,000	Abercrombie & Fitch Co. (Class A Stock)	138,600
4,300	Ann, Inc.*	124,786
5,700	Body Central Corp.*	53,580
1,600	Cato Corp. (The) (Class A Stock)	38,624
1,100	Childrens Place Retail Stores, Inc. (The)*	49,302
1,100	Destination Maternity Corp.	25,740
8,300	Express, Inc.*	147,823
100	Fast Retailing Co. Ltd. (Japan)	31,979
1,700	Finish Line, Inc. (The) (Class A Stock)	33,303
33,800	Gap, Inc. (The)	1,196,520
1,100	Genesco, Inc.*	66,099

See Notes to Financial Statements.

Prudential Asset Allocation Fund	47

Portfolio of Investments

as of March 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Specialty Retai (cont’d.)
1,509	Hennes & Mauritz AB (H&M) (Sweden) (Class B Stock)	$53,954
23,600	Home Depot, Inc. (The)	1,646,808
347	Inditex SA (Spain)	45,993
3,973	Kingfisher PLC (United Kingdom)	17,374
1,800	Kirkland’s, Inc.*	20,628
50	Nitori Holdings Co. Ltd. (Japan)	3,860
7,200	PetSmart, Inc.(a)	447,120
20,500	Ross Stores, Inc.	1,242,710
50	Sanrio Co. Ltd. (Japan)	2,221
3,700	Select Comfort Corp.*	73,149
1,550	Shoe Carnival, Inc.	31,682
500	Systemax, Inc.	4,950
1,900	Tilly’s, Inc. (Class A Stock)*	24,168
28,900	TJX Cos., Inc.	1,351,075
40	USS Co. Ltd. (Japan)	4,600
130	Yamada Denki Co. Ltd. (Japan)	5,965

		6,882,613

Textiles, Apparel & Luxury Goods 0.9%
335	Adidas AG (Germany)	34,757
300	Asics Corp. (Japan)	4,960
757	Burberry Group PLC (United Kingdom)	15,287
12,300	Carter’s, Inc.*(a)	704,421
86	Christian Dior SA (France)	14,265
835	Cie Financiere Richemont SA (Switzerland)	65,530
15,400	Coach, Inc.	769,846
200	Culp, Inc.	3,182
37	Hugo Boss AG (Germany)	4,146
275	Luxottica Group SpA (Italy)	13,787
406	LVMH Moet Hennessy Louis Vuitton SA (France)	69,686
1,900	Maidenform Brands, Inc.*	33,307
2,300	Movado Group, Inc.	77,096
17,000	NIKE, Inc. (Class B Stock)	1,003,170
1,600	Perry Ellis International, Inc.	29,104
2,500	Ralph Lauren Corp.	423,275
2,700	Steven Madden Ltd.*	116,478
50	Swatch Group AG (The) (Bearer Shares) (Switzerland)	29,074
70	Swatch Group AG (The) (Registered Shares) (Switzerland)	7,105
200	Unifi, Inc.*	3,820
1,500	Yue Yuen Industrial Holdings Ltd. (Hong Kong)	4,901

		3,427,197

See Notes to Financial Statements.

48	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Thrifts & Mortgage Finance 0.1%
2,200	Bank Mutual Corp.	$12,166
300	Dime Community Bancshares, Inc.	4,308
1,000	Doral Financial Corp.*	705
5,400	Everbank Financial Corp.	83,160
1,000	First Defiance Financial Corp.	23,320
3,300	OceanFirst Financial Corp.	47,586
100	Provident Financial Holdings, Inc.	1,701
1,800	Provident Financial Services, Inc.	27,486
200	Walker & Dunlop, Inc.*	3,594
200	WSFS Financial Corp.	9,728

		213,754

Tobacco 0.7%
1,900	Alliance One International, Inc.*	7,391
19,400	Altria Group, Inc.	667,166
3,132	British American Tobacco PLC (United Kingdom)	167,848
1,578	Imperial Tobacco Group PLC (United Kingdom)	55,123
1,765	Japan Tobacco, Inc. (Japan)	56,458
5,700	Lorillard, Inc.	229,995
12,000	Philip Morris International, Inc.	1,112,520
4,600	Reynolds American, Inc.	204,654
339	Swedish Match AB (Sweden)	10,524

		2,511,679

Trading Companies & Distributors 0.2%
400	Aceto Corp.	4,428
1,500	Applied Industrial Technologies, Inc.	67,500
87	Brenntag AG (Germany)	13,583
513	Bunzl PLC (United Kingdom)	10,094
1,400	DXP Enterprises, Inc.*	104,580
2,400	ITOCHU Corp. (Japan)	29,490
300	Kaman Corp.	10,641
2,600	Marubeni Corp. (Japan)	19,906
2,200	Mitsubishi Corp. (Japan)	41,434
2,800	Mitsui & Co. Ltd. (Japan)	39,475
5,781	Noble Group Ltd. (Singapore)	5,696
237	Rexel SA (France)	5,172
1,900	Sojitz Corp. (Japan)	2,982
1,800	Sumitomo Corp. (Japan)	22,767
300	Toyota Tsusho Corp. (Japan)	7,690

See Notes to Financial Statements.

Prudential Asset Allocation Fund	49

Portfolio of Investments

as of March 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Trading Companies & Distributors (cont’d.)
1,000	W.W. Grainger, Inc.	$224,980
448	Wolseley PLC (United Kingdom)	22,280

		632,698

Transportation Infrastructure
563	Abertis Infraestructuras SA (Spain)	9,461
46	Aeroports de Paris (France)	3,902
576	Atlantia SpA (Italy)(a)	9,096
1,438	Auckland International Airport Ltd. (New Zealand)	3,549
55	Fraport AG Frankfurt Airport Services Worldwide (Germany)	3,083
870	Groupe Eurotunnel SA (France)	6,930
8,100	Hutchison Port Holdings Trust (Singapore)	6,885
500	Kamigumi Co. Ltd. (Japan)	4,601
120	Koninklijke Vopak NV (Netherlands)	7,234
200	Mitsubishi Logistics Corp. (Japan)	3,710
578	Sydney Airport (Australia)	1,975
2,140	Transurban Group (Australia)	14,229

		74,655

Water Utilities 0.1%
1,100	American States Water Co.	63,327
9,000	American Water Works Co., Inc.	372,960
100	Connecticut Water Service, Inc.	2,923
369	Severn Trent PLC (United Kingdom)	9,599
1,058	United Utilities Group PLC (United Kingdom)	11,390

		460,199

Wireless Telecommunication Services 0.1%
874	KDDI Corp. (Japan)	36,544
97	Millicom International Cellular SA	7,748
24	NTT DoCoMo, Inc. (Japan)	35,678
1,600	Softbank Corp. (Japan)	73,715
1,000	StarHub Ltd. (Singapore)	3,515
493	Tele2 AB (Sweden) (Class B Stock)	8,579
1,200	USA Mobility, Inc.	15,924
78,755	Vodafone Group PLC (United Kingdom)	223,294

		404,997

	Total common stocks (cost $185,340,214)	240,797,747

See Notes to Financial Statements.

50	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)
EXCHANGE TRADED FUND 0.2%
12,600	iShares MSCI EAFE Index Fund (cost $674,026)	$743,148

PREFERRED STOCKS 0.1%

Automobiles
81	Bayerische Motoren Werke AG (Germany)	5,174
254	Porsche Automobil Holding SE (Germany)	18,565
231	Volkswagen AG (Germany)	45,897

		69,636

Banking 0.1%
3,000	Citigroup Capital XIII (Capital security, fixed to floating preferred)(b)	85,770

Household Products
285	Henkel AG & Co. KGaA (Germany)	27,433

Media
165	ProSiebenSat.1 Media AG (Germany)	5,890

Multi-Utilities
61	RWE AG (Germany)	2,188

	Total preferred stocks (cost $143,527)	190,917

Moody’s Ratings†	Principal Amount (000)#	Description
CORPORATE BONDS 9.7%

Aerospace & Defense
Ba2	125	Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A, 6.300%, 05/01/14	130,625

Airlines 0.2%
Baa2	31	Continental Airlines, Inc., Pass-thru Certs., Ser. 01A1, 6.703%, 06/15/21(c)	33,626
Baa2	115	Ser. 2A, 4.000%, 10/29/24	119,600
Baa2	114	Ser. A, 7.250%, 11/10/19	133,043

See Notes to Financial Statements.

Prudential Asset Allocation Fund	51

Portfolio of Investments

as of March 31, 2013 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Airlines (cont’d.)
Baa2	76	Delta Air Lines, Inc., Pass-thru Certs., Ser. 071A, 6.821%, 08/10/22	$85,716
Baa2	203	Ser. A, 5.300%, 04/15/19(a)	224,682

			596,667

Automotive 0.1%
Baa3	265	Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes, 4.207%, 04/15/16	282,096
Baa1	85	Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN, 5.750%, 12/15/14	91,839
Baa1	55	Johnson Controls, Inc., Sr. Unsec’d. Notes, 5.500%, 01/15/16	61,447

			435,382

Banking 2.1%
A3	345	American Express Co., Sr. Unsec’d. Notes, 2.650%, 12/02/22	338,083
Baa2	430	Banco Bradesco (Brazil), Sub. Notes, 8.750%, 10/24/13	444,835
B1	380	Bank of America Corp., Jr. Sub. Notes, Ser. K, 8.000%, 12/29/49(a)(b)	427,044
Baa2	205	Sr. Unsec’d. Notes, 5.700%, 01/24/22	240,125
Baa2	135	6.000%, 09/01/17(a)	156,728
Baa2	265	7.625%, 06/01/19	336,624
Baa2	95	Sr. Unsec’d. Notes, Ser. 1, 3.750%, 07/12/16	101,039
Baa2	80	Sr. Unsec’d. Notes, MTN, 5.000%, 05/13/21(a)	89,673

See Notes to Financial Statements.

52	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Banking (cont’d.)
Baa3	355	Sub. Notes, 5.750%, 08/15/16	$395,865
A2	100	Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes, 5.300%, 10/30/15	110,510
A2	90	6.400%, 10/02/17	107,443
A2	220	7.250%, 02/01/18	273,409
Baa1	5	Capital One Bank, Sub. Notes, 6.500%, 06/13/13	5,059
Baa2	280	Citigroup, Inc., Sr. Unsec’d. Notes, 6.125%, 05/15/18	333,572
Baa2	200	8.125%, 07/15/39	293,164
Baa2	65	8.500%, 05/22/19	86,596
Baa3	82	Sub. Notes, 5.000%, 09/15/14	86,102
Baa3	165	6.125%, 08/25/36	188,682
A3	270	Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, 5.250%, 07/27/21(a)	305,929
A3	180	5.750%, 01/24/22	209,290
A3	5	6.250%, 09/01/17(a)	5,873
A3	15	6.250%, 02/01/41	17,825
Baa1	10	Sub. Notes, 5.625%, 01/15/17	11,196
Baa1	235	6.450%, 05/01/36	253,342
Baa1	52	6.750%, 10/01/37	58,271
Baa2	20	Huntington Bancshares, Inc., Sub. Notes, 7.000%, 12/15/20	24,980
Baa2	200	Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes, 3.125%, 01/15/16(a)	195,509
		JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1,
Ba1	300	7.900%, 04/29/49(b)	344,649
A2	220	Sr. Unsec’d. Notes, 4.250%, 10/15/20(a)	241,388

See Notes to Financial Statements.

Prudential Asset Allocation Fund	53

Portfolio of Investments

as of March 31, 2013 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Banking (cont’d.)
A2	195	Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes, 144A, MTN, 5.800%, 01/13/20	$229,571
Baa1	460	Morgan Stanley, Notes, Ser. G, MTN, 5.450%, 01/09/17	514,891
Baa1	70	Sr. Unsec’d. Notes, 6.375%, 07/24/42(a)	84,102
Baa1	285	Sr. Unsec’d. Notes, MTN, 5.625%, 09/23/19	327,716
Baa1	110	Sr. Unsec’d. Notes, Ser. G, MTN, 5.500%, 07/28/21	126,105
Ba1	150	MUFG Capital Finance 1 Ltd. (Cayman Islands), Gtd. Notes, 6.346%, 07/29/49(b)	167,119
A3	65	PNC Funding Corp., Gtd. Notes, 6.700%, 06/10/19	82,021
Baa1	250	Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes, MTN, 6.400%, 10/21/19	298,479
Baa2	110	Santander Holdings USA, Inc., Sr. Unsec’d. Notes, 3.000%, 09/24/15	112,788
A2	130	US Bancorp, Sub. Notes, MTN, 2.950%, 07/15/22	129,379
A3	175	Wells Fargo & Co., Sub. Notes, Ser. M, MTN, 3.450%, 02/13/23(a)	176,176

			7,931,152

Brokerage 0.1%
Baa3	65	Jefferies Group LLC, Sr. Unsec’d. Notes, 6.500%, 01/20/43(a)	69,290
NR	345	Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, 5.250%, 02/06/12(d)	92,287

See Notes to Financial Statements.

54	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Brokerage (cont’d.)
NR	100	6.875%, 05/02/18(d)	$27,250
Baa3	100	Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN, 2.000%, 09/13/16	99,755

			288,582

Building Materials & Construction 0.1%
Ba1	150	Mohawk Industries, Inc., Sr. Unsec’d. Notes, 6.375%, 01/15/16	167,438
Baa3	200	Odebrecht Finance Ltd. (Cayman Islands), Gtd. Notes, 144A, 5.125%, 06/26/22	210,300
Ba1	90	Owens Corning, Gtd. Notes, 4.200%, 12/15/22	92,047

			469,785

Cable 0.2%
B1	125	Cablevision Systems Corp., Sr. Unsec’d. Notes, 8.625%, 09/15/17	145,625
		Comcast Corp.,
		Gtd. Notes,
A3	40	6.450%, 03/15/37	50,741
A3	110	6.500%, 11/15/35	140,094
A3	65	6.950%, 08/15/37	86,425
Baa2	45	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes, 3.500%, 03/01/16	47,787
Baa2	25	3.550%, 03/15/15(a)	26,171
Baa2	200	5.150%, 03/15/42(a)	193,282

			690,125

Capital Goods 0.4%
Ba2	160	Actuant Corp., Gtd. Notes, 5.625%, 06/15/22	166,000

See Notes to Financial Statements.

Prudential Asset Allocation Fund	55

Portfolio of Investments

as of March 31, 2013 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Capital Goods (cont’d.)
Ba2	125	Case New Holland, Inc., Gtd. Notes, 7.875%, 12/01/17(a)	$146,250
A2	50	Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN, 5.500%, 03/15/16	56,674
Ba2	125	Clean Harbors, Inc., Gtd. Notes, 5.250%, 08/01/20	129,063
		ERAC USA Finance Co., Gtd. Notes, 144A, 6.375%, 10/15/17
Baa1	296	(original cost $295,482; purchased date 10/10/07)(a)(c)(e)	356,056
		7.000%, 10/15/37
Baa1	20	(original cost $19,827; purchased date 10/10/07)(c)(e)	25,517
Aa3	40	General Electric Co., Sr. Unsec’d. Notes, 4.125%, 10/09/42(a)	40,102
Baa3	40	Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Notes, 144A, 2.500%, 07/11/14 (original cost $39,984; purchased date 07/10/12)(c)(e)	40,631
Baa3	60	Unsec’d. Notes, 144A, 3.125%, 05/11/15 (original cost $59,942; purchased date 05/08/12)(c)(e)	62,081
Ba2	100	SPX Corp., Gtd. Notes, 7.625%, 12/15/14	109,000
A2	60	United Technologies Corp., Sr. Unsec’d. Notes, 6.125%, 07/15/38	78,105
Baa2	160	Xylem, Inc., Sr. Unsec’d. Notes, 4.875%, 10/01/21	180,697

			1,390,176

See Notes to Financial Statements.

56	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Chemicals 0.1%
Ba1	135	Ashland, Inc., Sr. Unsec’d. Notes, 144A, 3.875%, 04/15/18	$136,688
Baa2	82	Dow Chemical Co. (The), Sr. Unsec’d. Notes, 9.400%, 05/15/39	130,394
A2	60	E.I. du Pont de Nemours & Co., Sr. Unsec’d. Notes, 4.150%, 02/15/43	60,927
Baa1	75	ICI Wilmington, Inc., Gtd. Notes, 5.625%, 12/01/13	77,433
Baa2	100	Union Carbide Corp., Sr. Unsec’d. Notes, 7.500%, 06/01/25	124,552

			529,994

Consumer 0.2%
Baa3	300	Newell Rubbermaid, Inc., Sr. Unsec’d. Notes, 6.250%, 04/15/18	352,351
BB-(f)	114	Sealy Mattress Co., Sr. Sec’d. Notes, 144A, 10.875%, 04/15/16	120,556
Ba3	125	Spectrum Brands, Inc., Sr. Sec’d. Notes, 9.500%, 06/15/18	141,563

			614,470

Electric 0.7%
Baa1	35	Arizona Public Service Co., Sr. Unsec’d. Notes, 6.250%, 08/01/16	40,931
Baa1	115	Baltimore Gas & Electric Co., Sr. Unsec’d. Notes, 6.350%, 10/01/36	148,234
A1	225	Carolina Power & Light Co., First Mtge. Bonds, 4.100%, 03/15/43	224,609

See Notes to Financial Statements.

Prudential Asset Allocation Fund	57

Portfolio of Investments

as of March 31, 2013 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Electric (cont’d.)
A3	120	CenterPoint Energy Houston Electric LLC, Gen. Ref. Mtge., Ser. K2, 6.950%, 03/15/33	$167,719
A1	55	Duke Energy Carolinas LLC, First Mtge. Bonds, 6.050%, 04/15/38	70,869
Baa2	135	El Paso Electric Co., Sr. Unsec’d. Notes, 6.000%, 05/15/35	156,313
Baa2	30	Exelon Corp., Sr. Unsec’d. Notes, 4.900%, 06/15/15	32,473
Baa3	180	FirstEnergy Corp., Sr. Unsec’d. Notes, Ser. A, 2.750%, 03/15/18	182,038
Aa3	60	Florida Power & Light Co., First Mtge. Bonds, 5.950%, 10/01/33	77,949
Baa1	30	Iberdrola International BV (Netherlands), Gtd. Notes, 6.750%, 09/15/33	32,333
Baa2	90	Indiana Michigan Power Co., Sr. Unsec’d. Notes, Ser. INDF, 5.050%, 11/15/14	95,761
Baa1	115	MidAmerican Energy Holdings Co., Sr. Unsec’d. Notes, 5.950%, 05/15/37	141,716
Baa1	280	Nevada Power Co., Genl. Ref. Mtge., Ser. O, 6.500%, 05/15/18	346,286
A3	100	Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A, 4.881%, 08/15/19	115,902
A2	110	NSTAR Electric Co., Sr. Unsec’d. Notes, 4.875%, 04/15/14	114,708

See Notes to Financial Statements.

58	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Electric (cont’d.)
A3	90	NSTAR LLC, Sr. Unsec’d. Notes, 4.500%, 11/15/19	$103,848
A2	35	Public Service Co. of Colorado, First Mtge. Bonds, 3.950%, 03/15/43	35,123
Baa3	55	Public Service Co. of New Mexico, Sr. Unsec’d. Notes, 7.950%, 05/15/18	68,398
A1	125	Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN, 5.800%, 05/01/37	160,712
Baa1	105	Xcel Energy, Inc., Sr. Unsec’d. Notes, 4.800%, 09/15/41	116,708
Baa1	36	5.613%, 04/01/17	41,561

			2,474,191

Energy - Integrated
A2	70	BP Capital Markets PLC (United Kingdom), Gtd. Notes, 4.500%, 10/01/20	79,981

Energy - Other 0.4%
Baa3	300	Anadarko Petroleum Corp., Sr. Unsec’d. Notes, 6.375%, 09/15/17	358,084
Baa3	50	6.450%, 09/15/36	61,454
Baa3	25	6.950%, 06/15/19	31,474
Ba3	150	Cie Generale de Geophysique-Veritas (France), Gtd. Notes, 9.500%, 05/15/16	157,500
Baa2	140	Nabors Industries, Inc., Gtd. Notes, 4.625%, 09/15/21	146,127
Baa3	130	Pioneer Natural Resources Co., Sr. Unsec’d. Notes, 7.500%, 01/15/20	165,390

See Notes to Financial Statements.

Prudential Asset Allocation Fund	59

Portfolio of Investments

as of March 31, 2013 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Energy - Other (cont’d.)
Baa2	250	Reliance Holdings USA, Inc., Gtd. Notes, 144A, 5.400%, 02/14/22	$278,676
Baa3	105	Transocean, Inc. (Cayman Islands), Gtd. Notes, 2.500%, 10/15/17	106,329
Baa2	115	Weatherford International Ltd. (Bermuda), Gtd. Notes, 5.125%, 09/15/20(a)	124,037
Baa1	265	Woodside Finance Ltd. (Australia), Gtd. Notes, 144A, 5.000%, 11/15/13	271,669

			1,700,740

Foods 0.5%
A3	235	Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 8.000%, 11/15/39	371,508
Baa2	177	Beam, Inc., Sr. Unsec’d. Notes, 6.375%, 06/15/14	188,436
Baa2	215	Bunge Ltd., Gtd. Notes, 5.350%, 04/15/14	224,485
Baa2	145	Bunge Ltd. Finance Corp., Gtd. Notes, 8.500%, 06/15/19	186,905
A2	150	Cargill, Inc., Sr. Unsec’d. Notes, 144A, 6.000%, 11/27/17 (original cost $149,288; purchased date 11/19/07)(c)(e)	178,753
Ba1	175	Constellation Brands, Inc., Gtd. Notes, 8.375%, 12/15/14	193,594
Ba2	125	Darling International, Inc., Gtd. Notes, 8.500%, 12/15/18	141,875

See Notes to Financial Statements.

60	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Foods (cont’d.)
Ba2	150	TreeHouse Foods, Inc., Gtd. Notes, 7.750%, 03/01/18	$162,563
Baa3	150	Tyson Foods, Inc., Gtd. Notes, 6.600%, 04/01/16	171,824

			1,819,943

Healthcare & Pharmaceutical 0.6%
Baa1	85	AbbVie, Inc., Sr. Unsec’d. Notes, 144A, 4.400%, 11/06/42	85,701
Baa1	210	Amgen, Inc., Sr. Unsec’d. Notes, 5.150%, 11/15/41(a)	225,335
Baa1	120	5.375%, 05/15/43	133,493
A1	110	AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes, 6.450%, 09/15/37	142,384
Baa2	110	Cardinal Health, Inc., Sr. Unsec’d. Notes, 5.500%, 06/15/13	111,082
Baa3	310	Express Scripts Holding Co., Gtd. Notes, 2.750%, 11/21/14	319,297
Baa1	70	Gilead Sciences, Inc., Sr. Unsec’d. Notes, 5.650%, 12/01/41	84,948
A1	145	GlaxoSmithKline Capital, Inc., Gtd. Notes, 4.200%, 03/18/43	146,983
Baa2	20	Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes, 3.750%, 08/23/22	20,532
Baa2	250	5.625%, 12/15/15	279,305
Aa3	30	Merck & Co., Inc., Sr. Unsec’d. Notes, 5.950%, 12/01/28	38,637

See Notes to Financial Statements.

Prudential Asset Allocation Fund	61

Portfolio of Investments

as of March 31, 2013 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Healthcare & Pharmaceutical (cont’d.)
Baa3	125	Mylan, Inc., Gtd. Notes, 144A, 7.625%, 07/15/17(a)	$138,956
Baa1	130	St. Jude Medical, Inc., Sr. Unsec’d. Notes, 4.750%, 04/15/43	132,495
Baa3	65	Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes, 4.625%, 10/01/42	65,571
Baa3	75	6.125%, 08/15/19(a)	90,932
A1	35	Wyeth LLC, Gtd. Notes, 5.500%, 02/01/14	36,481
Baa2	20	Zoetis, Inc., Sr. Unsec’d. Notes, 144A, 3.250%, 02/01/23(a)	20,282
Baa2	25	4.700%, 02/01/43(a)	25,521

			2,097,935

Healthcare Insurance 0.3%
Baa2	50	Cigna Corp., Sr. Unsec’d. Notes, 5.875%, 03/15/41	59,703
Baa2	140	6.150%, 11/15/36	169,218
Baa3	540	Coventry Health Care, Inc., Sr. Unsec’d. Notes, 6.125%, 01/15/15	583,811
A3	60	UnitedHealth Group, Inc., Sr. Unsec’d. Notes, 6.000%, 06/15/17	71,340
A3	100	6.500%, 06/15/37	128,945
A3	80	6.625%, 11/15/37	104,282
Baa2	45	WellPoint, Inc., Sr. Unsec’d. Notes, 4.625%, 05/15/42	45,177
Baa2	125	4.650%, 01/15/43	124,966

			1,287,442

See Notes to Financial Statements.

62	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Insurance 0.9%
A3	70	ACE INA Holdings, Inc., Gtd. Notes, 4.150%, 03/13/43	$70,478
Baa1	80	Allied World Assurance Co. Holdings Ltd. (Bermuda), Gtd. Notes, 5.500%, 11/15/20	90,505
A3	15	Allstate Corp. (The), Sr. Unsec’d. Notes, 5.200%, 01/15/42	17,270
Baa1	130	American International Group, Inc., Sr. Unsec’d. Notes, 4.250%, 05/15/13	130,576
Baa1	260	6.400%, 12/15/20(a)	321,996
Baa1	155	8.250%, 08/15/18	200,805
Baa1	160	Axis Specialty Finance LLC, Gtd. Notes, 5.875%, 06/01/20	182,258
A3	210	Chubb Corp. (The), Jr. Sub. Notes, 6.375%, 03/29/67(b)	230,738
Baa3	90	Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes, MTN, 6.000%, 01/15/19	107,368
Baa2	180	Liberty Mutual Group, Inc., Bonds, 144A, 7.000%, 03/15/34	206,470
Ba1	40	Lincoln National Corp., Jr. Sub. Notes, 6.050%, 04/20/67(b)	40,200
Baa2	110	Sr. Unsec’d. Notes, 6.300%, 10/09/37	134,356
Baa2	90	7.000%, 06/15/40	118,555
Baa2	70	8.750%, 07/01/19	94,878
Baa2	25	Markel Corp., Sr. Unsec’d. Notes, 5.000%, 03/30/43	24,998
A3	135	MetLife, Inc., Sr. Unsec’d. Notes, 5.700%, 06/15/35	158,005

See Notes to Financial Statements.

Prudential Asset Allocation Fund	63

Portfolio of Investments

as of March 31, 2013 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Insurance (cont’d.)
A3	15	6.375%, 06/15/34	$19,032
A3	50	6.750%, 06/01/16	58,779
Aa2	110	New York Life Insurance Co., Sub. Notes, 144A, 6.750%, 11/15/39	147,538
Aa2	60	Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A, 6.063%, 03/30/40	75,339
Baa1	105	Ohio National Financial Services, Inc., Sr. Notes, 144A, 6.375%, 04/30/20	124,066
A3	150	Pacific Life Insurance Co., Sub. Notes, 144A, 9.250%, 06/15/39	218,445
		Principal Financial Group, Inc.,
A3	15	Gtd. Notes, 4.625%, 09/15/42	15,453
A2	110	Progressive Corp. (The), Jr. Sub. Notes, 6.700%, 06/15/37(b)	121,550
Aa2	240	Teachers Insurance & Annuity Association of America, Sub. Notes, 144A, 6.850%, 12/16/39(a)	320,252
Baa2	50	Unum Group, Sr. Unsec’d. Notes, 5.625%, 09/15/20	57,947
Baa2	110	W.R. Berkley Corp., Sr. Unsec’d. Notes, 5.600%, 05/15/15	118,770
Baa2	90	6.150%, 08/15/19	104,029
Baa2	15	XL Group PLC (Ireland), Sr. Unsec’d. Notes, 5.250%, 09/15/14	15,827

			3,526,483

Lodging 0.3%
Baa3	200	Choice Hotels International, Inc., Gtd. Notes, 5.750%, 07/01/22	222,000

See Notes to Financial Statements.

64	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Lodging (cont’d.)
B2	44	FelCor Lodging LP, Sr. Sec’d. Notes, 10.000%, 10/01/14	$49,170
Baa2	130	Marriott International, Inc., Sr. Unsec’d. Notes, 3.250%, 09/15/22	130,526
Baa2	500	Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes, 6.750%, 05/15/18	606,942
Baa3	60	Wyndham Worldwide Corp., Sr. Unsec’d. Notes, 2.500%, 03/01/18	60,340

			1,068,978

Media & Entertainment 0.3%
Ba1	175	Belo Corp., Gtd. Notes, 8.000%, 11/15/16	188,125
Baa1	70	News America, Inc., Gtd. Notes, 6.150%, 02/15/41(a)	83,822
Baa1	125	7.625%, 11/30/28	163,730
Ba3	125	Sinclair Television Group, Inc., Sec’d. Notes, 144A, 9.250%, 11/01/17	135,469
Baa2	25	Time Warner, Inc., Gtd. Notes, 6.200%, 03/15/40	29,085
Baa2	30	6.250%, 03/29/41	35,465
Baa2	160	7.250%, 10/15/17	198,545
Baa2	20	7.625%, 04/15/31	27,061
Baa2	100	9.150%, 02/01/23	145,495
Baa1	118	Viacom, Inc., Sr. Unsec’d. Notes, 144A, 4.375%, 03/15/43	109,017

			1,115,814

See Notes to Financial Statements.

Prudential Asset Allocation Fund	65

Portfolio of Investments

as of March 31, 2013 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Metals 0.3%
Ba1	385	ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes, 5.375%, 06/01/13	$387,426
Baa3	65	Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes, 144A, 2.375%, 03/15/18	65,272
Ba1	190	Peabody Energy Corp., Gtd. Notes, 6.000%, 11/15/18(a)	201,875
A-(f)	70	Rio Tinto Alcan, Inc. (Canada), Sr. Unsec’d. Notes, 4.500%, 05/15/13	70,290
A-(f)	115	5.000%, 06/01/15	124,432
Baa2	95	Southern Copper Corp., Sr. Unsec’d. Notes, 7.500%, 07/27/35	113,980
Baa2	105	Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A, 1.800%, 10/23/15	106,193
Baa2	150	2.850%, 11/10/14	153,734

			1,223,202

Non Captive Finance 0.3%
A1	600	General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN, 6.000%, 08/07/19(g)	728,439
A1	170	6.875%, 01/10/39(a)	222,739
A2	100	Sub. Notes, 5.300%, 02/11/21(a)	114,638
Ba1	90	SLM Corp., Sr. Unsec’d. Notes, MTN, 8.450%, 06/15/18	106,650

			1,172,466

See Notes to Financial Statements.

66	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Paper 0.2%
Baa2	40	Georgia-Pacific LLC, Gtd. Notes, 144A, 5.400%, 11/01/20 (original cost $39,765; purchased date 10/27/10)(c)(e)	$47,328
Baa3	30	International Paper Co., Sr. Unsec’d. Notes, 6.000%, 11/15/41	34,904
Baa3	175	7.300%, 11/15/39	230,718
Baa3	85	7.500%, 08/15/21	111,281
Ba1	50	Rock Tenn Co., Gtd. Notes, 4.000%, 03/01/23	50,564
Ba1	95	4.900%, 03/01/22(a)	102,767

			577,562

Pipelines & Other 0.1%
Baa1	195	Enterprise Products Operating LLC, Gtd. Notes, 4.850%, 03/15/44	199,070
Baa3	55	NiSource Finance Corp., Gtd. Notes, 5.250%, 09/15/17	63,117
Baa3	70	5.450%, 09/15/20	82,040

			344,227

Railroads 0.2%
A3	100	Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes, 4.450%, 03/15/43	101,149
A3	135	6.700%, 08/01/28	167,469
Baa2	170	CSX Corp., Sr. Unsec’d. Notes, 6.150%, 05/01/37	207,264
Baa1	20	Norfolk Southern Corp., Sr. Unsec’d. Notes, 5.590%, 05/17/25	24,412
Baa1	97	Sr. Unsec’d. Notes, 144A, 2.903%, 02/15/23	97,113

See Notes to Financial Statements.

Prudential Asset Allocation Fund	67

Portfolio of Investments

as of March 31, 2013 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Railroads (cont’d.)
Baa1	140	Union Pacific Corp., Sr. Unsec’d. Notes, 4.250%, 04/15/43	$140,461

			737,868

Real Estate Investment Trusts 0.3%
Baa1	100	HCP, Inc., Sr. Unsec’d. Notes, 2.700%, 02/01/14(a)	101,567
Baa2	115	Mack-Cali Realty Corp., Sr. Unsec’d. Notes, 7.750%, 08/15/19	144,879
Baa2	11	ProLogis LP, Gtd. Notes, 6.875%, 03/15/20	13,499
A3	30	Simon Property Group LP, Sr. Unsec’d. Notes, 2.800%, 01/30/17	31,616
A3	30	3.375%, 03/15/22(a)	31,374
A3	530	6.125%, 05/30/18	647,540

			970,475

Retailers 0.1%
Baa2	160	CVS Caremark Corp., Sr. Unsec’d. Notes, 5.750%, 05/15/41	189,993
A3	60	Lowe’s Cos., Inc., Sr. Unsec’d. Notes, 6.500%, 03/15/29	74,331
Ba1	125	Ltd. Brands, Inc., Gtd. Notes, 6.625%, 04/01/21	141,250
Baa3	45	Macy’s Retail Holdings, Inc., Gtd. Notes, 3.875%, 01/15/22(a)	47,462

			453,036

See Notes to Financial Statements.

68	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Technology 0.2%
Baa3	60	Arrow Electronics, Inc., Sr. Unsec’d. Notes, 3.375%, 11/01/15	$62,298
Baa2	70	Fiserv, Inc., Gtd. Notes, 3.125%, 06/15/16	73,756
Baa3	110	Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A, 10.000%, 05/01/14	116,325
Ba1	125	STATS ChipPAC Ltd. (Singapore), Gtd. Notes, 144A, 7.500%, 08/12/15	131,719
Baa2	445	Xerox Corp., Sr. Unsec’d. Notes, 4.250%, 02/15/15	468,737

			852,835

Telecommunications 0.2%
A3	33	AT&T, Inc., Sr. Unsec’d. Notes, 5.350%, 09/01/40	35,329
A3	215	6.550%, 02/15/39	265,588
Baa2	50	British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes, 9.625%, 12/15/30	77,501
Baa3	75	Embarq Corp., Sr. Unsec’d. Notes, 7.082%, 06/01/16 (original cost $84,771; purchased date 05/04/11 - 05/11/11)(c)(e)	85,861
Baa3	200	7.995%, 06/01/36 (original cost $199,986; purchased date 05/12/06)(c)(e)	210,542
Baa3	90	Telecom Italia Capital SA (Luxembourg), Gtd. Notes, 5.250%, 11/15/13	91,876
A2	40	Telefonos de Mexico SAB de CV (Mexico), Gtd. Notes, 5.500%, 11/15/19	46,546

See Notes to Financial Statements.

Prudential Asset Allocation Fund	69

Portfolio of Investments

as of March 31, 2013 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Ba3	100	Windstream Corp., Gtd. Notes, 8.125%, 08/01/13	$102,000

			915,243

Tobacco 0.3%
Baa1	235	Altria Group, Inc., Gtd. Notes, 9.700%, 11/10/18	327,042
Baa1	160	10.200%, 02/06/39	269,287
Baa3	245	Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A, 2.050%, 02/11/18	246,539
Baa2	50	Lorillard Tobacco Co., Gtd. Notes, 8.125%, 06/23/19	63,612
Baa2	220	Reynolds American, Inc., Gtd. Notes, 6.750%, 06/15/17	264,794
Baa2	35	7.250%, 06/15/37	45,624

			1,216,898

		Total corporate bonds (cost $33,112,741)	36,712,277

ASSET BACKED SECURITIES 1.9%

Non-Residential Mortgage Backed Securities 1.5%
Aaa	250	ACAS CLO Ltd. (Cayman Islands), Ser. 2013-1A, Class A, 144A, 1.668%, 04/20/25(b)	250,000
Aaa	438	AIMCO CLO (Cayman Islands), Ser. 2005-AA, Class A1B, 144A, 0.552%, 10/20/19(b)	428,708
Aaa	300	Apidos CDO VIII (Cayman Islands), Ser. 2011-8A, Class A1, 144A, 1.803%, 10/17/21(b)	300,593

See Notes to Financial Statements.

70	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
ASSET BACKED SECURITIES (Continued)

Non-Residential Mortgage Backed Securities (cont’d.)
Aaa	238	ARES Enhanced Loan Investment Strategy Ltd. (Cayman Islands), Ser. 2005-2A, Class A2, 144A, 0.561%, 01/26/20(b)	$234,972
AAA(f)	169	Battalion CLO Ltd. (Cayman Islands), Ser. 2012-2A, Class A1, 144A, 1.404%, 11/15/19(b)	169,130
Baa2	500	Citibank Credit Card Issuance Trust, Ser. 2005-C2, Class C2, 0.674%, 03/24/17(b)	496,628
Aaa	250	Fortress Credit BSL Ltd. (Cayman Islands), Ser. 2013-1A, Class A, 144A, 1.536%, 01/19/25(b)	250,000
A2	600	GE Capital Credit Card Master Note Trust, Ser. 2012-4, Class B, 1.053%, 06/15/18(b)	603,554
Aaa	165	Gulf Stream - Sextant CLO Ltd. (Cayman Islands), Ser. 2006-1A, Class A1A, 144A, 0.519%, 08/21/20(b)	163,372
Aaa	300	ING Investment Management CLO Ltd. (Cayman Islands), Ser. 2013-1A, Class A1, 144A, 1.679%, 04/15/24(b)	300,000
Aaa	500	Landmark IX CDO Ltd. (Cayman Islands), Ser. 2007-9A, Class A1, 144A, 0.519%, 04/15/21(b)	493,260
Aaa	250	Marine Park CLO Ltd. (Cayman Islands), Ser. 2012-1A, Class A1A, 144A, 1.760%, 05/18/23(b)	252,183
Aaa	300	Sheridan Square CLO Ltd. (Cayman Islands), Ser. 2013-1A, Class A1, 144A, 1.256%, 04/15/25(b)	300,790
AA(f)	250	Slater Mill Loan Fund LP (Cayman Islands), Ser. 2012-1A, Class B, 144A, 2.940%, 08/17/22(b)	251,654
AA(f)	250	Sound Point CLO Ltd. (Cayman Islands), Ser. 2012-1A, Class B, 144A, 3.002%, 10/20/23(b)	251,836

See Notes to Financial Statements.

Prudential Asset Allocation Fund	71

Portfolio of Investments

as of March 31, 2013 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
ASSET BACKED SECURITIES (Continued)

Non-Residential Mortgage Backed Securities (cont’d.)
Aaa	218	Stanfield Azure CLO Ltd. (Cayman Islands), Ser. 2006-1A, Class A1L, 144A, 0.547%, 05/27/20(b)	$215,210
Aaa	296	Stanfield Daytona CLO Ltd. (Cayman Islands), Ser. 2007-1A, Class A1L, 144A, 0.551%, 04/27/21(b)	290,416
Aaa	327	Trimaran CLO VI Delaware Corp. (Cayman Islands), Ser. 2006-2A, Class A1L, 144A, 0.549%, 11/01/18(b)	323,997

			5,576,303

Residential Mortgage Backed Securities 0.4%
B2	65	CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M1, 1.854%, 03/25/33(b)	55,389
Ba1	520	Countrywide Asset-Backed Certificates, Ser. 2004-1, Class M1, 0.954%, 03/25/34(b)	489,289
B3	58	Credit-Based Asset Servicing and Securitization LLC, Ser. 2005-CB6, Class A3, 4.714%, 07/25/35(b)	51,600
Ba1	102	Equity One ABS, Inc., Ser. 2004-3, Class M1, 5.308%, 07/25/34(b)	90,061
Aa1	52	HSBC Home Equity Loan Trust, Ser. 2005-2, Class M2, 0.693%, 01/20/35(b)	49,297
Baa2	415	Morgan Stanley ABS Capital I, Ser. 2004-NC1, Class M1, 1.254%, 12/25/33(b)	403,979
Caa3	111	Morgan Stanley Dean Witter Capital I, Ser. 2002-HE1, Class M1, 1.104%, 07/25/32(b)	98,166
B2	113	Ser. 2002-NC4, Class M1, 1.479%, 09/25/32(b)	104,902
Caa2	28	RASC Trust, Ser. 2004-KS2, Class MI1, 4.710%, 03/25/34(b)	18,109

See Notes to Financial Statements.

72	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
ASSET BACKED SECURITIES (Continued)

Residential Mortgage Backed Securities (cont’d.)
Ba3	193	Securitized Asset Backed Receivables LLC Trust, Ser. 2004-OP1, Class M1, 0.969%, 02/25/34(b)	$179,131

			1,539,923

		Total asset backed securities (cost $6,963,899)	7,116,226

COLLATERALIZED MORTGAGE OBLIGATIONS 0.3%
Caa2	417	Banc of America Alternative Loan Trust, Ser. 2005-12, Class 3CB1, 6.000%, 01/25/36	329,077
B2	80	Banc of America Mortgage 2005-A Trust, Ser. 2005-A, Class 2A1, 2.934%, 02/25/35(b)	78,948
Caa1	83	Banc of America Mortgage 2005-B Trust, Ser. 2005-B, Class 2A1, 2.850%, 03/25/35(b)	79,110
B2	246	Chase Mortgage Finance Corp., Ser. 2007-A1, Class 1A5, 3.021%, 02/25/37(b)	245,131
Ba3	96	Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1, 5.250%, 09/25/19	97,718
B1	158	JPMorgan Mortgage Trust, Ser. 2007-A1, Class 4A1, 2.991%, 07/25/35(b)	158,075
A+(f)	10	MASTR Alternative Loans Trust, Ser. 2003-8, Class 4A1, 7.000%, 12/25/33	10,232
Baa1	119	Ser. 2004-4, Class 4A1, 5.000%, 04/25/19	122,337
Baa3	129	Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3, 2.586%, 02/25/34(b)	130,105
CCC(f)	50	Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser. 2005-1, Class 3A, 5.000%, 03/25/20	50,758

		Total collateralized mortgage obligations (cost $1,387,784)	1,301,491

See Notes to Financial Statements.

Prudential Asset Allocation Fund	73

Portfolio of Investments

as of March 31, 2013 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
COMMERCIAL MORTGAGE BACKED SECURITIES 4.2%
Aaa	500	Banc of America Commercial Mortgage Trust, Ser. 2006-4, Class A3A, 5.600%, 07/10/46	$502,304
Aaa	600	Ser. 2006-6, Class A3, 5.369%, 10/10/45	649,019
Aaa	438	Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser. 2004-2, Class A4, 4.153%, 11/10/38	441,449
Aaa	561	Citigroup Commercial Mortgage Trust, Ser. 2006-C5, Class ASB, 5.413%, 10/15/49	579,762
Aaa	100	Ser. 2007-C6, Class A4, 5.885%, 12/10/49(b)	116,285
AAA(f)	280	COBALT CMBS Commercial Mortgage Trust, Ser. 2007-C3, Class A3, 5.811%, 05/15/46(b)	297,637
AAA(f)	444	Commercial Mortgage Acceptance Corp., Ser. 1998-C2, Class X, I/O, 1.451%, 09/15/30(b)	14,314
AAA(f)	800	Commercial Mortgage Pass-Through Certificates, Ser. 2006-C1, Class A4, 5.407%, 02/15/39(b)	887,979
Aaa	400	Ser. 2012-CR3, Class A2, 1.765%, 10/15/45	406,253
AAA(f)	1,200	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C5, Class A4, 5.100%, 08/15/38(b)	1,294,710
Aaa	659	Ser. 2005-C6, Class A4, 5.230%, 12/15/40(b)	716,980
AA+(f)	2,987	FHLMC Multifamily Structured Pass Through Certificates, Ser. K020, Class X1, I/O, 1.478%, 05/25/22(b)	316,702
AA+(f)	898	Ser. K021, Class X1, I/O, 1.514%, 06/25/22(b)	99,270
AA+(f)	1,184	Ser. K501, Class X1A, I/O, 1.755%, 08/25/16(b)	52,102
AA+(f)	2,494	Ser. K710, Class X1, I/O, 1.784%, 05/25/19(b)	231,806

See Notes to Financial Statements.

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Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
AA+(f)	2,497	Ser. K711, Class X1, I/O, 1.711%, 07/25/19(b)	$226,466
AAA(f)	645	GMAC Commercial Mortgage Securities, Inc. Trust, Ser. 2005-C1, Class A5, 4.697%, 05/10/43	683,063
Aaa	333	Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2, 5.381%, 03/10/39	342,952
Aaa	500	JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-CB12, Class A4, 4.895%, 09/12/37	540,124
Aaa	249	Ser. 2005-CB13, Class ASB, 5.285%, 01/12/43(b)	257,495
Aaa	33	Ser. 2005-LDP2, Class A3, 4.697%, 07/15/42	32,886
Aa2	100	Ser. 2005-LDP2, Class AM, 4.780%, 07/15/42	106,959
Aaa	468	Ser. 2006-CB16, Class ASB, 5.523%, 05/12/45	496,125
Aaa	300	Ser. 2012-CBX, Class A3, 3.139%, 06/15/45	318,380
Aaa	200	Ser. 2012-LC9, Class A4, 2.611%, 12/15/47	196,529
AAA(f)	500	Ser. 2013-C10, Class A4, 2.875%, 12/15/47	502,597
AAA(f)	14	LB-UBS Commercial Mortgage Trust, Ser. 2006-C1, Class A2, 5.084%, 02/15/31	13,877
Aaa	72	Merrill Lynch Mortgage Trust, Ser. 2004-KEY2, Class A3, 4.615%, 08/12/39	71,819
Aaa	480	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A4, 6.087%, 06/12/46(b)	545,267
Aaa	283	Ser. 2007-6, Class A2, 5.331%, 03/12/51	290,652
Aaa	1,273	Ser. 2007-7, Class ASB, 5.729%, 06/12/50(b)	1,323,029

See Notes to Financial Statements.

Prudential Asset Allocation Fund	75

Portfolio of Investments

as of March 31, 2013 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
Aaa	200	Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2013-C8, Class A3, 2.863%, 12/15/48	$200,185
Aaa	500	Morgan Stanley Capital I Trust, Ser. 2006-HQ8, Class A4, 5.597%, 03/12/44(b)	550,647
AAA(f)	700	Ser. 2006-IQ11, Class A4, 5.852%, 10/15/42(b)	777,896
Aaa	200	Ser. 2007-HQ11, Class A31, 5.439%, 02/12/44	206,487
Aaa	784	Ser. 2007-HQ11, Class AAB, 5.444%, 02/12/44	816,832
AAA(f)	193	Ser. 2007-T27, Class AAB, 5.816%, 06/11/42(b)	197,978
Aaa	200	UBS-Barclays Commercial Mortgage Trust, Ser. 2012-C4, Class A4, 2.792%, 12/10/45	200,361
Aaa	500	Ser. 2013-C5, Class A3, 2.920%, 03/10/46	504,057
Aa1	135	Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C20, Class AMFX, 5.179%, 07/15/42(b)	146,775

		Total commercial mortgage backed securities (cost $15,584,007)	16,156,010

COVERED BONDS 0.4%
Aaa	695	Commonwealth Bank of Australia (Australia), Covered Notes, 144A, 0.750%, 01/15/16	694,305
A3	290	DEPFA ACS Bank (Ireland), Covered Notes, 144A, 5.125%, 03/16/37	243,600
Aaa	200	DNB Boligkreditt AS (Norway), Covered Notes, 144A, 1.450%, 03/21/18	200,897
Aaa	365	National Australia Bank Ltd. (Australia), Covered Notes, 144A, 1.250%, 03/08/18	363,764

See Notes to Financial Statements.

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Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
COVERED BONDS (Continued)
Aaa	185	Swedbank Hypotek AB (Sweden), Covered Notes, 144A, 1.375%, 03/28/18	$184,911

		Total covered bonds (cost $1,726,439)	1,687,477

FOREIGN AGENCIES 0.7%
Aaa	1,220	Commonwealth Bank of Australia (Australia), Gov’t. Gtd. Notes, 144A, 2.700%, 11/25/14(a)	1,265,933
Aa3	100	Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes, 5.125%, 06/29/20	114,930
Aaa	115	Kreditanstalt Fuer Wiederaufbau (Germany), Gtd. Notes, 2.375%, 08/25/21	118,921
Baa1	300	Petroleos Mexicanos (Mexico), Gtd. Notes, 5.500%, 01/21/21	344,250
Baa1	115	Gtd. Notes, 144A, 3.500%, 01/30/23(a)	114,713
Baa1	460	RSHB Capital SA For OJSC Russian Agricultural Bank (Luxembourg), Sr. Unsec’d. Notes, 144A, 6.299%, 05/15/17	503,700

		Total foreign agencies (cost $2,365,679)	2,462,447

MORTGAGE BACKED SECURITIES 9.8%
	104	Federal Home Loan Mortgage Corp., 2.617%, 12/01/35(b)	111,011
	500	3.500%, TBA 30 YR	524,902
	1,243	4.000%, 06/01/26 - 11/01/39	1,326,574
	794	4.500%, 10/01/39	849,129
	2,000	4.500%, TBA 30 YR(h)	2,139,375
	870	5.000%, 07/01/18 - 10/01/35	939,490
	709	5.500%, 12/01/33 - 10/01/37	774,600
	215	6.000%, 01/01/34	240,263
	70	7.000%, 10/01/31 - 05/01/32	81,653

See Notes to Financial Statements.

Prudential Asset Allocation Fund	77

Portfolio of Investments

as of March 31, 2013 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
MORTGAGE BACKED SECURITIES (Continued)
	298	Federal National Mortgage Association, 2.449%, 07/01/37(b)	$315,862
	1,500	2.500%, TBA 15 YR(h)	1,556,016
	1,000	2.500%, TBA 15 YR(h)	1,035,156
	1,500	3.000%, TBA 15 YR(h)	1,574,707
	2,000	3.000%, TBA 30 YR(h)	2,057,187
	367	3.500%, 06/01/39	387,315
	2,500	3.500%, TBA 30 YR(h)	2,633,594
	1,000	4.000%, TBA 30 YR(h)	1,064,844
	1,272	4.500%, 07/01/19 - 09/01/39	1,371,380
	645	5.000%, 10/01/18 - 02/01/36	701,703
	1,500	5.000%, TBA 30 YR(h)	1,624,922
	1,099	5.500%, 12/01/16 - 07/01/34	1,215,484
	1,744	6.000%, 09/01/17 - 08/01/38	1,958,754
	1,000	6.000%, TBA 30 YR(h)	1,091,680
	1,538	6.500%, 05/01/13 - 10/01/37	1,727,267
	39	7.000%, 06/01/32	46,602
	3	7.500%, 09/01/30	4,152
	6	8.000%, 12/01/23	7,508
	7	8.500%, 02/01/28	8,660
	1,000	Government National Mortgage Association, 3.000%, TBA 30 YR(h)	1,042,500
	500	3.000%, TBA 30 YR	520,859
	1,000	3.500%, TBA 30 YR	1,075,625
	1,000	3.500%, TBA 30 YR(h)	1,069,219
	1,500	4.000%, TBA 30 YR(h)	1,622,637
	2,000	4.500%, TBA 30 YR(h)	2,186,562
	750	4.500%, TBA 30 YR(h)	820,898
	1,059	5.500%, 07/15/33 - 02/15/36	1,180,612
	344	6.500%, 09/15/23 - 08/15/32	392,119
	68	7.000%, 06/15/24 - 05/15/31	80,796
	8	7.500%, 04/15/29 - 05/15/31	9,034
	72	8.000%, 08/15/22 - 06/15/25	82,240

		Total mortgage backed securities (cost $36,340,611)	37,452,891

MUNICIPAL BONDS 0.5%
Aa3	220	Bay Area Toll Auth., Taxable, Revenue Bonds, BABs, 6.263%, 04/01/49	299,627

See Notes to Financial Statements.

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Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
MUNICIPAL BONDS (Continued)
A2	160	Chicago O’Hare Int’l. Arpt., BABs, 6.395%, 01/01/40	$206,584
Aa2	160	Metropolitan Government of Nashville & Davidson County Convention Center Auth., Taxable Sub. B, Direct Pay, BABs, 6.731%, 07/01/43	200,814
A3	165	New Jersey State Tpk. Auth. Rev., Tax. Issuer Subs., Ser. F, BABs, 7.414%, 01/01/40	241,035
Aa1	190	New York City Trans. Fin. Auth., Tax. Future, Tax. Secd. Sub., Ser. C-2, BABs, 5.767%, 08/01/36	236,846
Aa1	65	Ohio State University Gen. Rcpts., BABs, 4.910%, 06/01/40	74,790
Aaa	45	Ohio State Water Development Auth. Wtr. Poll. Ctl. Rev., Taxable Ld. Fd. B-2 Wtr. Quality, BABs, 4.879%, 12/01/34	51,762
Aa2	70	Oregon State Dept. of Trans. Hwy. User Tax Rev., Taxable Sub. Lien, Ser. A, BABs, 5.834%, 11/15/34	89,775
Aa3	80	Pennsylvania State Turnpike Commission Rev., Ser. B, BABs, 5.511%, 12/01/45	94,696
A1	210	State of California, GO, BABs, 7.300%, 10/01/39	292,667
A1	15	State of California, GO, Tax. Var. Purp., BABs, 7.500%, 04/01/34	20,997
A2	90	State of Illinois, Taxable, GO, 4.421%, 01/01/15	94,721
Aaa	50	Texas State Trans. Commission Rev., Taxable First Tier, Ser. B, BABs, 5.028%, 04/01/26	61,036

		Total municipal bonds (cost $1,545,719)	1,965,350

SOVEREIGN BONDS 0.4%
Aaa	870	Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, 0.500%, 06/20/16	869,887

See Notes to Financial Statements.

Prudential Asset Allocation Fund	79

Portfolio of Investments

as of March 31, 2013 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
SOVEREIGN BONDS (Continued)
Baa1	100	Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN, 3.625%, 03/15/22	$106,250
Baa1	118	4.750%, 03/08/44	122,425
A2	160	Poland Government International Bond (Poland), Sr. Unsec’d. Notes, 3.000%, 03/17/23	154,960
Baa3	200	Spain Government International Bond (Spain), Sr. Unsec’d. Notes, Ser. E, MTN, 3.625%, 06/17/13	200,240

		Total sovereign bonds (cost $1,449,485)	1,453,762

U.S. GOVERNMENT AGENCY OBLIGATIONS 0.2%
	330	Federal Home Loan Banks, 0.250%, 02/20/15	329,590
	135	5.500%, 07/15/36	180,803
	110	Federal Home Loan Mortgage Corp., 0.875%, 03/07/18	109,782
	330	Resolution Funding Corp. Interest Strip, 1.140%, 04/15/18(i)	311,863

		Total U.S. government agency obligations (cost $864,462)	932,038

U.S. GOVERNMENT TREASURY SECURITIES 7.1%
	30	U.S. Treasury Bonds, 2.750%, 11/15/42	27,806
	1,065	3.125%, 02/15/43	1,066,997
	530	6.500%, 11/15/26	791,108
	470	7.250%, 08/15/22	698,097
	2,020	U.S. Treasury Notes, 0.250%, 01/31/15	2,020,473
	1,170	0.250%, 02/28/15	1,170,091
	400	0.250%, 03/31/15	400,031
	1,475	0.375%, 06/15/15	1,478,111
	2,625	0.375%, 03/15/16	2,626,641
	490	0.750%, 02/28/18	489,885
	715	0.750%, 03/31/18	714,106
	3,070	1.000%, 03/31/17	3,123,486
	2,150	2.000%, 02/15/23(a)	2,177,210

See Notes to Financial Statements.

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Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
U.S. GOVERNMENT TREASURY SECURITIES (Continued)
	790	2.375%, 07/31/17	$848,941
	525	2.625%, 11/15/20	572,619
	945	3.500%, 05/15/20	1,091,180
	1,880	U.S. Treasury Strip Coupon, 2.290%, 08/15/24(j)	1,450,354
	1,600	2.740%, 05/15/25(j)	1,196,154
	790	3.050%, 08/15/26(j)	558,800
	470	3.100%, 11/15/26(j)	328,888
	765	3.270%, 08/15/27(j)	518,095
	3,250	3.370%, 02/15/28(j)	2,155,238
	265	3.600%, 05/15/29(j)	166,710
	1,065	3.690%, 11/15/29(j)	656,382
	850	U.S. Treasury Strip Principal, 0.340%, 11/15/15(i)	842,413

		Total U.S. government treasury securities (cost $26,433,217)	27,169,816

		Total long-term investments (cost $313,931,810)	376,141,597

SHORT-TERM INVESTMENTS 12.6%

U.S. Government Treasury Security 0.1%
	370	U.S. Treasury Bills 0.070%, 06/20/13(g)(k) (cost $369,942)	369,948

	Shares
AFFILIATED MUTUAL FUNDS 12.5%
	2,154,659	Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund(l) (cost $20,904,564)	20,081,423
	27,558,874	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund(l)(m) (cost $27,558,874; includes $17,910,590 of cash collateral received for securities on loan)	27,558,874

		Total affiliated mutual funds (cost $48,463,438)	47,640,297

See Notes to Financial Statements.

Prudential Asset Allocation Fund	81

Portfolio of Investments

as of March 31, 2013 (Unaudited) continued

Notional Amount (000)#	Description	Counterparty	Value (Note 1)

OPTIONS PURCHASED*

Call Options
1,466	Interest Rate Swap Options, Receive a fixed rate of 2.220% and pay a floating rate based on 3-month LIBOR, expiring 09/23/13	Deutsche Bank AG	$31,610
671	Receive a fixed rate of 2.210% and pay a floating rate based on 3-month LIBOR, expiring 09/23/13	Deutsche Bank AG	14,100

	Total options purchased (cost $43,595)		45,710

	Total short-term investments (cost $48,876,975)		48,055,955

	Total Investments, before options written 111.3% (cost $362,808,785; Note 5)		424,197,552

OPTIONS WRITTEN*

Call Options
1,466	Interest Rate Swap Options, Receive a fixed rate of 1.720% and pay a floating rate based on 3-month LIBOR, expiring 09/23/13	Deutsche Bank AG	(5,352)
671	Receive a fixed rate of 1.710% and pay a floating rate based on 3-month LIBOR, expiring 09/23/13	Deutsche Bank AG	(2,337)

	Total options written (premiums received $7,547)		(7,689)

	Total Investments, net of options written 111.3% (cost $362,801,238; Note 5)		424,189,863
	Liabilities in excess of other assets(n) (11.3%)		(42,942,321)

	Net Assets 100.0%		$381,247,542

See Notes to Financial Statements.

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The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ABS—Asset-Based Security

BABs—Build America Bonds

CDO—Collateralized Debt Obligation

CLO—Collateralized Loan Obligation

CMBS—Collateralized Mortgage-Backed Security

CVA—Certificate Van Anadelen (Bearer)

FHLMC—Federal Home Loan Mortgage Association

GO—General Obligation

I/O—Interest Only

MSCI EAFE—Morgan Stanley Capital International Europe, Australasia and Far East

MTN—Medium Term Note

NR—Not Rated by Moody’s or Standard & Poor’s

REIT—Real Estate Investment Trust

TBA—To Be Announced

*	Non-income producing security.
†	The ratings reflected are as of March 31, 2013. Ratings of certain bonds may have changed subsequent to that date. The Series’ current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $17,587,992; cash collateral of $17,910,590 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2013.
(c)	Indicates a security that has been deemed illiquid.
(d)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security. Such securities may be post maturity.
(e)	Indicates a restricted security, the aggregate original cost of such securities is $889,045. The aggregate value of $1,006,769 is approximately 0.3% of net assets.
(f)	Standard and Poor’s Rating
(g)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(h)	All or partial principal amount of $17,250,000 represents a to-be announced (“TBA”) mortgage dollar roll.
(i)	Represents zero coupon bond. Rate shown reflects the effective yield at March 31, 2013.
(j)	Rate shown reflects the effective yield at March 31, 2013.
(k)	Rate quoted represents yield-to-maturity as of purchase date.
(l)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund.
(m)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

See Notes to Financial Statements.

Prudential Asset Allocation Fund	83

Portfolio of Investments

as of March 31, 2013 (Unaudited) continued

(n)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at March 31, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2013	Unrealized Appreciation (Depreciation)
	Long Positions:
91	5 Year U.S. Treasury Notes	Jun. 2013	$11,237,156	$11,288,977	$51,821
14	10 Year U.S. Treasury Notes	Jun. 2013	1,839,335	1,847,781	8,446
4	Euro STOXX 50 Index	Jun. 2013	135,375	130,954	(4,421)
1	FTSE 100 INDEX	Jun. 2013	97,956	96,501	(1,455)
6	MSCI EAFE Index Mini	Jun. 2013	502,331	497,760	(4,571)
2	Nikkei 225 Index	Jun. 2013	118,756	124,900	6,144
35	S&P 500 E-mini	Jun. 2013	2,684,665	2,734,725	50,060

					106,024

	Short Position:
43	U.S. Long Bond	Jun. 2013	6,165,185	6,212,156	(46,971)

					$59,053

Interest rate swap agreements outstanding at March 31, 2013:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreement:
2,855	08/31/16	0.934%	3 month LIBOR(2)	$34,082	$—	$34,082	Credit Suisse International
890	08/31/16	0.975%	3 month LIBOR(1)	(11,890)	—	(11,890)	JPMorgan Chase Bank NA
890	08/31/16	0.978%	3 month LIBOR(1)	(11,998)	—	(11,998)	JPMorgan Chase Bank NA
245	09/14/16	1.206%	3 month LIBOR(1)	(5,161)	—	(5,161)	Deutsche Bank AG
2,490	11/30/16	0.945%	3 month LIBOR(1)	(34,592)	—	(34,592)	Citibank NA
1,570	02/28/17	0.680%	3 month LIBOR(2)	(282)	—	(282)	Citibank NA
1,725	08/31/17	0.872%	3 month LIBOR(1)	(2,503)	—	(2,503)	Deutsche Bank AG
420	03/15/18	0.885%	3 month LIBOR(1)	922	—	922	Bank of Nova Scotia
420	03/18/18	1.049%	3 month LIBOR(2)	2,383	—	2,383	Bank of Nova Scotia
620	11/15/19	1.443%	3 month LIBOR(2)	3,730	—	3,730	Morgan Stanley Capital Services

See Notes to Financial Statements.

84	Visit our website at www.prudentialfunds.com

Interest rate swap agreements outstanding at March 31, 2013 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreement (cont’d):
620	02/15/20	1.505%	3 month LIBOR(1)	$(1,943)	$—	$(1,943)	Morgan Stanley Capital Services
150	01/13/22	1.660%	3 month LIBOR(1)	1,287	—	1,287	Citibank NA
150	01/13/22	1.676%	3 month LIBOR(2)	(1,084)	—	(1,084)	Citibank NA
840	08/15/39	2.949%	3 month LIBOR(2)	(3,259)	—	(3,259)	Barclays Bank PLC
840	08/15/39	3.011%	3 month LIBOR(1)	(6,549)	—	(6,549)	Barclays Bank PLC

				$(36,857)	$—	$(36,857)

LIBOR—London	Interbank Offered Rate
(1)	The Series pays the fixed rate and receives the floating rate.
(2)	The Series pays the floating rate and receives the fixed rate.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at March 31, 2013:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Depreciation	Counterparty
Over-the-counter credit default swaps—Buy Protection(1):
Bunge Ltd. Finance Corp.	06/20/14	0.650%	240	$(548)	$—	$(548)	JPMorgan Chase Bank
Newell Rubbermaid, Inc.	06/20/18	1.000%	300	(1,470)	—	(1,470)	Morgan Stanley Capital Services, Inc.
Simon Property Group L.P.	06/20/18	0.970%	500	(5,867)	—	(5,867)	Morgan Stanley Capital Services, Inc.

				$(7,885)	$—	$(7,885)

(1)	If the Series is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Series will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Notes to Financial Statements.

Prudential Asset Allocation Fund	85

Portfolio of Investments

as of March 31, 2013 (Unaudited) continued

Credit default swap agreements outstanding at March 31, 2013 (continued):

(2)	Notional amount represents the maximum potential amount the Series could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$234,271,154	$6,523,542	$3,051
Exchange Traded Fund	743,148	—	—
Preferred Stocks	190,917	—	—
Corporate Bonds	—	36,115,610	596,667
Asset Backed Securities	—	6,316,226	800,000
Collateralized Mortgage Obligations	—	1,301,491	—
Commercial Mortgage Backed Securities	—	16,156,010	—
Covered Bonds	—	1,687,477	—
Foreign Agencies	—	2,462,447	—
Mortgage Backed Securities	—	37,452,891	—
Municipal Bonds	—	1,965,350	—
Sovereign Bonds	—	1,453,762	—
U.S. Government Agency Obligations	—	932,038	—
U.S. Government Treasury Securities	—	27,539,764	—
Affiliated Mutual Funds	47,640,297	—	—
Options Purchased	—	45,710	—
Options Written	—	(7,689)	—
Other Financial Instruments*
Futures	59,053	—	—
Interest Rate Swaps	—	(36,857)	—
Credit Default Swaps	—	(7,885)	—

Total	$282,904,569	$139,899,887	$1,399,718

See Notes to Financial Statements.

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*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2013 was as follows:

Affiliated Mutual Funds (including 4.7% of collateral received for securities on loan)	12.5%
Mortgage Backed Securities	9.8
U.S. Government Treasury Securities	7.2
Oil, Gas & Consumable Fuels	5.7
Commercial Mortgage Backed Securities	4.2
Pharmaceuticals	3.5
Insurance	3.1
Commercial Banks	2.7
Computers & Peripherals	2.6
Software	2.4
Banking	2.2
IT Services	2.0
Diversified Financial Services	1.8
Specialty Retail	1.8
Food Products	1.7
Healthcare Equipment & Supplies	1.7
Aerospace & Defense	1.6
Biotechnology	1.6
Capital Markets	1.6
Communications Equipment	1.6
Media	1.6
Real Estate Investment Trusts	1.6
Chemicals	1.5
Machinery	1.5
Non-Residential Mortgage Backed Securities	1.5
Food & Staples Retailing	1.4
Diversified Telecommunication Services	1.3
Hotels, Restaurants & Leisure	1.3
Household Products	1.3
Industrial Conglomerates	1.1
Beverages	1.0
Electric Utilities	1.0
Healthcare Providers & Services	1.0
Internet Software & Services	1.0
Road & Rail	1.0
Tobacco	1.0
Metals & Mining	0.9
Semiconductors & Semiconductor Equipment	0.9
Textiles, Apparel & Luxury Goods	0.9%
Energy Equipment & Services	0.8
Electric	0.7
Foreign Agencies	0.7
Multi-Utilities	0.7
Consumer Finance	0.6
Electrical Equipment	0.6
Healthcare & Pharmaceutical	0.6
Household Durables	0.6
Multiline Retail	0.6
Electronic Equipment, Instruments & Components	0.5
Foods	0.5
Municipal Bonds	0.5
Automobiles	0.4
Capital Goods	0.4
Covered Bonds	0.4
Energy—Other	0.4
Residential Mortgage Backed Securities	0.4
Sovereign Bonds	0.4
Airlines	0.3
Collateralized Mortgage Obligations	0.3
Healthcare Insurance	0.3
Independent Power Producers & Energy Traders	0.3
Life Sciences Tools & Services	0.3
Lodging	0.3
Media & Entertainment	0.3
Metals	0.3
Non Captive Finance	0.3
Real Estate Management & Development	0.3
Building Products	0.2
Cable	0.2
Commercial Services & Supplies	0.2
Consumer	0.2
Exchange Traded Fund	0.2
Internet & Catalog Retail	0.2
Paper	0.2
Railroads	0.2

See Notes to Financial Statements.

Prudential Asset Allocation Fund	87

Portfolio of Investments

as of March 31, 2013 (Unaudited) continued

Industry (cont’d.)
Technology	0.2%
Telecommunications	0.2
Trading Companies & Distributors	0.2
U.S. Government Agency Obligations	0.2
Air Freight & Logistics	0.1
Auto Components	0.1
Automotive	0.1
Brokerage	0.1
Building Materials & Construction	0.1
Construction & Engineering	0.1
Construction Materials	0.1
Distributors	0.1
Diversified Consumer Services	0.1
Healthcare Technology	0.1
Leisure Equipment & Products	0.1%
Marine	0.1
Paper & Forest Products	0.1
Personal Products	0.1
Pipelines & Other	0.1
Professional Services	0.1
Retailers	0.1
Thrifts & Mortgage Finance	0.1
Water Utilities	0.1
Wireless Telecommunication Services	0.1

111.3
Liabilities in excess of other assets	(11.3)

100.0%

The Series invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk and interest rate risk. The effect of such derivative instruments on the Series’ financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of March 31, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Unrealized appreciation on swap agreements	$—		Unrealized depreciation on swap agreements	$7,885
Equity contracts	Due from broker—variation margin	56,204	*	Due from broker—variation margin	10,447	*
Interest rate contracts	Unaffiliated Investments	45,710		Written options outstanding, at value	7,689
Interest rate contracts	Unrealized appreciation on swap agreements	42,404		Unrealized depreciation on swap agreements	79,261
Interest rate contracts	Due from broker—variation margin	60,267	*	Due from broker— variation margin	46,971	*

Total		$204,585			$152,253

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

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The effects of derivative instruments on the Statement of Operations for the six months ended March 31, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Rights	Futures	Swaps	Total
Credit contracts	$—	$—	$(36,075)	$(36,075)
Equity contracts	(1,730)	279,280	—	277,550
Interest rate contracts	—	66,632	(25,634)	40,998

Total	$(1,730)	$345,912	$(61,709)	$282,473

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Options Purchased	Options Written	Rights	Futures	Swaps	Total
Credit contracts	$—	$—	$—	$—	$21,035	$21,035
Equity contracts	—	—	(316)	60,944	—	60,628
Interest rate contracts	2,115	(142)	—	(54,589)	65,274	12,658

Total	$2,115	$(142)	$(316)	$6,355	$86,309	$94,321

For the six months ended March 31, 2013, the Series’ average volume of derivative activities is as follows:

Options Purchased	Options Written	Futures Long Position	Futures Short Position	Interest Rate Swaps	Credit Default Swaps as Buyer
(Cost)	(Premiums Received)	(Value at Trade Date)	(Value at Trade Date)	(Notional Amount in USD (000))	(Notional Amount in USD (000))
$14,531	$2,516	$20,544,156	$3,933,172	$16,538	$1,140

See Notes to Financial Statements.

Prudential Asset Allocation Fund	89

Statement of Assets and Liabilities

as of March 31, 2013 (Unaudited)

Assets
Investments at value, including securities on loan of $17,587,992:
Unaffiliated investments (cost $314,345,347)	$376,557,255
Affiliated investments (cost $48,463,438)	47,640,297
Cash	1,201,204
Foreign currency, at value (cost $187,230)	188,515
Receivable for investments sold	21,289,656
Dividends and interest receivable	1,200,398
Receivable for Series shares sold	262,493
Unrealized appreciation on swap agreements	42,404
Foreign tax reclaim receivable	33,800
Due from broker—variation margin	3,882
Prepaid expenses	2,247

Total assets	448,422,151

Liabilities
Payable for investments purchased	45,841,596
Payable to broker for collateral for securities on loan (Note 3)	17,910,590
Payable for Series shares reacquired	2,728,779
Accrued expenses and other liabilities	242,221
Management fee payable	201,200
Distribution fee payable	90,723
Unrealized depreciation on swap agreements	87,146
Affiliated transfer agent fee payable	64,665
Options written outstanding, at value (premiums received $7,547)	7,689

Total liabilities	67,174,609

Net Assets	$381,247,542

Net assets were comprised of:
Common stock, at par	$27,029
Paid-in capital in excess of par	344,142,093

344,169,122
Undistributed net investment income	1,099,477
Accumulated net realized loss on investment and foreign currency transactions	(25,425,377)
Net unrealized appreciation on investments and foreign currencies	61,404,320

Net assets, March 31, 2013	$381,247,542

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($275,634,949 ÷ 19,568,323 shares of common stock issued and outstanding)	$14.09
Maximum sales charge (5.50% of offering price)	0.82

Maximum offering price to public	$14.91

Class B
Net asset value, offering price and redemption price per share ($11,214,875 ÷ 793,021 shares of common stock issued and outstanding)	$14.14

Class C
Net asset value, offering price and redemption price per share ($13,190,226 ÷ 932,746 shares of common stock issued and outstanding)	$14.14

Class R
Net asset value, offering price and redemption price per share ($297,442 ÷ 21,112 shares of common stock issued and outstanding)	$14.09

Class X
Net asset value, offering price and redemption price per share ($338,250 ÷ 23,928 shares of common stock issued and outstanding)	$14.14

Class Z
Net asset value, offering price and redemption price per share ($80,571,800 ÷ 5,689,695 shares of common stock issued and outstanding)	$14.16

See Notes to Financial Statements.

Prudential Asset Allocation Fund	91

Statement of Operations

Six Months Ended March 31, 2013 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $11,926)	$2,676,577
Interest income	2,147,287
Affiliated dividend income	152,321
Affiliated income from securities loaned, net	6,326

Total income	4,982,511

Expenses
Management fee	1,132,413
Distribution fee—Class A	400,696
Distribution fee—Class B	53,103
Distribution fee—Class C	57,449
Distribution fee—Class R	622
Distribution fee—Class X	2,028
Transfer agent’s fees and expenses (including affiliated expense of $82,100) (Note 3)	262,000
Custodian’s fees and expenses	118,000
Registration fees	45,000
Reports to shareholders	35,000
Audit fee	18,000
Legal fees and expenses	10,000
Directors’ fees	8,000
Insurance	3,000
Miscellaneous	67,047

Total expenses	2,212,358
Less: Expense waiver (Note 2)	(34,843)

Net expenses	2,177,515

Net investment income	2,804,996

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated: $107,190)	7,899,446
Foreign currency transactions	(10,389)
Financial futures transactions	345,912
Swap agreement transactions	(61,709)

8,173,260

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $476,374)	13,962,945
Foreign currencies	54
Financial futures contracts	6,355
Swap agreements	86,309
Options written	(142)

14,055,521

Net gain on investment and foreign currency transactions	22,228,781

Net Increase In Net Assets Resulting From Operations	$25,033,777

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2013	Year Ended September 30, 2012
Increase (Decrease) In Net Assets
Operations
Net investment income	$2,804,996	$4,968,740
Net realized gain on investment and foreign currency transactions	8,173,260	13,457,122
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	14,055,521	39,888,107

Net increase in net assets resulting from operations	25,033,777	58,313,969

Dividends from net investment income (Note 1)
Class A	(4,331,612)	(4,078,954)
Class B	(98,819)	(105,078)
Class C	(103,320)	(94,351)
Class L	—	(89,178)
Class M	—	(2,801)
Class R	(3,392)	(184)
Class X	(4,039)	(7,530)
Class Z	(862,069)	(670,668)

	(5,403,251)	(5,048,744)

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	49,365,101	28,129,572
Net asset value of shares issued in reinvestment of dividends	5,271,599	4,910,363
Cost of shares reacquired	(25,466,276)	(58,052,906)

Net increase (decrease) in net assets from Series share transactions	29,170,424	(25,012,971)

Total increase	48,800,950	28,252,254

Net Assets:
Beginning of period	332,446,592	304,194,338

End of period(a)	$381,247,542	$332,446,592

(a) Includes undistributed net investment income of:	$1,099,477	$3,697,732

See Notes to Financial Statements.

Prudential Asset Allocation Fund	93

Notes to Financial Statements

(Unaudited)

The Prudential Investment Portfolios, Inc. (the “Company”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Company was incorporated in Maryland on August 10, 1995 and consists of six series: Prudential Asset Allocation Fund (the “Series”), Prudential Jennison Growth Fund and Prudential Jennison Equity Opportunity Fund which are diversified funds and Prudential Growth Allocation Fund, Prudential Moderate Allocation Fund and Prudential Conservative Allocation Fund which are non-diversified funds. These financial statements relate to Prudential Asset Allocation Fund. The financial statements of the other series are not presented herein.

The Series’ investment objective is to seek income and long-term growth of capital.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Series in the preparation of the financial statements.

Securities Valuation: The Series holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Series’ securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Series to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Series’ investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Portfolio of Investments. The valuation

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methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Series’ normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Prudential Asset Allocation Fund	95

Notes to Financial Statements

(Unaudited) continued

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: The Series may invest up to 15% of its net assets in illiquid securities. Illiquid securities are those that, because of the absence of a readily

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available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Series has valued the investment. Therefore, the Series may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Series’ Subadviser under the guidelines adopted by the Series. However, the liquidity of the Series’ investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates of security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period-end exchange rates are reflected as a component of unrealized appreciation (depreciation)

Prudential Asset Allocation Fund	97

Notes to Financial Statements

(Unaudited) continued

on investments and foreign currencies. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

REITs: The Series invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual sources of distributions is disclosed by the REITs.

Options: The Series purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates and foreign currency exchange rates with respect to securities or currencies which the Series currently owns or intends to purchase. The Series also used purchased options to gain exposure to certain securities or foreign currencies. The Series’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Series purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Series writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Series realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Series has realized a gain or loss. The difference between the premium and the amount received or paid on affecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gains or losses on purchased options are included in net realized gains or losses on investment transactions. Gains or losses on written options are presented separately as net realized gains or losses on options written.

The Series, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Series bears the market risk of an unfavorable change in the price of the security

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or financial instrument underlying the written option. Over-the-counter options involve the risk of the potential inability of the counterparties to meet the terms of their contracts.

When the Series writes an option on a swap contract, an amount equal to any premium received by the Series is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Series becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Series becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Series will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

The Series entered into financial futures contracts in order to hedge its existing portfolio securities, or securities the Series intends to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. Should interest rates move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

With exchange-traded futures and options contracts, there is minimal counterparty credit risk to the Series since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and options, and guarantees the futures and options contracts against default.

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Swap Agreements: The Series entered into credit default and interest rate swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed either directly with counterparty (“OTC Traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange Traded”). Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Upon entering into an exchange traded swap, the Series pledges with the clearing broker an initial margin and thereafter, pays or receives an amount, known as “variation margin”, based on daily changes in the valuation of the swap contract. Payments received or paid by the Series are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Series is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Series used interest rate swaps to generate steady cash flow by receiving a stream of fixed rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. The Series’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. This risk may be mitigated by having a master netting arrangement between the Series and the counterparty which may permit the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Credit Default Swaps: Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

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The Series is subject to credit risk in the normal course of pursuing its investment objectives. The Series entered into credit default swaps to provide a measure of protection against defaults of the issuers. The Series’ maximum risk of loss from counterparty credit risk for purchased credit default swaps is the inability of the counterparty to honor the contract up to the notional value based on credit event. A master netting arrangement between the Series and the counterparty permits the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

As a seller of protection on credit default swap agreements, the Series will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit event. As the seller, the Series would effectively increase investment risk to its portfolio because, in addition to its total net assets, the Series may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Series as a seller of protection could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Series for the same referenced entity or index. As a buyer of protection, the Series generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Portfolio of Investments, if applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment and/or performance risk. Wider credit spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

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Notes to Financial Statements

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In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities in the portfolio may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which when materialized; give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of March 31, 2013, the Series has not met conditions under such agreements, which give the counterparty the right to call for an early termination.

Swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Repetitive

Rights: The Series held rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such rights are held as long positions by the Series until exercised, sold or expired. Rights are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures.

Dollar Rolls: The Series may enter into mortgage dollar rolls in which the Series sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date.

During the roll period, the Series forgoes principal and interest paid on the securities. The Series’ policy is to record the components of dollar rolls as purchase and sale transactions. The Series had dollar rolls outstanding as of March 31, 2013, which are included in Receivable for investments sold and Payable for investments purchased in

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the Statement of Assets and Liabilities. The Series maintains a segregated account of U.S. government securities or other liquid assets, the dollar value of which is at least equal to its obligation with respect to dollar rolls.

The Series is subject to the risk that the market value of the securities the Series is obligated to repurchase under the agreement may decline below the repurchase price.

Securities Lending: The Series may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the Series securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities using the collateral in the open market. The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Series also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management, which may differ from actual.

Net Investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Series expects to pay dividends of net investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting

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Notes to Financial Statements

(Unaudited) continued

principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each series in the Company is treated as a separate taxpaying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Series has a management agreement for the Series with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisors’ performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”) and Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that PIM and QMA furnishes investment advisory services in connection with the management of the Series. In connection therewith, PIM and QMA are obligated to keep certain books and records of the Series. PI pays for the services of PIM and QMA, the compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .65% of the Series’ daily average net assets up to $1 billion and .60% of the average net assets of the Series in excess of $1 billion. The effective management fee rate was .65% for the six months ended March 31, 2013.

PI has contractually agreed to waive up to .02% of its management fee to the extent that the Series’ annual operating expenses exceed .86% (exclusive of taxes, interest,

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brokerage commissions, distribution fees and non-routine expenses) of the Series’ average net assets through January 31, 2014.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Series. In addition, the Series has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), which, together with PIMS, serves as co-distributor of Class X shares of the Series. The Fund compensates PIMS and PAD, as applicable, for distributing and servicing the Fund’s Class A, Class B, Class C, Class R and Class X shares, pursuant to plans of distribution (the “Class Distribution Plans”), regardless of expenses actually incurred by PIMS or PAD. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Series.

Pursuant to the Class A, B, C, R and X Plans, the Series compensates PIMS and PAD, as applicable, for distribution-related activities at an annual rate of up to .30%, 1%, 1%, .75% and 1% of the average daily net assets of the Class A, B, C, R and X shares, respectively. For the six months ended March 31, 2013, PIMS contractually agreed to limit such fees to .50% of the average daily net assets of the Class R shares.

PIMS has advised the Series that it received $63,096 in front-end sales charges resulting from sales of Class A shares during the six months ended March 31, 2013. From these fees, PIMS paid such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended March 31, 2013, it received $15, $8,621, $291, and $0 in contingent deferred sales charges imposed upon certain redemptions by Class A, Class B, Class C, and Class X shareholders, respectively.

PI, PIM, PIMS, QMA and PAD are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

PIM is the Series’ security lending agent. For the six months ended March 31, 2013, PIM has been compensated $1,938 for these services. The Series invests in the

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Notes to Financial Statements

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Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission and in the Prudential Core Taxable Money Market Fund (the “Core Funds”), each a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Funds are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of investment securities other than short-term investments and U.S. Government Securities, for the six months ended March 31, 2013 were $351,142,236 and $327,022,621, respectively. The amount of dollar rolls outstanding at March 31, 2013 was $18,342,734 (principal $17,250,000), which was 4.8% of total net assets.

Transactions in options written during the six months ended March 31, 2013, were as follows:

	Swap Notional Amount	Premiums Received
Options outstanding at September 30, 2012	—	$—
Options written	2,137,000	7,547
Options terminated in closing purchase transactions	—	—
Options expired	—	—

Options outstanding at March 31, 2013	2,137,000	$7,547

Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of March 31, 2013 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$366,442,790	$62,396,076	$(4,641,314)	$57,754,762

The difference between book and tax basis was attributable to deferred losses on wash sales, investments in passive foreign investment companies and trust preferred

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securities. The other cost basis adjustments are primarily attributable to appreciation (depreciation) of foreign currencies, swaps and mark-to-market of receivables and payables.

Under the Regulated Investment Company Modernization Act of 2010 (“the Act”), the Series is permitted to carryforward capital losses incurred in the fiscal year ended September 30, 2012 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before September 30, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. The Series utilized approximately $14,148,000 of its pre-enactment losses to offset net taxable gains realized in the fiscal year ended September 30, 2012. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of September 30, 2012, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$0

Pre-Enactment Losses:
Expiring 2018	$29,955,000

Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. The Series’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Series offers Class A, Class B, Class C, Class R, Class X and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A shares CDSC is waived for purchases by certain retirement and/or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months of purchase. Class X shares are sold with a CDSC

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Notes to Financial Statements

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which declines from 6% to zero depending on the period of time the shares are held. Class X shares will automatically convert to Class A shares approximately ten years after purchase. The last conversion of Class M and Class L shares to Class A shares was completed as of April 13, 2012 and August 24, 2012, respectively. There are no Class M and Class L shares outstanding and Class M and Class L shares are no longer being offered for sale. Class X shares are closed to new purchases. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for a sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of capital stock.

The Company is authorized to issue 6.25 billion shares of common stock at $.001 par value per share. There are 1 billion shares authorized for the Series, designated Class A, Class B, Class C, Class M, Class R, Class X and Class Z, each of which consists of 325 million, 125 million, 125 million, 125 million, 75 million, 150 million, and 75 million authorized shares, respectively. As of March 31, 2013, PI owned 256 Class R shares of the Series.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended March 31, 2013:
Shares sold	321,098	$4,337,410
Shares issued in reinvestment of dividends	318,539	4,211,087
Shares reacquired	(1,274,241)	(17,164,776)

Net increase (decrease) in shares outstanding before conversion	(634,604)	(8,616,279)
Shares issued upon conversion from Class B and X	75,578	1,031,313
Shares reacquired upon conversion into Class Z	(3,730)	(49,942)

Net increase (decrease) in shares outstanding	(562,756)	$(7,634,908)

Year ended September 30, 2012:
Shares sold	992,535	$12,722,683
Shares issued in reinvestment of dividends	331,121	3,956,892
Shares reacquired	(2,969,493)	(36,992,396)

Net increase (decrease) in shares outstanding before conversion	(1,645,837)	(20,312,821)
Shares issued upon conversion from Class B, M and X	285,325	3,584,761
Shares reacquired upon conversion into Class Z	(1,741)	(22,396)

Net increase (decrease) in shares outstanding	(1,362,253)	$(16,750,456)

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Class B	Shares	Amount
Six months ended March 31, 2013:
Shares sold	141,027	$1,916,240
Shares issued in reinvestment of dividends	7,270	96,687
Shares reacquired	(47,054)	(637,791)

Net increase (decrease) in shares outstanding before conversion	101,243	1,375,136
Shares reacquired upon conversion into Class A	(66,341)	(907,917)

Net increase (decrease) in shares outstanding	34,902	$467,219

Year ended September 30, 2012:
Shares sold	157,751	$1,993,279
Shares issued in reinvestment of dividends	8,549	102,840
Shares reacquired	(123,055)	(1,542,936)

Net increase (decrease) in shares outstanding before conversion	43,245	553,183
Shares reacquired upon conversion into Class A	(227,462)	(2,878,198)

Net increase (decrease) in shares outstanding	(184,217)	$(2,325,015)

Class C
Six months ended March 31, 2013:
Shares sold	209,674	$2,842,041
Shares issued in reinvestment of dividends	7,461	99,159
Shares reacquired	(80,888)	(1,088,118)

Net increase (decrease) in shares outstanding before conversion	136,247	1,853,082
Shares reacquired upon conversion into Class Z	(1)	(11)

Net increase (decrease) in shares outstanding	136,246	$1,853,071

Year ended September 30, 2012:
Shares sold	78,525	$986,713
Shares issued in reinvestment of dividends	7,320	87,984
Shares reacquired	(171,285)	(2,153,511)

Net increase (decrease) in shares outstanding	(85,440)	$(1,078,814)

Class L
Period ended August 24, 2012*:
Shares sold	10,647	$138,378
Shares issued in reinvestment of dividends	7,034	84,399
Shares reacquired	(544,618)	(7,137,652)

Net increase (decrease) in shares outstanding	(526,937)	$(6,914,875)

Class M
Period ended April 13, 2012**:
Shares issued in reinvestment of dividends	233	$2,801
Shares reacquired	(1,816)	(22,334)

Net increase (decrease) in shares outstanding before conversion	(1,583)	(19,533)
Shares reacquired upon conversion into Class A	(32,567)	(401,236)

Net increase (decrease) in shares outstanding	(34,150)	$(420,769)

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Notes to Financial Statements

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Class R	Shares	Amount
Six months ended March 31, 2013:
Shares sold	5,039	$68,421
Shares issued in reinvestment of dividends	47	628
Shares reacquired	(574)	(7,622)

Net increase (decrease) in shares outstanding	4,512	$61,427

Year ended September 30, 2012:
Shares sold	15,641	$207,767
Shares issued in reinvestment of dividends	15	173
Shares reacquired	(64)	(762)

Net increase (decrease) in shares outstanding	15,592	$207,178

Class X
Six months ended March 31, 2013:
Shares sold	235	$3,293
Shares issued in reinvestment of dividends	300	3,991
Shares reacquired	(2,850)	(38,716)

Net increase (decrease) in shares outstanding before conversion	(2,315)	(31,432)
Shares reacquired upon conversion into Class A	(9,062)	(123,396)

Net increase (decrease) in shares outstanding	(11,377)	$(154,828)

Year ended September 30, 2012:
Shares issued in reinvestment of dividends	623	$7,489
Shares reacquired	(13,443)	(169,456)

Net increase (decrease) in shares outstanding before conversion	(12,820)	(161,967)
Shares reacquired upon conversion into Class A	(24,154)	(305,327)

Net increase (decrease) in shares outstanding	(36,974)	$(467,294)

Class Z
Six months ended March 31, 2013:
Shares sold	2,985,321	$40,197,696
Shares issued in reinvestment of dividends	64,762	860,047
Shares reacquired	(473,134)	(6,529,253)

Net increase (decrease) in shares outstanding before conversion	2,576,949	34,528,490
Shares issued upon conversion from Class A and C	4,479	49,953

Net increase (decrease) in shares outstanding	2,581,428	$34,578,443

Year ended September 30, 2012:
Shares sold	953,451	$12,080,752
Shares issued in reinvestment of dividends	55,649	667,785
Shares reacquired	(801,063)	(10,033,859)

Net increase (decrease) in shares outstanding before conversion	208,037	2,714,678
Shares issued upon conversion from Class A	1,730	22,396

Net increase (decrease) in shares outstanding	209,767	$2,737,074

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*	As of August 24, 2012, the last conversion of Class L shares to Class A shares was completed. There are no Class L shares outstanding and Class L shares are no longer being offered for sale.
**	As of April 13, 2012, the last conversion of Class M shares to Class A shares was completed. There are no Class M shares outstanding and Class M shares are no longer being offered for sale.

Note 7. Borrowings

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 15, 2012 through November 14, 2013. The Funds pay an annualized commitment fee of 0.08% on the unused portion of the SCA. Prior to November 15, 2012, the Funds had another Syndicated Credit Agreement with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Series did not utilize the SCA during the six months ended March 31, 2013.

Note 8. New Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 regarding “Disclosures about Offsetting Assets and Liabilities.” The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not been determined.

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Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended March 31,		Year Ended September 30,
	2013		2012		2011		2010		2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$13.37		$11.32		$11.31		$10.52		$11.08	$14.62
Income (loss) from investment operations:
Net investment income	.11		.19		.17		.17		.22	.28
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.83		2.06		.05		.83		(.48)	(2.46)
Total from investment operations	.94		2.25		.22		1.00		(.26)	(2.18)
Less Dividends and Distributions:
Dividends from net investment income	(.22)		(.20)		(.21)		(.21)		(.30)	(.30)
Distributions from net realized gains	-		-		-		-		-	(1.06)
Total dividends and distributions	(.22)		(.20)		(.21)		(.21)		(.30)	(1.36)
Capital Contributions(h):	-		-		-		-	(e)	-	-
Net asset value, end of period	$14.09		$13.37		$11.32		$11.31		$10.52	$11.08
Total Return(b):	7.14%		20.04%		1.91%		9.61%		(1.79)%	(16.22)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$275,635		$269,131		$243,314		$265,496		$276,469	$328,706
Average net assets (000)	$267,877		$257,847		$271,396		$272,202		$259,847	$390,410
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fee	1.25%	(g)(i)	1.29%	(g)	1.32%	(g)	1.28%	(g)	1.25% (g)	1.16%	(f)(g)
Expenses, excluding distribution and service (12b-1) fees	.95%	(g)(i)	.99%	(g)	1.02%	(g)	.98%	(g)	.95% (g)	.88%	(g)
Net investment income	1.61%	(g)(i)	1.55%	(g)	1.45%	(g)	1.60%	(g)	2.41% (g)	2.16%	(g)
Portfolio turnover rate(d)	115%	(j)	204%		230%		185%		259%	298%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) The Series accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(e) Less than $.005 per share.

(f) Prior to January 31, 2008, the distributor of the Series contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

(g) The manager of the Series has agreed to reimburse up to .02% of the Series’ management fee in order to limit operating expenses (excluding interest, taxes, brokerage commissions, 12b-1 fees and certain extraordinary expenses) when such expense ratio before waiver exceeds .86% of the average daily net assets of Class A. If the manager had not reimbursed the Series, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 1.27%, .97% and 1.59%, respectively, for the six months ended March 31, 2013, 1.31%, 1.01% and 1.53%, respectively, for the year ended September 30, 2012, 1.34%, 1.04% and 1.43%, respectively, for the year ended September 30, 2011, 1.30%, 1.00% and 1.58%, respectively, for the year ended September 30, 2010, 1.27%, .97% and 2.39%, respectively, for the year ended September 30, 2009 and 1.18%, .90% and 2.14%, respectively, for the year ended September 30, 2008.

(h) The Series received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Series shares during the fiscal year ended September 30, 2010. The Series was not involved in the proceedings or in the calculation of the amount of settlement.

(i) Annualized.

(j) Not annualized.

See Notes to Financial Statements.

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Class B Shares
	Six Months Ended March 31,		Year Ended September 30,
	2013		2012		2011		2010		2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$13.38		$11.33		$11.32		$10.53		$11.04	$14.57
Income (loss) from investment operations:
Net investment income	.06		.11		.09		.10		.16	.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.83		2.05		.05		.83		(.47)	(2.45)
Total from investment operations	.89		2.16		.14		.93		(.31)	(2.27)
Less Dividends and Distributions:
Dividends from net investment income	(.13)		(.11)		(.13)		(.14)		(.20)	(.20)
Distributions from net realized gains	-		-		-		-		-	(1.06)
Total dividends and distributions	(.13)		(.11)		(.13)		(.14)		(.20)	(1.26)
Capital Contributions(g):	-		-		-		-	(e)	-	-
Net asset value, end of period	$14.14		$13.38		$11.33		$11.32		$10.53	$11.04
Total Return(b):	6.71%		19.18%		1.23%		8.92%		(2.49)%	(16.86)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11,215		$10,142		$10,672		$13,952		$17,090	$26,977
Average net assets (000)	$10,650		$10,739		$13,268		$15,682		$18,440	$37,753
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.95%	(f)(h)	2.00%	(f)	2.02%	(f)	1.98%	(f)	1.95% (f)	1.88% (f)
Expenses, excluding distribution and service (12b-1) fees	.95%	(f)(h)	1.00%	(f)	1.02%	(f)	.98%	(f)	.95% (f)	.88% (f)
Net investment income	.92%	(f)(h)	.85%	(f)	.75%	(f)	.91%	(f)	1.75% (f)	1.44% (f)
Portfolio turnover rate(d)	115%	(i)	204%		230%		185%		259%	298%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) The Series accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(e) Less than $.005 per share.

(f) The manager of the Series has agreed to reimburse up to .02% of the Series’ management fee in order to limit operating expenses (excluding interest, taxes, brokerage commissions, 12b-1 fees and certain extraordinary expenses) when such expense ratio before waiver exceeds ..86% of the average daily net assets of Class B. If the manager had not reimbursed the Series, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 1.97%, .97% and ..90%, respectively, for the six months ended March 31, 2013, 2.02%, 1.02% and .83%, respectively, for the year ended September 30, 2012, 2.04%, 1.04% and .73%, respectively, for the year ended September 30, 2011, 2.00%, 1.00% and .89% respectively, for the year ended September 30, 2010, 1.97%, .97% and 1.73%, respectively, for the year ended September 30, 2009 and 1.90%, .90% and 1.42%, respectively, for the year ended September 30, 2008.

(g) The Series received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Series shares during the fiscal year ended September 30, 2010. The Series was not involved in the proceedings or in the calculation of the amount of settlement.

(h) Annualized.

(i) Not annualized.

See Notes to Financial Statements.

Prudential Asset Allocation Fund	113

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended March 31,		Year Ended September 30,
	2013		2012		2011		2010		2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$13.37		$11.32		$11.32		$10.53		$11.04	$14.57
Income (loss) from investment operations:
Net investment income	.06		.11		.09		.10		.16	.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.84		2.05		.04		.83		(.47)	(2.45)
Total from investment operations	.90		2.16		.13		.93		(.31)	(2.27)
Less Dividends and Distributions:
Dividends from net investment income	(.13)		(.11)		(.13)		(.14)		(.20)	(.20)
Distributions from net realized gains	-		-		-		-		-	(1.06)
Total dividends and distributions	(.13)		(.11)		(.13)		(.14)		(.20)	(1.26)
Capital Contributions(g):	-		-		-		-	(e)	-	-
Net asset value, end of period	$14.14		$13.37		$11.32		$11.32		$10.53	$11.04
Total Return(b):	6.79%		19.20%		1.15%		8.92%		(2.49)%	(16.86)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13,190		$10,653		$9,987		$11,111		$12,599	$16,393
Average net assets (000)	$11,522		$10,547		$11,105		$11,986		$12,415	$21,104
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.95%	(f)(h)	1.99%	(f)	2.02%	(f)	1.98%	(f)	1.95% (f)	1.88% (f)
Expenses, excluding distribution and service (12b-1) fees	.95%	(f)(h)	.99%	(f)	1.02%	(f)	.98%	(f)	.95% (f)	.88% (f)
Net investment income	.91%	(f)(h)	.85%	(f)	.75%	(f)	.90%	(f)	1.72% (f)	1.44% (f)
Portfolio turnover rate(d)	115%	(i)	204%		230%		185%		259%	298%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) The Series accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(e) Less than $.005 per share.

(f) The manager of the Series has agreed to reimburse up to .02% of the Series’ management fee in order to limit operating expenses (excluding interest, taxes, brokerage commissions, 12b-1 fees and certain extraordinary expenses) when such expense ratio before waiver exceeds .86% of the average daily net assets of Class C. If the manager had not reimbursed the Series, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 1.97%, ..97% and .89%, respectively, for the six months ended March 31, 2013, 2.01%, 1.01% and .83%, respectively, for the year ended September 30, 2012, 2.04%, 1.04% and .73%, respectively, for the year ended September 30, 2011, 2.00%, 1.00% and .88%, respectively, for the year ended September 30, 2010, 1.97%, .97% and 1.70%, respectively, for the year ended September 30, 2009 and 1.90%, .90% and 1.42%, respectively, for the year ended September 30, 2008.

(g) The Series received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Series shares during the fiscal year ended September 30, 2010. The Series was not involved in the proceedings or in the calculation of the amount of settlement.

(h) Annualized.

(i) Not annualized.

See Notes to Financial Statements.

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Class L Shares
	Period Ended August 24,		Year Ended September 30,
	2012(e)		2011		2010		2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$11.35		$11.34		$10.54		$11.09	$14.62
Income (loss) from investment operations:
Net investment income	.15		.15		.15		.21	.25
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.83		.05		.84		(.49)	(2.46)
Total from investment operations	1.98		.20		.99		(.28)	(2.21)
Less Dividends and Distributions:
Dividends from net investment income	(.17)		(.19)		(.19)		(.27)	(.26)
Distributions from net realized gains	-		-		-		-	(1.06)
Total dividends and distributions	(.17)		(.19)		(.19)		(.27)	(1.32)
Capital Contributions(k):	-		-		-	(f)	-	-
Net asset value, end of period	$13.16		$11.35		$11.34		$10.54	$11.09
Total Return(b):	17.60%		1.71%		9.50%		(2.05)%	(16.41)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,576		$5,979		$6,712		$6,762	$8,160
Average net assets (000)	$6,390		$6,658		$6,810		$6,392	$10,201
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.51%	(g)(h)	1.52%	(g)	1.48%	(g)	1.45% (g)	1.38% (g)
Expenses, excluding distribution and service (12b-1) fees	1.01%	(g)(h)	1.02%	(g)	.98%	(g)	.95% (g)	.88% (g)
Net investment income	1.37%	(g)(h)	1.25%	(g)	1.40%	(g)	2.21% (g)	1.94% (g)
Portfolio turnover rate(d)	204%	(i)(j)	230%		185%		259%	298%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) The Series accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(e) As of August 24, 2012, the last conversion of Class L shares to Class A shares was completed. There are no Class L shares outstanding and Class L shares are no longer being offered for sale.

(f) Less than $.005 per share.

(g) The manager of the Series has agreed to reimburse up to .02% of the Series’ management fee in order to limit operating expenses (excluding interest, taxes, brokerage commissions, 12b-1 fees and certain extraordinary expenses) when such expense ratio before waiver exceeds .86% of the average daily net assets of Class L. If the manager had not reimbursed the Series, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 1.53%, 1.03% and 1.35%, respectively, for the period ended August 24, 2012, 1.54%, 1.04% and 1.23%, respectively, for the year ended September 30, 2011, 1.50%, 1.00% and 1.38%, respectively, for the year ended September 30, 2010, 1.47%, .97% and 2.19%, respectively, for the year ended September 30, 2009 and 1.40%, .90% and 1.92%, respectively, for the year ended September 30, 2008.

(h) Annualized.

(i) Calculated as of September 30, 2012.

(j) Not annualized.

(k) The Series received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Series shares during the fiscal year ended September 30, 2010. The Series was not involved in the proceedings or in the calculation of the amount of settlement.

See Notes to Financial Statements.

Prudential Asset Allocation Fund	115

Financial Highlights

(Unaudited) continued

Class M Shares
	Period Ended April 13,		Year Ended September 30,
	2012(e)		2011		2010		2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$11.34		$11.32		$10.53		$11.04	$14.57
Income (loss) from investment operations:
Net investment income	.05		.09		.10		.17	.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.55		.06		.83		(.48)	(2.45)
Total from investment operations	1.60		.15		.93		(.31)	(2.27)
Less Dividends and Distributions:
Dividends from net investment income	(.11)		(.13)		(.14)		(.20)	(.20)
Distributions from net realized gains	-		-		-		-	(1.06)
Total dividends and distributions	(.11)		(.13)		(.14)		(.20)	(1.26)
Capital Contributions(k):	-		-		-	(f)	-	-
Net asset value, end of period	$12.83		$11.34		$11.32		$10.53	$11.04
Total Return(b):	14.18%		1.32%		8.92%		(2.49)%	(16.86)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$14		$387		$1,883		$3,853	$8,812
Average net assets (000)	$204		$1,263		$2,794		$5,042	$15,838
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.03%	(g)(h)	2.02%	(g)	1.98%	(g)	1.95% (g)	1.88% (g)
Expenses, excluding distribution and service (12b-1) fees	1.03%	(g)(h)	1.02%	(g)	.98%	(g)	.95% (g)	.88% (g)
Net investment income	.80%	(g)(h)	.73%	(g)	.91%	(g)	1.80% (g)	1.42% (g)
Portfolio turnover rate(d)	204%	(i)(j)	230%		185%		259%	298%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) The Series accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(e) As of April 13, 2012, the last conversion of Class M shares to Class A shares was completed. There are no Class M shares outstanding and Class M shares are no longer being offered for sale.

(f) Less than $.005 per share.

(g) The manager of the Series has agreed to reimburse up to .02% of the Series’ management fee in order to limit operating expenses (excluding interest, taxes, brokerage commissions, 12b-1 fees and certain extraordinary expenses) when such expense ratio before waiver exceeds .86% of the average daily net assets of Class M. If the manager had not reimbursed the Series, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 2.05%, 1.05% and .78%, respectively, for the period ended April 13, 2012, 2.04%, 1.04% and .71%, respectively, for the year ended September 30, 2011, 2.00%, 1.00% and .89%, respectively, for the year ended September 30, 2010, 1.97%, .97% and 1.78%, respectively, for the year ended September 30, 2009 and 1.90%, .90% and 1.40%, respectively, for the year ended September 30, 2008.

(h) Annualized.

(i) Calculated as of September 30, 2012.

(j) Not annualized.

(k) The Series received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Series shares during the fiscal year ended September 30, 2010. The Series was not involved in the proceedings or in the calculation of the amount of settlement.

See Notes to Financial Statements.

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Class R Shares
	Six Months Ended March 31,		Year Ended September 30,
	2013		2012		2011		2010		2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$13.36		$11.31		$11.31		$10.52		$11.09	$14.62
Income (loss) from investment operations:
Net investment income	.09		.12		.15		.14		.20	.25
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.84		2.10		.04		.84		(.50)	(2.46)
Total from investment operations	.93		2.22		.19		.98		(.30)	(2.21)
Less Dividends and Distributions:
Dividends from net investment income	(.20)		(.17)		(.19)		(.19)		(.27)	(.26)
Distributions from net realized gains	-		-		-		-		-	(1.06)
Total dividends and distributions	(.20)		(.17)		(.19)		(.19)		(.27)	(1.32)
Capital Contributions(h):	-		-		-		-	(f)	-	-
Net asset value, end of period	$14.09		$13.36		$11.31		$11.31		$10.52	$11.09
Total Return(b):	7.02%		19.82%		1.63%		9.42%		(2.24)%	(16.41)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$297		$222		$11		$10		$98	$893
Average net assets (000)	$249		$27		$11		$49		$506	$1,008
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees(d)	1.45%	(g)(i)	1.51%	(g)	1.52%	(g)	1.48%	(g)	1.45% (g)	1.38% (g)
Expenses, excluding distribution and service (12b-1) fees	.95%	(g)(i)	1.01%	(g)	1.02%	(g)	.98%	(g)	.95% (g)	.88% (g)
Net investment income	1.42%	(g)(i)	1.37%	(g)	1.25%	(g)	1.43%	(g)	2.25% (g)	1.94% (g)
Portfolio turnover rate(e)	115%	(j)	204%		230%		185%		259%	298%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying portfolios in which the Series invests.

(d) The distributor of the Series contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.

(e) The Series accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(f)	Less than $.005 per share.

(g) The manager of the Series has agreed to reimburse up to .02% of the Series’ management fee in order to limit operating expenses (excluding interest, taxes, brokerage commissions, 12b-1 fees and certain extraordinary expenses) when such expense ratio before waiver exceeds .86% of the average daily net assets of Class R. If the manager had not reimbursed the Series, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 1.47%, .97% and 1.40%, respectively, for the six months ended March 31, 2013, 1.53%, 1.03% and 1.35%, respectively, for the year ended September 30, 2012, 1.54%, 1.04% and 1.23%, respectively, for the year ended September 30, 2011, 1.50%, 1.00% and 1.41%, respectively, for the year ended September 30, 2010, 1.47%, .97% and 2.23%, respectively, for the year ended September 30, 2009 and 1.40%, .90% and 1.92%, respectively, for the year ended September 30, 2008.

(h) The Series received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Series shares during the fiscal year ended September 30, 2010. The Series was not involved in the proceedings or in the calculation of the amount of settlement.

(i) Annualized.

(j) Not annualized.

See Notes to Financial Statements.

Prudential Asset Allocation Fund	117

Financial Highlights

(Unaudited) continued

Class X Shares
	Six Months Ended March 31,		Year Ended September 30,
	2013		2012		2011		2010		2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$13.37		$11.32		$11.32		$10.53		$11.04	$14.57
Income (loss) from investment operations:
Net investment income	.06		.11		.09		.10		.16	.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.84		2.05		.04		.83		(.47)	(2.45)
Total from investment operations	.90		2.16		.13		.93		(.31)	(2.27)
Less Dividends and Distributions:
Dividends from net investment income	(.13)		(.11)		(.13)		(.14)		(.20)	(.20)
Distributions from net realized gains	-		-		-		-		-	(1.06)
Total dividends and distributions	(.13)		(.11)		(.13)		(.14)		(.20)	(1.26)
Capital Contributions(g):	-		-		-		-	(e)	-	-
Net asset value, end of period	$14.14		$13.37		$11.32		$11.32		$10.53	$11.04
Total Return(b):	6.79%		19.20%		1.15%		8.92%		(2.49)%	(16.86)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$338		$472		$818		$1,575		$2,516	$4,192
Average net assets (000)	$407		$688		$1,287		$1,929		$2,815	$5,838
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.95%	(f)(h)	2.00%	(f)	2.02%	(f)	1.98%	(f)	1.95% (f)	1.88% (f)
Expenses, excluding distribution and service (12b-1) fees	.95%	(f)(h)	1.00%	(f)	1.02%	(f)	.98%	(f)	.95% (f)	.88% (f)
Net investment income	.92%	(f)(h)	.84%	(f)	.74%	(f)	.91%	(f)	1.75% (f)	1.43% (f)
Portfolio turnover rate(d)	115%	(i)	204%		230%		185%		259%	298%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) The Series accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(e) Less than $.005 per share.

(f) The manager of the Series has agreed to reimburse up to .02% of the Series’ management fee in order to limit operating expenses (excluding interest, taxes, brokerage commissions, 12b-1 fees and certain extraordinary expenses) when such expense ratio before waiver exceeds .86% of the average daily net assets of Class X. If the manager had not reimbursed the Series, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 1.97%, ..97% and .90%, respectively, for the six months ended March 31, 2013, 2.02%, 1.02% and .82%, respectively, for the year ended September 30, 2012, 2.04%, 1.04% and .72%, respectively, for the year ended September 30, 2011, 2.00%, 1.00% and .89%, respectively, for the year ended September 30, 2010, 1.97%, .97% and 1.73%, respectively, for the year ended September 30, 2009 and 1.90%, .90% and 1.41%, respectively, for the year ended September 30, 2008.

(g) The Series received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Series shares during the fiscal year ended September 30, 2010. The Series was not involved in the proceedings or in the calculation of the amount of settlement.

(h) Annualized.

(i) Not annualized.

See Notes to Financial Statements.

118	Visit our website at www.prudentialfunds.com

Class Z Shares
	Six Months Ended March 31,		Year Ended September 30,
	2013		2012		2011		2010		2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$13.46		$11.39		$11.38		$10.58		$11.15	$14.71
Income (loss) from investment operations:
Net investment income	.12		.24		.20		.21		.25	.31
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.84		2.06		.06		.83		(.48)	(2.47)
Total from investment operations	.96		2.30		.26		1.04		(.23)	(2.16)
Less Dividends and Distributions:
Dividends from net investment income	(.26)		(.23)		(.25)		(.24)		(.34)	(.34)
Distributions from net realized gains	-		-		-		-		-	(1.06)
Total dividends and distributions	(.26)		(.23)		(.25)		(.24)		(.34)	(1.40)
Capital Contributions(g):	-		-		-		-	(e)	-	-
Net asset value, end of period	$14.16		$13.46		$11.39		$11.38		$10.58	$ 11.15
Total Return(b):	7.25%		20.46%		2.19%		9.95%		(1.47)%	(16.03)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$80,572		$41,826		$33,026		$111,036		$102,402	$117,549
Average net assets (000)	$58,704		$38,043		$47,885		$107,157		$93,145	$140,799
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	.95%	(f)(h)	.99%	(f)	1.02%	(f)	.98%	(f)	.95% (f)	.88% (f)
Expenses, excluding distribution and service (12b-1) fees	.95%	(f)(h)	.99%	(f)	1.02%	(f)	.98%	(f)	.95% (f)	.88% (f)
Net investment income	1.86%	(f)(h)	1.85%	(f)	1.72%	(f)	1.90%	(f)	2.71% (f)	2.44% (f)
Portfolio turnover rate(d)	115%	(i)	204%		230%		185%		259%	298%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) The Series accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(e) Less than $.005 per share.

(f) The manager of the Series has agreed to reimburse up to .02% of the Series’ management fee in order to limit operating expenses (excluding interest, taxes, brokerage commissions, 12b-1 fees and certain extraordinary expenses) when such expense ratio before waiver exceeds .86% of the average daily net assets of Class Z. If the manager had not reimbursed the Series, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be .97%, .97% and 1.84%, respectively, for the six months ended March 31, 2013, 1.01%, 1.01% and 1.83%, respectively, for the year ended September 30, 2012, 1.04%, 1.04% and 1.70%, respectively, for the year ended September 30, 2011, 1.00%, 1.00% and 1.88%, respectively, for the year ended September 30, 2010, .97%, .97% and 2.69%, respectively, for the year ended September 30, 2009 and .90%, .90% and 2.42%, respectively, for the year ended September 30, 2008.

(g) The Series received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Series shares during the fiscal year ended September 30, 2010. The Series was not involved in the proceedings or in the calculation of the amount of settlement.

(h) Annualized.

(i) Not annualized.

See Notes to Financial Statements.

Prudential Asset Allocation Fund	119

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Bruce Karpati, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISERS	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Asset Allocation Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q under the Prudential Investment Portfolios, Inc. name. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL ASSET ALLOCATION FUND

SHARE CLASS	A	B	C	R	X	Z
NASDAQ	PIBAX	PBFBX	PABCX	PALRX	N/A	PABFX
CUSIP	74437E883	74437E875	74437E867	74437E636	74437E560	74437E859

MF185E2    0244231-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL JENNISON EQUITY OPPORTUNITY FUND

SEMIANNUAL REPORT • MARCH 31, 2013

Fund Type

Multi-Cap Stock

Objective

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2013, were not audited, and accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, Jennison, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc., and its related entities, registered in many jurisdictions worldwide.

May 15, 2013

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Equity Opportunity Fund informative and useful. The report covers performance for the six-month period that ended March 31, 2013.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Equity Opportunity Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates LLC, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Jennison Equity Opportunity Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.12%; Class B, 1.82%; Class C, 1.82%; Class R, 1.57%; Class Z, 0.82%. Net operating expenses: Class A, 1.12%; Class B, 1.82%; Class C, 1.82%; Class R, 1.32%; Class Z, 0.82%, after contractual reduction through 1/31/2014.

Cumulative Total Returns (Without Sales Charges) as of 3/31/13
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	12.83%	12.68%	39.48%	153.79%	—
Class B	12.40	11.91	34.83	136.46	—
Class C	12.40	11.91	34.72	136.46	—
Class R	12.68	12.45	38.05	N/A	60.68% (12/17/04)
Class Z	12.99	13.06	41.73	161.08	—
S&P 500 Index	10.18	13.95	32.63	126.68	—
Lipper Customized Blend Funds Average*	12.75	13.83	30.53	138.44	—
Lipper Multi-Cap Core Funds Average	12.10	13.09	29.96	138.45	—
Lipper Multi-Cap Value Funds Average	14.42	15.74	31.95	138.42	—

Average Annual Total Returns (With Sales Charges) as of 3/31/13
		One Year	Five Years	Ten Years	Since Inception
Class A		6.48%	5.68%	9.14%	—
Class B		6.91	6.00	8.99	—
Class C		10.91	6.14	8.99	—
Class R		12.45	6.66	N/A	5.89% (12/17/04)
Class Z		13.06	7.22	10.07	—
S&P 500 Index		13.95	5.81	8.53	—
Lipper Customized Blend Funds Average*		13.83	5.31	8.90	—
Lipper Multi-Cap Core Funds Average		13.09	5.27	8.89	—
Lipper Multi-Cap Value Funds Average		15.74	5.40	8.95	—

*The Lipper Customized Blend Funds Average was utilized because PI believes that a blend of the two averages provides a more appropriate basis for Fund performance comparisons, although Lipper only classifies the Fund in the Lipper Multi-Cap Core Funds category.

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

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The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 5.50% and a 12b-1 fee of 0.30% annually. Investors who purchase Class A shares in an amount of $1 million or more do not pay a front-end sales charge, but are subject to a contingent deferred sales charge (CDSC) of 1% for shares sold within 12 months of purchase. The Class A shares CDSC is waived for purchases by certain retirement or benefit plans. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class B shares do not pay a front-end sales charge but are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a CDSC of 1% on sales made within 12 months of purchase and an annual 12b-1 fee of 1%. Class R shares are not subject to front-end sales charges or CDSCs, but charge a 12b-1 fee of 0.75%. Class Z shares are not subject to front-end sales charges, CDSCs, or 12b-1 fees. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

S&P 500 Index

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed. S&P 500 Index Closest Month-End to Inception cumulative total return is 53.89% for Class R. S&P 500 Index Closest Month-End to Inception average annual total return is 5.36% for Class R.

Lipper Customized Blend Funds Average

The Lipper Customized Blend Funds Average (Lipper Average) is a 50/50 blend of the Lipper Multi-Cap Value Funds and Lipper Multi-Cap Blend Funds Averages. Lipper Average Closest Month-End to Inception cumulative total returns is 49.61% for Class R. Lipper Average Closest Month-End to Inception average annual total return is 4.89% for Class R.

Lipper Multi-Cap Core Funds Average

The Lipper Multi-Cap Core Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Multi-Cap Core Funds category for the periods noted. Funds in the Lipper Average invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap Core funds in the Lipper Average typically have between 25% and 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Multi-Cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P SuperComposite 1500 Index. Lipper Average Closest Month-End to Inception cumulative total return is 50.98% for Class R. Lipper Average Closest Month-End to Inception average annual total return is 5.01% for Class R.

Lipper Multi-Cap Value Funds Average

The Lipper Multi-Cap Value Funds Average (Lipper Average) are funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market

Prudential Jennison Equity Opportunity Fund	3

Your Fund’s Performance (continued)

capitalization range over an extended period of time. Multi-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index. Lipper Multi-Cap Value Funds Average Closest Month-End to Inception cumulative total return is 46.36% for Class R. Lipper Multi-Cap Value Funds Average Closest Month-End to Inception average annual total return is 4.61% for Class R.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Averages reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 3/31/13
Cameron International Corp., Energy Equipment & Services	2.3%
Pfizer, Inc., Pharmaceuticals	2.2
Monsanto Co., Chemicals	2.1
Schlumberger Ltd., Energy Equipment & Services	2.0
Google, Inc. (Class A Stock), Internet Software & Services	2.0

Holdings reflect only long-term investments and are subject to change.

Five Largest Long-Term Industries expressed as a percentage of net assets as of 3/31/13
Hotels, Restaurants & Leisure	7.7%
Oil, Gas & Consumable Fuels	6.5
Media	6.4
Energy Equipment & Services	5.7
Semiconductors & Semiconductor Equipment	5.3

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2012, at the beginning of the period, and held through the six-month period ended March 31, 2013. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Prudential Jennison Equity Opportunity Fund	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Equity Opportunity Fund		Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,128.30	1.12%	$5.94
	Hypothetical	$1,000.00	$1,019.35	1.12%	$5.64

Class B	Actual	$1,000.00	$1,124.00	1.82%	$9.64
	Hypothetical	$1,000.00	$1,015.86	1.82%	$9.15

Class C	Actual	$1,000.00	$1,124.00	1.82%	$9.64
	Hypothetical	$1,000.00	$1,015.86	1.82%	$9.15

Class R	Actual	$1,000.00	$1,126.80	1.32%	$7.00
	Hypothetical	$1,000.00	$1,018.35	1.32%	$6.64

Class Z	Actual	$1,000.00	$1,129.90	0.82%	$4.35
	Hypothetical	$1,000.00	$1,020.84	0.82%	$4.13

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2013, and divided by the 365 days in the Fund's fiscal year ending September 30, 2013 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of March 31, 2013 (Unaudited)

Shares	Description	Value (Note 1)
LONG-TERM INVESTMENTS 96.7%
COMMON STOCKS

Aerospace & Defense 3.6%
62,255	Boeing Co. (The)	$5,344,592
172,526	Exelis, Inc.	1,878,808
64,768	United Technologies Corp.	6,051,274

		13,274,674

Air Freight & Logistics 1.2%
44,334	FedEx Corp.	4,353,599

Airlines 1.2%
267,238	Delta Air Lines, Inc.*	4,412,099

Auto Components 1.4%
94,050	Lear Corp.	5,160,523

Automobiles 1.7%
61,551	Toyota Motor Corp. (Japan), ADR	6,317,595

Biotechnology 2.1%
257,543	Amarin Corp. PLC (Ireland), ADR*(a)	1,908,393
109,810	Vertex Pharmaceuticals, Inc.*	6,037,354

		7,945,747

Capital Markets 4.1%
304,755	Charles Schwab Corp. (The)(a)	5,391,116
67,802	Evercore Partners, Inc. (Class A Stock)	2,820,563
29,754	Goldman Sachs Group, Inc. (The)	4,378,301
132,411	Morgan Stanley	2,910,394

		15,500,374

Chemicals 3.1%
75,233	Monsanto Co.	7,946,862
25,953	PPG Industries, Inc.	3,476,145

		11,423,007

Commercial Banks 3.2%
90,788	PNC Financial Services Group, Inc.	6,037,402
160,186	Wells Fargo & Co.	5,925,280

		11,962,682

See Notes to Financial Statements.

Prudential Jennison Equity Opportunity Fund	7

Portfolio of Investments

as of March 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Commercial Services & Supplies 1.0%
135,482	Brink’s Co. (The)	$3,828,721

Communications Equipment 2.2%
628,624	Brocade Communications Systems, Inc.*	3,627,160
245,581	Juniper Networks, Inc.*	4,553,072

		8,180,232

Computers & Peripherals 0.9%
7,622	Apple, Inc.	3,373,726

Diversified Financial Services 2.0%
82,721	Citigroup, Inc.	3,659,577
77,253	JPMorgan Chase & Co.	3,666,427

		7,326,004

Diversified Telecommunication Services 1.5%
270,289	Vivendi SA (France)	5,583,381

Energy Equipment & Services 5.7%
128,965	Cameron International Corp.*	8,408,518
98,932	Schlumberger Ltd.	7,409,018
216,532	Superior Energy Services, Inc.*	5,623,336

		21,440,872

Food & Staples Retailing 3.2%
108,556	CVS Caremark Corp.	5,969,495
78,045	Wal-Mart Stores, Inc.	5,840,107

		11,809,602

Food Products 4.0%
51,424	Bunge Ltd.	3,796,634
39,126	Kraft Foods Group, Inc.	2,016,163
185,724	Mondelez International, Inc. (Class A Stock)	5,685,012
132,897	Tyson Foods, Inc. (Class A Stock)	3,298,503

		14,796,312

Healthcare Equipment & Supplies 1.7%
273,270	Hologic, Inc.*(a)	6,175,902

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Healthcare Providers & Services 3.1%
98,197	Express Scripts Holding Co.*	$5,661,057
90,658	Universal Health Services, Inc. (Class B Stock)	5,790,327

		11,451,384

Hotels, Restaurants & Leisure 7.7%
122,843	Accor SA (France)	4,267,350
135,565	Hyatt Hotels Corp. (Class A Stock)*	5,860,475
392,159	International Game Technology	6,470,624
389,363	Pinnacle Entertainment, Inc.*	5,692,487
1,142,660	Wendy’s Co. (The)(a)	6,478,882

		28,769,818

Independent Power Producers & Energy Traders 1.7%
316,351	Calpine Corp.*	6,516,831

Insurance 2.9%
179,797	MetLife, Inc.	6,835,882
310,593	Symetra Financial Corp.	4,165,052

		11,000,934

Internet Software & Services 2.3%
9,293	Google, Inc. (Class A Stock)*	7,378,921
274,401	Monster Worldwide, Inc.*(a)	1,391,213

		8,770,134

Life Sciences Tools & Services 1.2%
105,391	Agilent Technologies, Inc.	4,423,260

Machinery 1.8%
37,670	Dover Corp.	2,745,390
138,540	Xylem, Inc.	3,818,162

		6,563,552

Marine 1.3%
65,787	Kirby Corp.*(a)	5,052,442

Media 6.4%
138,999	Comcast Corp. (Class A Stock)	5,507,140
541,884	Live Nation Entertainment, Inc.*	6,703,105
124,641	News Corp. (Class A Stock)	3,804,043

See Notes to Financial Statements.

Prudential Jennison Equity Opportunity Fund	9

Portfolio of Investments

as of March 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Media (cont’d.)
123,439	Thomson Reuters Corp.(a)	$4,009,299
62,657	Viacom, Inc. (Class B Stock)	3,857,792

		23,881,379

Metals & Mining 2.9%
138,715	Goldcorp, Inc.	4,664,986
43,446	Randgold Resources Ltd. ADR	3,735,487
131,568	United States Steel Corp.(a)	2,565,576

		10,966,049

Oil, Gas & Consumable Fuels 6.5%
170,184	Cobalt International Energy, Inc.*(a)	4,799,189
186,357	Consol Energy, Inc.	6,270,913
35,294	EOG Resources, Inc.	4,520,103
160,578	Newfield Exploration Co.*	3,600,159
235,843	Peabody Energy Corp.	4,988,079

		24,178,443

Pharmaceuticals 3.2%
84,278	Merck & Co., Inc.	3,727,616
284,646	Pfizer, Inc.	8,214,883

		11,942,499

Semiconductors & Semiconductor Equipment 5.3%
171,685	Broadcom Corp. (Class A Stock)	5,952,319
210,563	International Rectifier Corp.*(a)	4,453,408
118,777	Maxim Integrated Products, Inc.	3,878,069
140,818	Xilinx, Inc.	5,375,023

		19,658,819

Software 5.2%
261,417	Activision Blizzard, Inc.	3,808,846
55,195	BroadSoft, Inc.*(a)	1,461,011
431,801	Cadence Design Systems, Inc.*(a)	6,014,988
210,310	Microsoft Corp.	6,016,969
124,682	Silver Spring Networks, Inc.*(a)	2,160,739

		19,462,553

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Specialty Retail 1.4%
187,024	GameStop Corp. (Class A Stock)(a)	$5,231,061

	Total long-term investments (cost $291,749,456)	360,734,210

SHORT-TERM INVESTMENT 16.2%

Affiliated Money Market Mutual Fund
60,539,445	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $60,539,445; includes $43,142,072 of cash collateral received for securities on loan)(Note 3)(b)(c)	60,539,445

	Total Investments 112.9% (cost $352,288,901; Note 5)	421,273,655
	Liabilities in excess of other assets (12.9%)	(48,001,197)

	Net Assets 100.0%	$373,272,458

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $41,980,079; cash collateral of $43,142,072 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.
(b)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

See Notes to Financial Statements.

Prudential Jennison Equity Opportunity Fund	11

Portfolio of Investments

as of March 31, 2013 (Unaudited) continued

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$360,734,210	$—	$—
Affiliated Money Market Mutual Fund	60,539,445	—	—

Total	$421,273,655	$—	$—

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2013 were as follows:

Affiliated Money Market Mutual Fund (including 11.6% of collateral received for securities on loan)	16.2%
Hotels, Restaurants & Leisure	7.7
Oil, Gas & Consumable Fuels	6.5
Media	6.4
Energy Equipment & Services	5.7
Semiconductors & Semiconductor Equipment	5.3
Software	5.2
Capital Markets	4.1
Food Products	4.0
Aerospace & Defense	3.6
Commercial Banks	3.2
Food & Staples Retailing	3.2
Pharmaceuticals	3.2
Chemicals	3.1
Healthcare Providers & Services	3.1
Insurance	2.9
Metals & Mining	2.9
Internet Software & Services	2.3
Communications Equipment	2.2
Biotechnology	2.1%
Diversified Financial Services	2.0
Machinery	1.8
Automobiles	1.7
Healthcare Equipment & Supplies	1.7
Independent Power Producers & Energy Traders	1.7
Diversified Telecommunication Services	1.5
Auto Components	1.4
Specialty Retail	1.4
Marine	1.3
Air Freight & Logistics	1.2
Airlines	1.2
Life Sciences Tools & Services	1.2
Commercial Services & Supplies	1.0
Computers & Peripherals	0.9

112.9
Liabilities in excess of other assets	(12.9)

100.0%

See Notes to Financial Statements.

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PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

(UNAUDITED)

SEMIANNUAL REPORT • MARCH 31, 2013

Prudential Jennison Equity Opportunity Fund

Statement of Assets and Liabilities

as of March 31, 2013 (Unaudited)

Assets
Investments at value, including securities on loan of $41,980,079:
Unaffiliated Investments (cost $291,749,456)	$360,734,210
Affiliated Investments (cost $60,539,445)	60,539,445
Cash	50
Receivable for investments sold	320,072
Dividends receivable	314,298
Receivable for Series shares sold	214,200
Prepaid expenses	2,307

Total assets	422,124,582

Liabilities
Payable to broker for collateral for securities on loan	43,142,072
Payable for investments purchased	4,356,150
Payable for Series shares reacquired	948,314
Management fee payable	188,131
Accrued expenses and other liabilities	93,327
Distribution fee payable	91,506
Affiliated transfer agent fee payable	32,624

Total liabilities	48,852,124

Net Assets	$373,272,458

Net assets were comprised of:
Common stock, at par	$21,723
Paid-in capital in excess of par	303,331,590

303,353,313
Undistributed net investment income	339,163
Accumulated net realized gain on investment and foreign currency transactions	595,228
Net unrealized appreciation on investments	68,984,754

Net assets, March 31, 2013	$373,272,458

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($230,113,016 ÷ 13,309,588 shares of common stock issued and outstanding)	$17.29
Maximum sales charge (5.50% of offering price)	1.01

Maximum offering price to public	$18.30

Class B
Net asset value, offering price and redemption price per share ($9,183,557 ÷ 597,288 shares of common stock issued and outstanding)	$15.38

Class C
Net asset value, offering price and redemption price per share ($28,123,589 ÷ 1,829,074 shares of common stock issued and outstanding)	$15.38

Class R
Net asset value, offering price and redemption price per share ($3,541,283 ÷ 222,447 shares of common stock issued and outstanding)	$15.92

Class Z
Net asset value, offering price and redemption price per share ($102,311,013 ÷ 5,765,063 shares of common stock issued and outstanding)	$17.75

See Notes to Financial Statements.

Prudential Jennison Equity Opportunity Fund	15

Statement of Operations

Six Months Ended March 31, 2013 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $17,931)	$2,534,052
Affiliated income from securities loaned, net	122,912
Affiliated dividend income	12,367

Total income	2,669,331

Expenses
Management fee	1,055,258
Distribution fee—Class A	327,041
Distribution fee—Class B	45,016
Distribution fee—Class C	134,386
Distribution fee—Class R	7,920
Transfer agent’s fees and expenses (including affiliated expense of $60,400)	247,000
Custodian’s fees and expenses	39,000
Registration fees	30,000
Reports to shareholders	29,000
Audit fee	11,000
Legal fees and expenses	11,000
Directors’ fees	8,000
Insurance	3,000
Miscellaneous	9,672

Total expenses	1,957,293

Net investment income	712,038

Realized And Unrealized Gain On Investment Transactions
Net realized gain on investment transactions	16,396,836
Net change in unrealized appreciation (depreciation) on investments	25,653,673

Net gain on investments	42,050,509

Net Increase In Net Assets Resulting From Operations	$42,762,547

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2013	Year Ended September 30, 2012
Increase In Net Assets
Operations
Net investment income	$712,038	$1,457,032
Net realized gain on investment and foreign currency transactions	16,396,836	20,825,621
Net change in unrealized appreciation (depreciation) on investments	25,653,673	54,640,635

Net increase in net assets resulting from operations	42,762,547	76,923,288

Dividends from net investment income (Note 1)
Class A	(1,034,202)	—
Class B	(11,186)	—
Class C	(32,741)	—
Class R	(11,416)	—
Class Z	(700,883)	(225,276)

	(1,790,428)	(225,276)

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	18,786,056	46,740,415
Net asset value of shares issued in reinvestment of dividends	1,595,042	174,824
Cost of shares reacquired	(35,231,884)	(70,358,312)

Net decrease in net assets from Series share transactions	(14,850,786)	(23,443,073)

Total increase	26,121,333	53,254,939

Net Assets:
Beginning of period	347,151,125	293,896,186

End of period(a)	$373,272,458	$347,151,125

(a) Includes undistributed net investment income of:	$339,163	$1,417,553

See Notes to Financial Statements.

Prudential Jennison Equity Opportunity Fund	17

Notes to Financial Statements

(Unaudited)

The Prudential Investment Portfolios, Inc. (the “Company”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Company consists of six series: Prudential Jennison Equity Opportunity Fund (the “Series”), Prudential Jennison Growth Fund and Prudential Asset Allocation Fund which are diversified funds and Prudential Growth Allocation Fund, Prudential Moderate Allocation Fund and Prudential Conservative Allocation Fund which are non-diversified funds. These financial statements relate to Prudential Jennison Equity Opportunity Fund. The financial statements of the other series are not presented herein.

The Series’ investment objective is to achieve long-term growth of capital.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Series in the preparation of the financial statements.

Securities Valuation: The Series holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Series’ securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Series to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available. or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Series’ investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Portfolio of Investments. The valuation

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methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Series’ normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Prudential Jennison Equity Opportunity Fund	19

Notes to Financial Statements

(Unaudited) continued

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

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Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Securities Lending: The Series may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the Series securities

Prudential Jennison Equity Opportunity Fund	21

Notes to Financial Statements

(Unaudited) continued

identical to the loaned securities. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities using the collateral in the open market. The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Series also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management, that may differ from actual. The Company’s expenses are allocated to the respective Series on the basis of relative net asset except for expenses that are charged directly at the Series or class level.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Series expects to pay dividends from net investment income and distributions from net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Series in the Company is treated as a separate tax-paying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

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Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those amounts.

Note 2. Agreements

The Series has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Series. In connection therewith, Jennison is obligated to keep certain books and records of the Series. PI pays for the services of Jennison, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .60% of the average daily net assets of the Series up to $300 million and 0.575% of the average daily net assets of the Series over $300 million. The effective management fee rate was 0.60% of the Series average daily net assets for the six months ended March 31, 2013.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Series.

Pursuant to the Class A, B, C and R Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, 1% and .75% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS has contractually agreed to limit such fees to .50% for Class R shares.

PIMS has advised the Series that it received $72,382 in front-end sales charges resulting from sales of Class A shares during the six months ended March 31, 2013.

Prudential Jennison Equity Opportunity Fund	23

Notes to Financial Statements

(Unaudited) continued

From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended March 31, 2013, it received $27, $7,339 and $342 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc, (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Series’ security lending agent. For the six months ended March 31, 2013, PIM has been compensated approximately $33,300 for these services.

The Series invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended March 31, 2013, were $104,421,286 and $110,312,919 respectively.

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Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of March 31, 2013 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$354,299,976	$76,105,420	$(9,131,741)	$66,973,679

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales and investments in passive foreign investment companies as of the most recent fiscal year end.

Under the Regulated Investment Company Modernization Act of 2010 (“the Act”), the Series is permitted to carryforward capital losses incurred in the fiscal year ended September 30, 2012 (“post-enactment losses”) for an unlimited period. Post enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before September 30, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. The Series utilized approximately $20,590,000 of its pre-enactment losses to offset net taxable gains realized in the fiscal year ended September 30, 2012. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of September 30, 2012, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$0

Pre-Enactment Losses:
Expiring 2018	$14,156,000

Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. The Series’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Series offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are subject front-end sales charge of 5.50%. Investors who purchase Class A shares in

Prudential Jennison Equity Opportunity Fund	25

Notes to Financial Statements

(Unaudited) continued

an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are sold with a contingent deferred sales charge of 1% during the first 12 months. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of common stock.

There are 1 billion shares of $.001 par value common stock of the Series, designated Class A, Class B, Class C, Class R and Class Z, each of which consists of 200 million authorized shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended March 31, 2013:
Shares sold	548,919	$8,847,156
Shares issued in reinvestment of dividends	64,631	992,724
Shares reacquired	(1,236,789)	(19,827,048)

Net increase (decrease) in shares outstanding before conversion	(623,239)	(9,987,168)
Shares issued upon conversion from Class B and Z	65,157	1,055,900
Shares reacquired upon conversion into Class Z	(19,478)	(305,882)

Net increase (decrease) in shares outstanding	(577,560)	$(9,237,150)

Year ended September 30, 2012:
Shares sold	1,075,460	$15,546,921
Shares reacquired	(2,925,212)	(41,764,709)

Net increase (decrease) in shares outstanding before conversion	(1,849,752)	(26,217,788)
Shares issued upon conversion from Class B and Z	192,424	2,787,944
Shares reacquired upon conversion into Class Z	(15,879)	(232,001)

Net increase (decrease) in shares outstanding	(1,673,207)	$(23,661,845)

26	Visit our website at www.prudentialfunds.com

Class B	Shares	Amount
Six months ended March 31, 2013:
Shares sold	50,125	$727,872
Shares issued in reinvestment of dividends	784	10,729
Shares reacquired	(44,549)	(636,533)

Net increase (decrease) in shares outstanding before conversion	6,360	102,068
Shares reacquired upon conversion into Class A	(55,630)	(815,739)

Net increase (decrease) in shares outstanding	(49,270)	$(713,671)

Year ended September 30, 2012:
Shares sold	63,835	$832,938
Shares reacquired	(133,363)	(1,695,957)

Net increase (decrease) in shares outstanding before conversion	(69,528)	(863,019)
Shares reacquired upon conversion into Class A	(210,122)	(2,722,899)

Net increase (decrease) in shares outstanding	(279,650)	$(3,585,918)

Class C
Six months ended March 31, 2013:
Shares sold	46,338	$681,763
Shares issued in reinvestment of dividends	2,244	30,722
Shares reacquired	(157,346)	(2,251,195)

Net increase (decrease) in shares outstanding before conversion	(108,764)	(1,538,710)
Shares reacquired upon conversion into Class Z	(9,076)	(132,513)

Net increase (decrease) in shares outstanding	(117,840)	$(1,671,223)

Year ended September 30, 2012:
Shares sold	153,885	$1,956,599
Shares reacquired	(435,410)	(5,633,594)

Net increase (decrease) in shares outstanding before conversion	(281,525)	(3,676,995)
Shares reacquired upon conversion into Class Z	(78)	(1,030)

Net increase (decrease) in shares outstanding	(281,603)	$(3,678,025)

Class R
Six months ended March 31, 2013:
Shares sold	47,942	$716,607
Shares issued in reinvestment of dividends	433	6,129
Shares reacquired	(41,421)	(597,223)

Net increase (decrease) in shares outstanding	6,954	$125,513

Year ended September 30, 2012:
Shares sold	222,794	$2,950,519
Shares reacquired	(100,173)	(1,318,201)

Net increase (decrease) in shares outstanding	122,621	$1,632,318

Prudential Jennison Equity Opportunity Fund	27

Notes to Financial Statements

(Unaudited) continued

Class Z	Shares	Amount
Six months ended March 31, 2013:
Shares sold	474,385	$7,812,658
Shares issued in reinvestment of dividends	35,221	554,738
Shares reacquired	(734,611)	(11,919,885)

Net increase (decrease) in shares outstanding before conversion	(225,005)	(3,552,489)
Shares issued upon conversion from Class A and C	26,862	438,395
Shares reacquired upon conversion into Class A	(15,210)	(240,161)

Net increase (decrease) in shares outstanding	(213,353)	$(3,354,255)

Year ended September 30, 2012:
Shares sold	1,736,991	$25,453,438
Shares issued in reinvestment of dividends	13,204	174,824
Shares reacquired	(1,339,869)	(19,945,851)

Net increase (decrease) in shares outstanding before conversion	410,326	5,682,411
Shares issued upon conversion from Class A and C	15,544	233,031
Shares reacquired upon conversion into Class A	(4,754)	(65,045)

Net increase (decrease) in shares outstanding	421,116	$5,850,397

Note 7. Borrowings

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 15, 2012 through November 14, 2013. The Funds pay an annualized commitment fee of 0.08% on the unused portion of the SCA. Prior to November 15, 2012, the Funds had another SCA with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Series did not utilize the SCA during the six months ended March 31, 2013.

Note 8. New Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 regarding “Disclosures about Offsetting Assets and Liabilities.” The amendments, which will be effective for annual

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reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not been determined.

Prudential Jennison Equity Opportunity Fund	29

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended March 31,		Year Ended September 30,
	2013		2012	2011	2010		2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$15.40		$12.15	$12.39	$11.38		$11.35	$17.74
Income (loss) from investment operations:
Net investment income (loss)	.03		.06	.01	-	(b)	.13	.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.94		3.19	(.25)	1.01		.06	(3.74)
Total from investment operations	1.97		3.25	(.24)	1.01		.19	(3.66)
Less Dividends and Distributions:
Dividends from net investment income	(.08)		-	-	-		(.09)	(.07)
Distributions from net realized gains	-		-	-	-		-	(2.66)
Tax return of capital distributions	-		-	-	-		(.07)	-
Total dividends and distributions	(.08)		-	-	-		(.16)	(2.73)
Capital Contributions(f):	-		-	-	-	(b)	-	-
Net asset value, end of period	$17.29		$15.40	$12.15	$12.39		$11.38	$11.35
Total Return(c):	12.83%		26.75%	(1.94)%	8.88%		1.93%	(23.30)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$230,113		$213,926	$189,105	$210,516		$208,977	$223,338
Average net assets (000)	$218,648		$210,097	$227,408	$212,873		$173,786	$271,189
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.12%	(g)	1.13%	1.15%	1.20%		1.26%	1.06% (e)
Expenses, excluding distribution and service (12b-1) fees	.82%	(g)	.83%	.85%	.90%		.96%	.78%
Net investment income (loss)	.39%	(g)	.44%	.11%	(.03)%		1.37%	.56%
Portfolio turnover rate	31%	(h)	40%	66%	71%		74%	76%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Series invests.

(e) The distributor of the Series has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares through January 31, 2008.

(f) The Series received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Series shares during the fiscal year ended September 30, 2010. The Series was not involved in the proceedings or in the calculation of the amount of settlement.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

30	Visit our website at www.prudentialfunds.com

Class B Shares
	Six Months Ended March 31,		Year Ended September 30,
	2013		2012	2011	2010		2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$13.70		$10.88	$11.17	$10.33		$10.31	$16.43
Income (loss) from investment operations:
Net investment income (loss)	(.02)		(.03)	(.07)	(.08)		.07	(.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.72		2.85	(.22)	.92		.05	(3.43)
Total from investment operations	1.70		2.82	(.29)	.84		.12	(3.45)
Less Dividends and Distributions:
Dividends from net investment income	(.02)		-	-	-		(.03)	(.01)
Distributions from net realized gains	-		-	-	-		-	(2.66)
Tax return of capital distributions	-		-	-	-		(.07)	-
Total dividends and distributions	(.02)		-	-	-		(.10)	(2.67)
Capital Contributions(e):	-		-	-	-	(b)	-	-
Net asset value, end of period	$15.38		$13.70	$10.88	$11.17		$10.33	$10.31
Total Return(c):	12.40%		25.92%	(2.60)%	8.13%		1.24%	(23.88)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$9,184		$8,856	$10,079	$16,841		$22,077	$52,943
Average net assets (000)	$9,029		$9,961	$15,538	$19,765		$28,455	$92,183
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.82%	(f)	1.83%	1.85%	1.90%		1.96%	1.78%
Expenses, excluding distribution and service (12b-1) fees	.82%	(f)	.83%	.85%	.90%		.96%	.78%
Net investment income (loss)	(.30)%	(f)	(.26)%	(.60)%	(.73)%		.93%	(.18)%
Portfolio turnover rate	31%	(g)	40%	66%	71%		74%	76%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Series invests.

(e) The Series received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Series shares during the fiscal year ended September 30, 2010. The Series was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Equity Opportunity Fund	31

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended March 31,		Year Ended September 30,
	2013		2012	2011	2010		2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$13.70		$10.88	$11.17	$10.33		$10.31	$16.43
Income (loss) from investment operations:
Net investment income (loss)	(.02)		(.03)	(.07)	(.08)		.06	(.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.72		2.85	(.22)	.92		.06	(3.43)
Total from investment operations	1.70		2.82	(.29)	.84		.12	(3.45)
Less Dividends and Distributions:
Dividends from net investment income	(.02)		-	-	-		(.03)	(.01)
Distributions from net realized gains	-		-	-	-		-	(2.66)
Tax return of capital distributions	-		-	-	-		(.07)	-
Total dividends and distributions	(.02)		-	-	-		(.10)	(2.67)
Capital Contributions(e):	-		-	-	-	(b)	-	-
Net asset value, end of period	$15.38		$13.70	$10.88	$11.17		$10.33	$10.31
Total Return(c):	12.40%		25.92%	(2.60)%	8.13%		1.24%	(23.88)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$28,124		$26,667	$24,251	$27,097		$25,599	$29,011
Average net assets (000)	$26,954		$27,151	$29,339	$26,616		$21,081	$38,511
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.82%	(f)	1.83%	1.85%	1.90%		1.96%	1.78%
Expenses, excluding distribution and service (12b-1) fees	.82%	(f)	.83%	.85%	.90%		.96%	.78%
Net investment income (loss)	(.31)%	(f)	(.26)%	(.59)%	(.73)%		.69%	(.17)%
Portfolio turnover rate	31%	(g)	40%	66%	71%		74%	76%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Series invests.

(e) The Series received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Series shares during the fiscal year ended September 30, 2010. The Series was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

32	Visit our website at www.prudentialfunds.com

Class R Shares
	Six Months Ended March 31,		Year Ended September 30,
	2013		2012	2011	2010		2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.18		$11.21	$11.45	$10.52		$10.52	$16.67
Income (loss) from investment operations:
Net investment income (loss)	.01		.04	(.01)	(.02)		.04	.06
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.78		2.93	(.23)	.95		.10	(3.51)
Total from investment operations	1.79		2.97	(.24)	.93		.14	(3.45)
Less Dividends and Distributions:
Dividends from net investment income	(.05)		-	-	-		(.07)	(.04)
Distributions from net realized gains	-		-	-	-		-	(2.66)
Tax return of capital distributions	-		-	-	-		(.07)	-
Total dividends and distributions	(.05)		-	-	-		(.14)	(2.70)
Capital Contributions(f):	-		-	-	-	(b)	-	-
Net asset value, end of period	$15.92		$14.18	$11.21	$11.45		$10.52	$10.52
Total Return(c):	12.68%		26.49%	(2.10)%	8.84%		1.55%	(23.53)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,541		$3,056	$1,041	$735		$5	$15
Average net assets (000)	$3,177		$2,401	$1,104	$202		$7	$6
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	1.32%	(g)	1.33%	1.35%	1.40%		1.46%	1.28%
Expenses, excluding distribution and service (12b-1) fees	.82%	(g)	.83%	.85%	.90%		.96%	.78%
Net investment income (loss)	.20%	(g)	.27%	(.09)%	(.20)%		.47%	.52%
Portfolio turnover rate	31%	(h)	40%	66%	71%		74%	76%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Series invests.

(e) The distributor of the Series has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.

(f) The Series received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Series shares during the fiscal year ended September 30, 2010. The Series was not involved in the proceedings or in the calculation of the amount of settlement.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Equity Opportunity Fund	33

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended March 31,		Year Ended September 30,
	2013		2012	2011	2010		2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$15.83		$12.49	$12.69	$11.63		$11.59	$18.05
Income (loss) from investment operations:
Net investment income	.06		.11	.06	.03		.16	.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.98		3.27	(.26)	1.03		.07	(3.81)
Total from investment operations	2.04		3.38	(.20)	1.06		.23	(3.69)
Less Dividends and Distributions:
Dividends from net investment income	(.12)		(.04)	-	-		(.12)	(.11)
Distributions from net realized gains	-		-	-	-		-	(2.66)
Tax return of capital distributions	-		-	-	-		(.07)	-
Total dividends and distributions	(.12)		(.04)	-	-		(.19)	(2.77)
Capital Contributions(e):	-		-	-	-	(b)	-	-
Net asset value, end of period	$17.75		$15.83	$12.49	$12.69		$11.63	$11.59
Total Return(c):	12.99%		27.14%	(1.58)%	9.11%		2.31%	(23.06)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$102,311		$94,646	$69,420	$65,002		$49,670	$47,893
Average net assets (000)	$97,241		$84,211	$76,050	$57,774		$37,242	$60,764
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	.82%	(f)	.83%	.85%	.90%		.96%	.78%
Expenses, excluding distribution and service (12b-1) fees	.82%	(f)	.83%	.85%	.90%		.96%	.78%
Net investment income	.69%	(f)	.74%	.41%	.28%		1.67%	.84%
Portfolio turnover rate	31%	(g)	40%	66%	71%		74%	76%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Series invests.

(e) The Series received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Series shares during the fiscal year ended September 30, 2010. The Series was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

34	Visit our website at www.prudentialfunds.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the
Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Bruce Karpati, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Jennison Equity Opportunity Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q under the Prudential Investment Portfolios, Inc. name. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON EQUITY OPPORTUNITY FUND

SHARE CLASS	A	B	C	R	Z
NASDAQ	PJIAX	PJIBX	PJGCX	PJORX	PJGZX
CUSIP	74437E503	74437E602	74437E701	74437E644	74437E800

MF172E2    0244225-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL JENNISON GROWTH FUND

SEMIANNUAL REPORT • MARCH 31, 2013

Fund Type

Large Cap Stock

Objective

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2013, were not audited, and accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, Jennison, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc., and its related entities, registered in many jurisdictions worldwide.

May 15, 2013

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Growth Fund informative and useful. The report covers performance for the six-month period that ended March 31, 2013.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Growth Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates LLC, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Jennison Growth Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.07%; Class B, 1.77%; Class C, 1.77%; Class R, 1.52%; Class Z, 0.77%. Net operating expenses: Class A, 1.07%; Class B, 1.77%; Class C, 1.77%; Class R, 1.27%; Class Z, 0.77%, after contractual reduction through 1/31/2014 for Class R shares.

Cumulative Total Returns (Without Sales Charges) as of 3/31/13
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	5.43%	3.57%	37.39%	127.72%	—
Class B	5.12	2.90	32.74	111.96	—
Class C	5.11	2.90	32.95	112.28	—
Class R	5.37	3.45	36.21	N/A	57.32% (12/17/04)
Class Z	5.62	3.88	39.46	134.13	—
Russell 1000® Growth Index	8.10	10.09	42.24	128.66	—
S&P 500 Index	10.18	13.95	32.63	126.68	—
Lipper Large-Cap Growth Funds Average	7.25	7.36	30.00	111.14	—

Average Annual Total Returns (With Sales Charges) as of 3/31/13
		One Year	Five Years	Ten Years	Since Inception
Class A		-2.12%	5.36%	7.96%	—
Class B		-2.10	5.67	7.80	—
Class C		1.90	5.86	7.82	—
Class R		3.45	6.38	N/A	5.62% (12/17/04)
Class Z		3.88	6.88	8.88	—
Russell 1000 Growth Index		10.09	7.30	8.62	—
S&P 500 Index		13.95	5.81	8.53	—
Lipper Large-Cap Growth Funds Average		7.36	5.30	7.68	—

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

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The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 5.50% and a 12b-1 fee of 0.30% annually. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. The Class A shares CDSC is waived for purchases by certain retirement or benefit plans. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class B shares do not pay a front-end sales charge but are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a CDSC of 1% on sales made within 12 months of purchase and an annual 12b-1 fee of 1%. Class R shares are not subject to front-end sales charges or CDSCs, but charge a 12b-1 fee of 0.75%. Class Z shares are not subject to front-end sales charges or 12b-1 fees. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

Russell 1000 Growth Index

The Russell 1000 Growth Index is an unmanaged index comprising those securities in the Russell 1000 Index with a greater-than-average growth orientation. Companies in this index tend to exhibit relatively high price-to-book ratios, price-to-earnings ratios, forecasted growth rates, and relatively low dividend yields. Russell 1000 Growth Index Closest Month-End to Inception cumulative total return is 64.02% for Class R. Russell 1000 Growth Index Closest Month-End to Inception average annual total return is 6.18% for Class R.

S&P 500 Index

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed. S&P 500 Index Closest Month-End to Inception cumulative total return is 53.89% for Class R. S&P 500 Index Closest Month-End to Inception average annual total return is 5.36% for Class R.

Lipper Large-Cap Growth Funds Average

The Lipper Large-Cap Growth Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Large-Cap Growth Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index. Lipper Average Closest Month-End to Inception cumulative total return is 50.31% for Class R. Lipper Average Closest Month-End to Inception average annual total return is 5.00% for Class R.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Jennison Growth Fund	3

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 3/31/13 (excluding short-term investments)
Google, Inc. (Class A Stock), Internet Software & Services	4.0%
MasterCard, Inc. (Class A Stock), IT Services	3.6
Apple, Inc., Computers & Peripherals	3.5
Amazon.com, Inc., Internet & Catalog Retail	2.9
Monsanto Co., Chemicals	2.3

Holdings are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 3/31/13 (excluding short-term investments)
Internet Software & Services	9.0%
Biotechnology	8.1
IT Services	7.9
Pharmaceuticals	6.9
Software	6.7

Industry weightings are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2012, at the beginning of the period, and held through the six-month period ended March 31, 2013. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Prudential Jennison Growth Fund	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Growth Fund		Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,054.30	1.07%	$5.48
	Hypothetical	$1,000.00	$1,019.60	1.07%	$5.39

Class B	Actual	$1,000.00	$1,051.20	1.77%	$9.05
	Hypothetical	$1,000.00	$1,016.11	1.77%	$8.90

Class C	Actual	$1,000.00	$1,051.10	1.77%	$9.05
	Hypothetical	$1,000.00	$1,016.11	1.77%	$8.90

Class R	Actual	$1,000.00	$1,053.70	1.27%	$6.50
	Hypothetical	$1,000.00	$1,018.60	1.27%	$6.39

Class Z	Actual	$1,000.00	$1,056.20	0.77%	$3.95
	Hypothetical	$1,000.00	$1,021.09	0.77%	$3.88

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2013, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2013 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of March 31, 2013 (Unaudited)

Shares	Description	Value (Note 1)
LONG-TERM INVESTMENTS 100.1%
COMMON STOCKS

Aerospace & Defense 5.9%
450,502	Boeing Co. (The)	$38,675,597
220,231	Precision Castparts Corp.	41,760,202
640,578	Rolls-Royce Holdings PLC (United Kingdom)	10,998,634
366,616	United Technologies Corp.	34,252,933

		125,687,366

Beverages 1.2%
835,520	Diageo PLC (United Kingdom)	26,342,881

Biotechnology 8.1%
350,221	Alexion Pharmaceuticals, Inc.*	32,269,363
247,227	Biogen Idec, Inc.*	47,692,560
189,281	Celgene Corp.*	21,939,561
836,458	Gilead Sciences, Inc.*	40,927,890
567,431	Vertex Pharmaceuticals, Inc.*	31,197,356

		174,026,730

Capital Markets 2.7%
197,241	Goldman Sachs Group, Inc. (The)	29,024,013
1,322,780	Morgan Stanley	29,074,705

		58,098,718

Chemicals 2.3%
473,862	Monsanto Co.	50,054,043

Communications Equipment 0.5%
159,753	QUALCOMM, Inc.	10,695,463

Computers & Peripherals 4.7%
170,771	Apple, Inc.	75,588,368
1,011,107	EMC Corp.*	24,155,346

		99,743,714

Electrical Equipment 0.6%
101,794	Roper Industries, Inc.(a)	12,959,394

Energy Equipment & Services 1.9%
242,267	FMC Technologies, Inc.*	13,176,902
363,220	Schlumberger Ltd.	27,201,546

		40,378,448

See Notes to Financial Statements.

Prudential Jennison Growth Fund	7

Portfolio of Investments

as of March 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Food & Staples Retailing 3.4%
407,026	Costco Wholesale Corp.	$43,189,529
333,070	Whole Foods Market, Inc.	28,893,822

		72,083,351

Food Products 1.1%
796,123	Mondelez International, Inc. (Class A Stock)	24,369,325

Healthcare Equipment & Supplies 1.6%
632,063	Abbott Laboratories	22,324,465
22,963	Intuitive Surgical, Inc.*	11,279,196

		33,603,661

Healthcare Providers & Services 2.2%
468,621	Express Scripts Holding Co.*	27,016,000
351,161	UnitedHealth Group, Inc.	20,089,921

		47,105,921

Hotels, Restaurants & Leisure 4.4%
72,414	Chipotle Mexican Grill, Inc.*	23,597,550
629,623	Dunkin’ Brands Group, Inc.	23,220,497
354,970	Starbucks Corp.	20,219,091
369,301	Yum! Brands, Inc.	26,567,514

		93,604,652

Internet & Catalog Retail 4.9%
233,518	Amazon.com, Inc.*	62,230,212
61,543	priceline.com, Inc.*	42,337,276

		104,567,488

Internet Software & Services 9.0%
507,054	eBay, Inc.*	27,492,468
819,463	Facebook, Inc. (Class A Stock)*	20,961,863
108,254	Google, Inc. (Class A Stock)*	85,956,924
243,145	LinkedIn Corp. (Class A Stock)*(a)	42,808,109
276,561	Rackspace Hosting, Inc.*(a)	13,960,799
28,397	Youku Tudou, Inc. (China), ADR*(a)	476,218

		191,656,381

IT Services 7.9%
163,460	International Business Machines Corp.	34,866,018

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

IT Services (cont’d.)
143,276	MasterCard, Inc. (Class A Stock)	$77,530,942
180,833	Teradata Corp.*	10,580,539
266,145	Visa, Inc. (Class A Stock)(a)	45,202,066

		168,179,565

Life Sciences Tools & Services 0.8%
329,667	Illumina, Inc.*(a)	17,802,018

Media 2.1%
132,957	Discovery Communications, Inc. (Class A Stock)*	10,469,034
604,673	Walt Disney Co. (The)	34,345,427

		44,814,461

Oil, Gas & Consumable Fuels 2.3%
278,377	Concho Resources, Inc.*	27,122,271
167,094	EOG Resources, Inc.	21,399,729

		48,522,000

Personal Products 1.6%
548,998	Estee Lauder Cos., Inc. (The) (Class A Stock)	35,152,342

Pharmaceuticals 6.9%
386,909	Allergan, Inc.	43,190,652
478,297	Bristol-Myers Squibb Co.	19,701,053
233,128	Novo Nordisk A/S (Denmark), ADR	37,650,172
150,161	Perrigo Co.	17,828,616
325,675	Shire PLC (Ireland), ADR	29,753,668

		148,124,161

Real Estate Investment Trusts 0.8%
221,813	American Tower Corp.	17,061,856

Road & Rail 3.5%
146,475	Canadian Pacific Railway Ltd. (Canada)	19,110,593
184,822	Kansas City Southern	20,496,760
255,684	Union Pacific Corp.	36,411,958

		76,019,311

Semiconductors & Semiconductor Equipment 2.8%
518,195	ARM Holdings PLC (United Kingdom), ADR(a)	21,955,922
486,510	Avago Technologies Ltd.	17,475,439

See Notes to Financial Statements.

Prudential Jennison Growth Fund	9

Portfolio of Investments

as of March 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment (cont’d.)
590,589	Broadcom Corp. (Class A Stock)	$20,475,721

		59,907,082

Software 6.7%
432,601	Intuit, Inc.(a)	28,400,256
538,784	Red Hat, Inc.*	27,240,919
196,450	Salesforce.com, Inc.*(a)	35,131,153
303,888	Splunk, Inc.*	12,164,637
347,379	VMware, Inc. (Class A Stock)*	27,401,255
216,424	Workday, Inc. (Class A Stock)*(a)	13,338,211

		143,676,431

Specialty Retail 3.9%
302,459	Inditex SA (Spain)	40,089,038
935,522	TJX Cos., Inc.	43,735,654

		83,824,692

Textiles, Apparel & Luxury Goods 5.7%
272,537	Lululemon Athletica, Inc.*(a)	16,992,682
501,284	Luxottica Group SpA (Italy)	25,131,028
776,053	NIKE, Inc. (Class B Stock)	45,794,887
200,606	Ralph Lauren Corp.	33,964,602

		121,883,199

Wireless Telecommunication Services 0.6%
185,431	Crown Castle International Corp.*	12,913,415

	Total long-term investments (cost $1,421,459,434)	2,142,858,069

SHORT-TERM INVESTMENT 7.1%

Affiliated Money Market Mutual Fund
151,427,829	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $151,427,829; includes $143,922,067 of cash collateral received for securities on loan) (Note 3)(b)(c)	151,427,829

	Total Investments 107.2% (cost $1,572,887,263; Note 5)	2,294,285,898
	Liabilities in excess of other assets (7.2%)	(154,919,000)

	Net Assets 100.0%	$2,139,366,898

See Notes to Financial Statements.

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The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $141,807,487; cash collateral of $143,922,067 (included in liabilities) was received with which the Series purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Series remained in compliance.
(b)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,142,858,069	$—	$—
Affiliated Money Market Mutual Fund	151,427,829	—	—

Total	$2,294,285,898	$—	$—

See Notes to Financial Statements.

Prudential Jennison Growth Fund	11

Portfolio of Investments

as of March 31, 2013 (Unaudited) continued

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2013 were as follows:

Internet Software & Services	9.0%
Biotechnology	8.1
IT Services	7.9
Affiliated Money Market Mutual Fund (including 6.7% of collateral received for securities on loan)	7.1
Pharmaceuticals	6.9
Software	6.7
Aerospace & Defense	5.9
Textiles, Apparel & Luxury Goods	5.7
Internet & Catalog Retail	4.9
Computers & Peripherals	4.7
Hotels, Restaurants & Leisure	4.4
Specialty Retail	3.9
Road & Rail	3.5
Food & Staples Retailing	3.4
Semiconductors & Semiconductor Equipment	2.8
Capital Markets	2.7
Chemicals	2.3%
Oil, Gas & Consumable Fuels	2.3
Healthcare Providers & Services	2.2
Media	2.1
Energy Equipment & Services	1.9
Personal Products	1.6
Healthcare Equipment & Supplies	1.6
Beverages	1.2
Food Products	1.1
Life Sciences Tools & Services	0.8
Real Estate Investment Trusts	0.8
Electrical Equipment	0.6
Wireless Telecommunication Services	0.6
Communications Equipment	0.5

107.2
Liabilities in excess of other assets	(7.2)

100.0%

See Notes to Financial Statements.

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PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

(UNAUDITED)

SEMIANNUAL REPORT • MARCH 31, 2013

Prudential Jennison Growth Fund

Statement of Assets and Liabilities

as of March 31, 2013 (Unaudited)

Assets
Investments at value, including securities on loan of $141,807,487:
Unaffiliated investments (cost $1,421,459,434)	$2,142,858,069
Affiliated investments (cost $151,427,829)	151,427,829
Cash	173,462
Receivable for Series shares sold	2,066,630
Dividends receivable	1,585,048
Receivable for investments sold	1,505,608
Foreign tax reclaim receivable	197,475
Prepaid expenses	15,833

Total assets	2,299,829,954

Liabilities
Payable to broker for collateral for securities on loan	143,922,067
Payable for Series shares reacquired	7,965,922
Payable for investments purchased	6,158,359
Management fee payable	1,042,850
Accrued expenses	801,488
Distribution fee payable	328,908
Affiliated transfer agent fee payable	243,462

Total liabilities	160,463,056

Net Assets	$2,139,366,898

Net assets were comprised of:
Common stock, at par	$94,552
Paid-in capital in excess of par	1,473,942,421

1,474,036,973
Undistributed net investment income	1,710,118
Accumulated net realized loss on investment and foreign currency transactions	(57,774,348)
Net unrealized appreciation on investments and foreign currencies	721,394,155

Net assets, March 31, 2013	$2,139,366,898

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($949,656,902 ÷ 42,563,184 shares of common stock issued and outstanding)	$22.31
Maximum sales charge (5.50% of offering price)	1.30

Maximum offering price to public	$23.61

Class B
Net asset value, offering price and redemption price per share ($27,777,464 ÷ 1,424,596 shares of common stock issued and outstanding)	$19.50

Class C
Net asset value, offering price and redemption price per share ($59,013,384 ÷ 3,021,787 shares of common stock issued and outstanding)	$19.53

Class R
Net asset value, offering price and redemption price per share ($38,213,280 ÷ 1,873,652 shares of common stock issued and outstanding)	$20.40

Class Z
Net asset value, offering price and redemption price per share ($1,064,705,868 ÷ 45,668,802 shares of common stock issued and outstanding)	$23.31

See Notes to Financial Statements.

Prudential Jennison Growth Fund	15

Statement of Operations

Six Months Ended March 31, 2013 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $175,280)	$12,649,170
Affiliated income from securities loaned, net	84,820
Affiliated dividend income	16,200

Total income	12,750,190

Expenses
Management fee	5,844,349
Distribution fee—Class A	1,350,747
Distribution fee—Class B	144,317
Distribution fee—Class C	285,281
Distribution fee—Class R	89,424
Transfer agent’s fees and expenses (including affiliated expense of $425,100)	1,643,000
Custodian’s fees and expenses	128,000
Reports to shareholders	70,000
Registration fees	36,000
Directors’ fees	27,000
Insurance	24,000
Legal fees and expenses	17,000
Audit fee	11,000
Loan interest expense (Note 7)	41
Miscellaneous	15,367

Total expenses	9,685,526

Net investment income	3,064,664

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	126,070,911
Foreign currency transactions	(25,342)

126,045,569

Net change in unrealized appreciation (depreciation) on:
Investments	(16,911,815)
Foreign currencies	(148)

(16,911,963)

Net gain on investment and foreign currency transactions	109,133,606

Net Increase In Net Assets Resulting From Operations	$112,198,270

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2013	Year Ended September 30, 2012
Increase (Decrease) In Net Assets
Operations
Net investment income (loss)	$3,064,664	$(1,183,750)
Net realized gain on investment and foreign currency transactions	126,045,569	87,387,406
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(16,911,963)	359,929,202

Net increase in net assets resulting from operations	112,198,270	446,132,858

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	233,284,537	749,347,574
Cost of shares reacquired	(217,993,970)	(894,562,661)

Net increase (decrease) in net assets from Series share transactions	15,290,567	(145,215,087)

Total increase	127,488,837	300,917,771

Net Assets:
Beginning of period	2,011,878,061	1,710,960,290

End of period(a)	$2,139,366,898	$2,011,878,061

(a) Includes undistributed net investment income of:	$1,710,118	$—

See Notes to Financial Statements.

Prudential Jennison Growth Fund	17

Notes to Financial Statements

(Unaudited)

The Prudential Investment Portfolios, Inc. (the “Company”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Company consists of six series: Prudential Jennison Growth Fund (the “Series”), Prudential Jennison Equity Opportunity Fund and Prudential Asset Allocation Fund which are diversified funds and Prudential Growth Allocation Fund, Prudential Moderate Allocation Fund and Prudential Conservative Allocation Fund which are non-diversified funds. These financial statements relate to Prudential Jennison Growth Fund. The financial statements of the other series are not presented herein.

The Series’ investment objective is to achieve long-term growth of capital.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Series in the preparation of the financial statements.

Securities Valuation: The Series holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Series’ securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Series to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Series’ investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Portfolio of Investments. The valuation

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methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Series’ normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer

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Notes to Financial Statements

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quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

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Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Securities Lending: The Series may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid

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Notes to Financial Statements

(Unaudited) continued

short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the Series securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities using the collateral in the open market. The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Series also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

REITs: The Series invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual sources of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual. The Company’s expenses are allocated to the respective portfolios on the basis of relative net assets except for expenses that are charged directly at the portfolio or class level.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Series expects to pay dividends from net investment income and distributions from net realized capital gains, if any, at least annually.

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Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Series in the Company is treated as a separate taxpaying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those amounts.

Note 2. Agreements

The Company has a management agreement for the Series with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Series. In connection therewith, Jennison is obligated to keep certain books and records of the Series. PI pays for the services of Jennison, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .60% of the Series’ average daily net assets up to $300 million, .575% of the next $2.7 billion and .55% of the Series’ average daily net assets in excess of $3 billion. The effective management fee rate was .58% of the Series’ average daily net assets for the six months ended March 31, 2013.

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Notes to Financial Statements

(Unaudited) continued

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Series.

Pursuant to the Class A, B, C and R Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, 1% and .75%, of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS contractually agreed to limit such fees to .50% of the average daily net assets of the Class R shares through January 31, 2014.

PIMS has advised the Series that it has received $111,059 in front-end sales charges resulting from sales of Class A shares, during the six months ended March 31, 2013. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended March 31, 2013, it received $296, $21,677 and $2,146 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Series’ security lending agent. For the six months ended March 31, 2013, PIM has been compensated approximately $25,300 for these services.

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The Series invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended March 31, 2013, were $545,245,486 and $515,174,053, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of March 31, 2013 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$1,581,386,988	$721,511,145	$(8,612,235)	$712,898,910

The difference between book basis and tax basis was primarily attributed to deferred losses on wash sales as of the most recent fiscal year end.

Under the Regulated Investment Company Modernization Act of 2010 (“the Act”), the Series is permitted to carryforward capital losses incurred in the fiscal year ended September 30, 2012 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before September 30, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. The Series utilized approximately $63,431,000 of its pre-enactment losses to offset net taxable gains realized in the fiscal year ended September 30, 2012. Additionally, approximately $4,759,000 of its capital loss carryforward was written off unused due to expiration. No capital gains distributions are expected to be paid to shareholders

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Notes to Financial Statements

(Unaudited) continued

until net gains have been realized in excess of such losses. As of September 30, 2012, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$0

Pre-Enactment Losses:
Expiring 2017	$166,085,000

The Series elected to treat post-October capital losses of approximately $9,236,000 and certain late-year ordinary income losses of approximately $1,355,000 as having been incurred in the following fiscal year (September 30, 2013).

Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. The Series’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Series offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for purchases by certain retirement or benefits plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of common stock.

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The Company is authorized to issue 6.25 billion shares of common stock at $.001 par value per shares. There are 1.25 billion shares authorized for the Series equally divided into six classes, designated Class A, Class B, Class C, Class I, Class R and Class Z shares. The Series currently does not have any Class I shares outstanding. As of March 31, 2013, PI did not own any shares of the Series.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended March 31, 2013:
Shares sold	3,735,486	$78,951,435
Shares reacquired	(4,145,841)	(87,799,687)

Net increase (decrease) in shares outstanding before conversion	(410,355)	(8,848,252)
Shares issued upon conversion from Class B, C and Z	268,174	5,728,898
Shares reacquired upon conversion into Class Z	(63,941)	(1,361,636)

Net increase (decrease) in shares outstanding	(206,122)	$(4,480,990)

Year ended September 30, 2012:
Shares sold	8,092,983	$159,932,188
Shares reacquired	(13,447,702)	(268,535,252)

Net increase (decrease) in shares outstanding before conversion	(5,354,719)	(108,603,064)
Shares issued upon conversion from Class B and Z	471,252	9,470,944
Shares reacquired upon conversion into Class Z	(58,705)	(1,183,437)

Net increase (decrease) in shares outstanding	(4,942,172)	$(100,315,557)

Class B
Six months ended March 31, 2013:
Shares sold	89,382	$1,657,533
Shares reacquired	(89,065)	(1,649,168)

Net increase (decrease) in shares outstanding before conversion	317	8,365
Shares reacquired upon conversion into Class A	(198,656)	(3,733,743)

Net increase (decrease) in shares outstanding	(198,339)	$(3,725,378)

Year ended September 30, 2012:
Shares sold	217,933	$3,813,535
Shares reacquired	(214,775)	(3,747,420)

Net increase (decrease) in shares outstanding before conversion	3,158	66,115
Shares reacquired upon conversion into Class A	(470,028)	(8,329,604)

Net increase (decrease) in shares outstanding	(466,870)	$(8,263,489)

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Notes to Financial Statements

(Unaudited) continued

Class C	Shares	Amount
Six months ended March 31, 2013:
Shares sold	152,971	$2,863,733
Shares reacquired	(269,754)	(4,989,664)

Net increase (decrease) in shares outstanding before conversion	(116,783)	(2,125,931)
Shares reacquired upon conversion into Class A and Z	(6,251)	(116,779)

Net increase (decrease) in shares outstanding	(123,034)	$(2,242,710)

Year ended September 30, 2012:
Shares sold	505,026	$8,782,210
Shares reacquired	(475,303)	(8,271,017)

Net increase (decrease) in shares outstanding before conversion	29,723	511,193
Shares reacquired upon conversion into Class Z	(7,778)	(141,701)

Net increase (decrease) in shares outstanding	21,945	$369,492

Class R
Six months ended March 31, 2013:
Shares sold	393,836	$7,619,466
Shares reacquired	(291,464)	(5,649,126)

Net increase (decrease) in shares outstanding	102,372	$1,970,340

Year ended September 30, 2012:
Shares sold	1,223,386	$22,944,834
Shares reacquired	(990,935)	(17,375,125)

Net increase (decrease) in shares outstanding	232,451	$5,569,709

Class Z
Six months ended March 31, 2013:
Shares sold	6,405,354	$142,192,370
Shares reacquired	(5,303,318)	(117,906,325)

Net increase (decrease) in shares outstanding before conversion	1,102,036	24,286,045
Shares issued upon conversion from Class A and C	66,370	1,475,893
Shares reacquired upon conversion into Class A	(90,303)	(1,992,633)

Net increase (decrease) in shares outstanding	1,078,103	$23,769,305

Year ended September 30, 2012:
Shares sold	26,895,885	$553,874,807
Shares reacquired	(28,109,825)	(596,633,847)

Net increase (decrease) in shares outstanding before conversion	(1,213,940)	(42,759,040)
Shares issued upon conversion from Class A and C	62,895	1,325,138
Shares reacquired upon conversion into Class A	(55,409)	(1,141,340)

Net increase (decrease) in shares outstanding	(1,206,454)	$(42,575,242)

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Note 7. Borrowings

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 15, 2012 through November 14, 2013. The Funds pay an annualized commitment fee of 0.08% on the unused portion of the SCA. Prior to November 15, 2012, the Funds had another SCA with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Series utilized the SCA during the six months ended March 31, 2013. The average daily balance for the 2 days the Series had loans outstanding during the period was approximately $511,000, borrowed at a weighted average interest rate of 1.45%. At March 31, 2013, the Series did not have an outstanding loan amount.

Note 8. New Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 regarding “Disclosures about Offsetting Assets and Liabilities.” The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not yet been determined.

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Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended March 31,		Year Ended September 30,
	2013		2012	2011	2010	2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$21.16		$16.88	$16.20	$14.84	$14.43	$18.22
Income (loss) from investment operations:
Net investment income (loss)	.02		(.04)	(.05)	(.03)	.01	(.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.13		4.32	.73	1.37	.41	(3.78)
Total from investment operations	1.15		4.28	.68	1.34	.42	(3.79)
Less Dividends and Distributions:
Dividends from net investment income	-		-	-	-	(.01)	-	(b)
Tax return of capital distributions	-		-	-	-	- (b)	-
Total dividends and distributions	-		-	-	-	(.01)	-	(b)
Capital Contributions(f):	-		-	-	.02	-	-
Net asset value, end of period	$22.31		$21.16	$16.88	$16.20	$14.84	$14.43
Total Return(c):	5.43%		25.36%	4.20%	9.16%	2.95%	(20.78)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$949,657		$904,802	$805,293	$833,584	$979,671	$1,081,148
Average net assets (000)	$903,065		$916,595	$904,612	$946,738	$837,882	$1,374,025
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.07%	(g)	1.06%	1.08%	1.11%	1.13%	1.08%	(e)
Expenses, excluding distribution and service (12b-1) fees	.77%	(g)	.76%	.78%	.81%	.83%	.80%
Net investment income (loss)	.19%	(g)	(.18)%	(.27)%	(.18)%	.10%	(.04)%
Portfolio turnover rate	26%	(h)	44%	63%	73%	74%	83%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Series invests.

(e) The distributor of the Series had contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares through January 31, 2008.

(f) The Series received payments related to a former affiliate’s and to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Series shares during the fiscal year ended September 30, 2010. The Series was not involved in the proceedings or in the calculation of the amount of settlement.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

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Class B Shares
	Six Months Ended March 31,		Year Ended September 30,
	2013		2012	2011	2010	2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$18.55		$14.90	$14.41	$13.29	$13.00	$16.53
Income (loss) from investment operations:
Net investment loss	(.05)		(.15)	(.16)	(.12)	(.06)	(.12)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.00		3.80	.65	1.22	.35	(3.41)
Total from investment operations	.95		3.65	.49	1.10	.29	(3.53)
Capital Contributions(d):	-		-	-	.02	-	-
Net asset value, end of period	$19.50		$18.55	$14.90	$14.41	$13.29	$13.00
Total Return(b):	5.12%		24.50%	3.40%	8.43%	2.23%	(21.36)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$27,777		$30,110	$31,148	$42,581	$56,336	$85,641
Average net assets (000)	$28,946		$32,576	$41,009	$51,415	$57,781	$127,973
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.77%	(e)	1.76%	1.78%	1.81%	1.83%	1.80%
Expenses, excluding distribution and service (12b-1) fees	.77%	(e)	.76%	.78%	.81%	.83%	.80%
Net investment loss	(.49)%	(e)	(.88)%	(.97)%	(.87)%	(.57)%	(.75)%
Portfolio turnover rate	26%	(f)	44%	63%	73%	74%	83%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Series invests.

(d) The Series received payments related to a former affiliate’s and to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Series shares during the fiscal year ended September 30, 2010. The Series was not involved in the proceedings or in the calculation of the amount of settlement.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

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Financial Highlights

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Class C Shares
	Six Months Ended March 31,		Year Ended September 30,
	2013		2012	2011	2010	2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$18.58		$14.93	$14.43	$13.29	$13.00	$16.53
Income (loss) from investment operations:
Net investment loss	(.05)		(.15)	(.16)	(.13)	(.07)	(.12)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.00		3.80	.66	1.25	.36	(3.41)
Total from investment operations	.95		3.65	.50	1.12	.29	(3.53)
Capital Contributions(d):	-		-	-	.02	-	-
Net asset value, end of period	$19.53		$18.58	$14.93	$14.43	$13.29	$13.00
Total Return(b):	5.11%		24.45%	3.47%	8.58%	2.23%	(21.36)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$59,013		$58,437	$46,623	$66,240	$54,710	$56,527
Average net assets (000)	$57,219		$55,226	$63,040	$64,722	$46,097	$70,987
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.77%	(e)	1.76%	1.78%	1.81%	1.83%	1.80%
Expenses, excluding distribution and service (12b-1) fees	.77%	(e)	.76%	.78%	.81%	.83%	.80%
Net investment loss	(.51)%	(e)	(.88)%	(.98)%	(.88)%	(.60)%	(.76)%
Portfolio turnover rate	26%	(f)	44%	63%	73%	74%	83%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Series invests.

(d) The Series received payments related to a former affiliate’s and to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Series shares during the fiscal year ended September 30, 2010. The Series was not involved in the proceedings or in the calculation of the amount of settlement.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

32	Visit our website at www.prudentialfunds.com

Class R Shares
	Six Months Ended March 31,		Year Ended September 30,
	2013		2012	2011	2010	2009		2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$19.36		$15.47	$14.87	$13.65	$13.29		$16.80
Income (loss) from investment operations:
Net investment loss	-	(b)	(.07)	(.08)	(.06)	(.01)		(.04)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.04		3.96	.68	1.26	.37		(3.47)
Total from investment operations	1.04		3.89	.60	1.20	.36		(3.51)
Less Dividends and Distributions:
Dividends from net investment income	-		-	-	-	-	(b)	-
Tax return of capital distributions			-	-	-	-	(b)	-
Total dividends and distributions	-		-	-	-	-	(b)	-
Capital Contributions(f):	-		-	-	.02	-		-
Net asset value, end of period	$20.40		$19.36	$15.47	$14.87	$13.65		$13.29
Total Return(c):	5.37%		25.15%	4.03%	8.94%	2.73%		(20.89)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$38,213		$34,287	$23,811	$8,977	$5,784		$3,067
Average net assets (000)	$35,872		$27,346	$17,091	$7,777	$3,608		$3,165
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	1.27%	(g)	1.26%	1.28%	1.31%	1.33%		1.30%
Expenses, excluding distribution and service (12b-1) fees	.77%	(g)	.76%	.78%	.81%	.83%		.80%
Net investment loss	(.01)%	(g)	(.38)%	(.45)%	(.38)%	(.12)%		(.26)%
Portfolio turnover rate	26%	(h)	44%	63%	73%	74%		83%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Series invests.

(e) The distributor of the Series has contractually agreed to limit its distribution and service (12b-1) fees to ..50% of the average daily net assets of the Class R shares through January 31, 2014.

(f) The Series received payments related to a former affiliate’s and to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Series shares during the fiscal year ended September 30, 2010. The Series was not involved in the proceedings or in the calculation of the amount of settlement.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Growth Fund	33

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended March 31,		Year Ended September 30,
	2013		2012	2011		2010	2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$22.07		$17.56	$16.80		$15.34	$14.91	$18.80
Income (loss) from investment operations:
Net investment income	.05		.02	-	(b)	.02	.05	.04
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.19		4.49	.76		1.42	.42	(3.89)
Total from investment operations	1.24		4.51	.76		1.44	.47	(3.85)
Less Dividends and Distributions:
Dividends from net investment income	-		-	-		-	(.04)	(.04)
Tax return of capital distributions	-		-	-		-	- (b)	-
Total dividends and distributions	-		-	-		-	(.04)	(.04)
Capital Contributions(e):	-		-	-		.02	-	-
Net asset value, end of period	$23.31		$22.07	$17.56		$16.80	$15.34	$14.91
Total Return(c):	5.62%		25.68%	4.52%		9.52%	3.20%	(20.51)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,064,706		$984,242	$804,085		$793,225	$682,104	$868,869
Average net assets (000)	$1,000,468		$1,103,837	$870,663		$736,912	$679,423	$1,026,959
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	.77%	(f)	.76%	.78%		.81%	.83%	.80%
Expenses, excluding distribution and service (12b-1) fees	.77%	(f)	.76%	.78%		.81%	.83%	.80%
Net investment income	.49%	(f)	.12%	.03%		.12%	.41%	.24%
Portfolio turnover rate	26%	(g)	44%	63%		73%	74%	83%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Series invests.

(e) The Series received payments related to a former affiliate’s and to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Series shares during the fiscal year ended September 30, 2010. The Series was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

34	Visit our website at www.prudentialfunds.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Bruce Karpati, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Jennison Growth Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q under the Prudential Investment Portfolios, Inc. name. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON GROWTH FUND

SHARE CLASS	A	B	C	R	Z
NASDAQ	PJFAX	PJFBX	PJFCX	PJGRX	PJFZX
CUSIP	74437E107	74437E206	74437E305	74437E651	74437E404

MF168E2    0244180-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL ASSET ALLOCATION FUNDS

SEMIANNUAL REPORT • MARCH 31, 2013

Fund Type

Balanced/Allocation

PRUDENTIAL CONSERVATIVE ALLOCATION FUND

PRUDENTIAL MODERATE ALLOCATION FUND

PRUDENTIAL GROWTH ALLOCATION FUND

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Funds’ portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2013, were not audited, and accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc., and its related entities, registered in many jurisdictions worldwide.

PRUDENTIAL ASSET ALLOCATION FUNDS

May 15, 2013

Dear Shareholder:

We hope you find the semiannual report for the Prudential Asset Allocation Funds informative and useful. The report covers performance for the six-month period that ended March 31, 2013.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Asset Allocation Funds

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates LLC, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Asset Allocation Funds	1

Your Fund’s Performance—Conservative Allocation Fund

(Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.60%; Class B, 2.30%; Class C, 2.30%; Class R, 2.05%; Class Z, 1.30%. Net operating expenses: Class A, 1.55%; Class B, 2.30%; Class C, 2.30%; Class R, 1.80%; Class Z, 1.30%, after contractual reduction through 1/31/2014. These figures include a weighted average of the net operating expenses of the underlying funds in which the Fund invests. Such expenses, annualized, amounted to 0.80% for each share class.

Cumulative Total Returns (Without Sales Charges) as of 3/31/13
	Six Months	One Year	Five Years	Since Inception
Class A	4.88%	7.03%	30.70%	63.44% (3/30/04)
Class B	4.51	6.27	25.80	52.64 (3/30/04)
Class C	4.43	6.18	25.79	52.64 (3/30/04)
Class R	4.74	6.74	28.98	32.52 (1/27/07)
Class Z	4.99	7.26	32.28	67.39 (3/30/04)
Conservative Customized Blend Index	4.87	7.77	27.39	—
Russell 1000® Index	11.10	14.43	34.79	—
S&P 500 Index	10.18	13.95	32.63	—
Lipper Mixed-Asset Target Allocation Conservative Funds Average	4.02	7.33	27.81	—

Average Annual Total Returns (With Sales Charges) as of 3/31/13
		One Year	Five Years	Since Inception
Class A		1.14%	4.31%	4.95% (3/30/04)
Class B		1.27	4.53	4.81 (3/30/04)
Class C		5.18	4.70	4.81 (3/30/04)
Class R		6.74	5.22	4.63 (1/27/07)
Class Z		7.26	5.76	5.89 (3/30/04)
Conservative Customized Blend Index		7.77	4.96	—
Russell 1000 Index		14.43	6.15	—
S&P 500 Index		13.95	5.81	—
Lipper Mixed-Asset Target Allocation Conservative Funds Average		7.33	4.98	—

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Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 5.50% and a 12b-1 fee of 0.30% annually. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. The Class A shares CDSC is waived for purchases by certain retirement or benefit plans. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class B shares are not subject to a front-end sales charge but are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are not subject to a front-end sales charge, but charge a CDSC of 1% for shares sold within 12 months from the date of purchase and an annual 12b-1 fee of 1%. Class R shares are not subject to front-end sales charges or CDSCs, but charge a 12b-1 fee of 0.75%. Class Z shares are not subject to front-end sales charges, CDSCs, or a 12b-1 fee. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

Conservative Customized Blend Index

The Conservative Customized Blend Index is a model portfolio consisting of the Russell 3000® Index (24%), the Morgan Stanley Capital International Europe, Australasia, and Far East Net Dividend (MSCI EAFE ND) Index (10%), the Barclays U.S. Aggregate Bond Index (29%), the BofA Merrill Lynch 1-3 Year Corporate Index (29%), the Standard & Poor’s (S&P) Developed BMI Property Net Index (5%), and the Citigroup 3-Month T-Bill Index (3%). See page 5 for the definitions of each component index. The Conservative Customized Blend Index does not reflect deductions for any sales charges or operating expenses of a mutual fund or taxes. The Conservative Customized Blend Index Closest Month-End to Inception cumulative total returns are 61.37% for Class A, Class B, Class C, and Class Z; and 31.64% for Class R. The Conservative Customized Blend Index Closest Month-End to Inception average annual total returns are 5.46% for Class A, Class B, Class C, and Class Z; and 4.50% for Class R.

Russell 1000 Index

The Russell 1000 Index is an unmanaged index that consists of the 1,000 largest securities in the Russell 3000 Index. Russell 1000 Index Closest Month-End to Inception cumulative total returns are 73.11% for Class A, Class B, Class C, and Class Z; and 29.05% for Class R. Russell 1000 Index Closest Month-End to Inception average annual total returns are 6.29% for Class A, Class B, Class C, and Class Z; and 4.17% for Class R.

S&P 500 Index

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed. S&P 500 Index Closest Month-End to Inception cumulative total returns are 67.79% for Class A, Class B, Class C, and Class Z; and 26.70% for Class R. S&P 500 Index Closest Month-End to Inception average annual total returns are 5.92% for Class A, Class B, Class C, and Class Z; and 3.86% for Class R.

Prudential Asset Allocation Funds	3

Your Fund’s Performance (continued)

Lipper Mixed-Asset Target Allocation Conservative Funds Average

Funds in the Lipper Mixed-Asset Target Allocation Conservative Funds Average maintain a mix of between 20% and 40% equity securities with the remainder in bonds, cash, and cash equivalents. Lipper Average Closest Month-End to Inception cumulative total returns are 51.79% for Class A, Class B, Class C, and Class Z; and 30.07% for Class R. Lipper Average Closest Month-End to Inception average annual total returns are 4.70% for Class A, Class B, Class C, and Class Z; and 4.24% for Class R.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

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Performance Target—Conservative Customized Blend

The Prudential Conservative Allocation Fund seeks to exceed a performance target—the Conservative Customized Blend Index—consisting of a weighted average return of six securities indexes that are generally considered representative of the asset classes in which the Fund may invest. The chart below shows both the total returns of these indexes for the six-month period ended March 31, 2013, and their weightings in the Conservative Customized Blend Index. Index returns do not reflect sales charges, a mutual fund’s operating expenses, or taxes, and investors cannot invest directly in an index. The Fund seeks to exceed this target by holding positions in specific Prudential mutual funds. In response to market developments, the Fund’s investment subadviser may vary its holdings in those funds (within specified ranges). Past performance is not indicative of future results.

Source: Lipper Inc.

The Barclays U.S. Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. Government and its agencies and by corporations with between one and 10 years remaining to maturity. It gives a broad look at how bond prices of short- and intermediate-term bonds have performed.

The BofA Merrill Lynch 1-3 Year Corporate Index is an unmanaged index consisting of fixed-rate, coupon-bearing corporate bonds with a maturity of one to three years and a rating of BBB/Baa3 and above.

The Citigroup 3-Month T-Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-month Treasury Bill issues.

The Morgan Stanley Capital International Europe, Australasia, and Far East Net Dividend Index (MSCI EAFE ND Index) is an unmanaged, weighted index that reflects stock price movements in Europe, Australasia, and the Far East. It gives a broad look at how foreign stock prices have performed.

The Russell 3000 Index is an unmanaged index which represents the U.S. equity market—it covers about 98% of all investable stocks in the U.S.

The Standard & Poor’s (S&P) Developed BMI Property Net Index is an unmanaged, broad market index of more than 400 companies from 21 countries, and is available for a wide range of regions (including ex-U.S.) as well as by country.

Investors cannot invest directly in an index or average.

Prudential Asset Allocation Funds	5

Your Fund’s Performance—Moderate Allocation Fund

(Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.72%; Class B, 2.42%; Class C, 2.42%; Class R, 2.17%; Class Z, 1.42%. Net operating expenses: Class A, 1.67%; Class B, 2.42%; Class C, 2.42%; Class R, 1.92%; Class Z, 1.42%, after contractual reduction through 1/31/2014. These figures include a weighted average of the net operating expenses of the underlying funds in which the Fund invests. Such expenses, annualized, amounted to 0.95% for each share class.

Cumulative Total Returns (Without Sales Charges) as of 3/31/13
	Six Months	One Year	Five Years	Since Inception
Class A	7.48%	8.93%	27.34%	67.75% (3/30/04)
Class B	7.17	8.19	22.71	56.73 (3/30/04)
Class C	7.09	8.11	22.62	56.62 (3/30/04)
Class R	7.33	8.60	25.80	25.46 (1/27/07)
Class Z	7.65	9.19	28.84	71.20 (3/30/04)
Moderate Customized Blend Index	7.46	10.28	27.19	—
Russell 1000 Index	11.10	14.43	34.79	—
S&P 500 Index	10.18	13.95	32.63	—
Lipper Mixed-Asset Target Allocation Moderate Funds Average*	6.43	9.11	26.50	—
Lipper Mixed-Asset Target Allocation Growth Funds Average	7.74	9.95	24.88	—

*The Fund is compared to the Lipper Mixed-Asset Target Allocation Moderate Performance Universe, although Lipper classifies the Fund in the Lipper Mixed-Asset Target Growth Funds Performance Universe. The Lipper Mixed-Asset Target Allocation Moderate Performance Universe is utilized because the Fund’s manager believes that the funds included in this Universe provide a more appropriate basis for Fund performance comparisons.

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Average Annual Total Returns (With Sales Charges) as of 3/31/13
	One Year	Five Years	Since Inception
Class A	2.93%	3.77%	5.25% (3/30/04)
Class B	3.19	4.01	5.12 (3/30/04)
Class C	7.11	4.16	5.11 (3/30/04)
Class R	8.60	4.70	3.72 (1/27/07)
Class Z	9.19	5.20	6.15 (3/30/04)
Moderate Customized Blend Index	10.28	4.93	—
Russell 1000 Index	14.43	6.15	—
S&P 500 Index	13.95	5.81	—
Lipper Mixed-Asset Target Allocation Moderate Funds Average*	9.11	4.77	—
Lipper Mixed-Asset Target Allocation Growth Funds Average	9.95	4.50	—

*The Fund is compared to the Lipper Mixed-Asset Target Allocation Moderate Performance Universe, although Lipper classifies the Fund in the Lipper Mixed-Asset Target Growth Funds Performance Universe. The Lipper Mixed-Asset Target Allocation Moderate Performance Universe is utilized because the Fund’s manager believes that the funds included in this Universe provide a more appropriate basis for Fund performance comparisons.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 5.50% and a 12b-1 fee of 0.30% annually. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. The Class A shares CDSC is waived for purchases by certain retirement or benefit plans. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class B shares are not subject to a front-end sales charge but are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are not subject to a front-end sales charge, but charge a CDSC of 1% for shares sold within 12 months from the date of purchase and an annual 12b-1 fee of 1%. Class R shares are not subject to front-end sales charges or CDSCs, but charge a 12b-1 fee of 0.75%. Class Z shares are not subject to front-end sales charges, CDSCs, or a 12b-1 fee. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Prudential Asset Allocation Funds	7

Your Fund’s Performance (continued)

Benchmark Definitions

Moderate Customized Blend Index

The Moderate Customized Blend Index is a model portfolio consisting of the Russell 3000 Index (43%), the Morgan Stanley Capital International Europe, Australasia, and Far East Net Dividend (MSCI EAFE ND) Index (15%), the Barclays U.S. Aggregate Bond Index (19%), the BofA Merrill Lynch 1-3 Year Corporate Index (14%), the Standard & Poor’s (S&P) Developed BMI Property Net Index (5%), and the Citigroup 3-Month T-Bill Index (4%). See page 9 for the definitions of each component index. The Moderate Customized Blend Index does not reflect deductions for any sales charges or operating expenses of a mutual fund or taxes. The Moderate Customized Blend Index Closest Month-End to Inception cumulative total returns are 67.00% for Class A, Class B, Class C, and Class Z; and 27.82% for Class R. The Moderate Customized Blend Index Closest Month-End to Inception average annual total returns are 5.86% for Class A, Class B, Class C, and Class Z; and 4.01% for Class R.

Russell 1000 Index

The Russell 1000 Index is an unmanaged index that consists of the 1,000 largest securities in the Russell 3000 Index. Russell 1000 Index Closest Month-End to Inception cumulative total returns are 73.11% for Class A, Class B, Class C, and Class Z; and 29.05% for Class R. Russell 1000 Index Closest Month-End to Inception average annual total returns are 6.29% for Class A, Class B, Class C, and Class Z; and 4.17% for Class R.

S&P 500 Index

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed. S&P 500 Index Closest Month-End to Inception cumulative total returns are 67.79% for Class A, Class B, Class C, and Class Z; and 26.70% for Class R. S&P 500 Index Closest Month-End to Inception average annual total returns are 5.92% for Class A, Class B, Class C, and Class Z; and 3.86% for Class R.

Lipper Mixed-Asset Target Allocation Moderate Funds Average

The Lipper Average is based on the average return of all mutual funds in the Lipper Mixed-Asset Target Allocation Moderate Funds. Lipper Average Closest Month-End to Inception cumulative total returns are 58.44% for Class A, Class B, Class C, and Class Z; and 25.98% for Class R. Lipper Average Closest Month-End to Inception average annual total returns are 5.20% for Class A, Class B, Class C, and Class Z; and 3.77% for Class R.

Lipper Mixed-Asset Target Allocation Growth Funds Average

The Lipper Average represents returns based on the average return of all funds in the Lipper Mixed-Asset Target Allocation Growth Funds category. Funds in the Lipper Average have a primary objective to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock:bond ratio is around 60%:40%. Lipper Average Closest Month-End to Inception cumulative total returns are 59.57% for Class A, Class B, Class C, and Class Z; and 24.07% for Class R. Lipper Average Closest Month-End to Inception average annual total returns are 5.28% for Class A, Class B, Class C, and Class Z; and 3.46% for Class R.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

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Performance Target—Moderate Customized Blend

The Prudential Moderate Allocation Fund seeks to exceed a performance target—the Moderate Customized Blend Index—consisting of a weighted average return of six securities indexes that are generally considered representative of the asset classes in which the Fund may invest. The chart below shows both the total returns of these indexes for the six-month period ended March 31, 2013, and their weightings in the Moderate Customized Blend Index. Index returns do not reflect sales charges, a mutual fund’s operating expenses, or taxes, and investors cannot invest directly in an index. The Fund seeks to exceed this target by holding positions in specific Prudential mutual funds. In response to market developments, the Fund’s investment subadviser may vary its holdings in those funds (within specified ranges). Past performance is not indicative of future results.

Source: Lipper Inc.

The Barclays U.S. Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. Government and its agencies and by corporations with between one and 10 years remaining to maturity. It gives a broad look at how bond prices of short- and intermediate-term bonds have performed.

The BofA Merrill Lynch 1-3 Year Corporate Index is an unmanaged index consisting of fixed-rate, coupon-bearing corporate bonds with a maturity of one to three years and a rating of BBB/Baa3 and above.

The Citigroup 3-Month T-Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-month Treasury Bill issues.

The Morgan Stanley Capital International Europe, Australasia, and Far East Net Dividend Index (MSCI EAFE ND Index) is an unmanaged, weighted index that reflects stock price movements in Europe, Australasia, and the Far East. It gives a broad look at how foreign stock prices have performed.

The Russell 3000 Index is an unmanaged index which represents the U.S. equity market—it covers about 98% of all investable stocks in the U.S.

The Standard & Poor’s (S&P) Developed BMI Property Net Index is an unmanaged, broad market index of more than 400 companies from 21 countries, and is available for a wide range of regions (including ex-U.S.) as well as by country.

Investors cannot invest directly in an index or average.

Prudential Asset Allocation Funds	9

Your Fund’s Performance—Growth Allocation Fund

(Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 2.05%; Class B, 2.75%; Class C, 2.75%; Class R, 2.50%; Class Z, 1.75%. Net operating expenses: Class A, 1.86%; Class B, 2.61%; Class C, 2.61%; Class R, 2.11%; Class Z, 1.61%, after contractual reduction through 1/31/2014. These figures include a weighted average of the net operating expenses of the underlying funds in which the Fund invests. Such expenses, annualized, amounted to 1.11% for each share class.

Cumulative Total Returns (Without Sales Charges) as of 3/31/13
	Six Months	One Year	Five Years	Since Inception
Class A	10.10%	10.51%	21.54%	67.00% (3/30/04)
Class B	9.71	9.71	17.07	56.27 (3/30/04)
Class C	9.70	9.70	17.06	56.38 (3/30/04)
Class R	10.00	10.25	20.15	15.97 (1/27/07)
Class Z	10.25	10.81	23.08	70.82 (3/30/04)
Growth Customized Blend Index	10.13	12.62	23.88	—
Russell 1000 Index	11.10	14.43	34.79	—
S&P 500 Index	10.18	13.95	32.63	—
Lipper Multi-Cap Core Funds Average	12.10	13.09	29.96	—

Average Annual Total Returns (With Sales Charges) as of 3/31/13
		One Year	Five Years	Since Inception
Class A		4.43%	2.81%	5.20% (3/30/04)
Class B		4.71	3.03	5.08 (3/30/04)
Class C		8.70	3.20	5.09 (3/30/04)
Class R		10.25	3.74	2.41 (1/27/07)
Class Z		10.81	4.24	6.13 (3/30/04)
Growth Customized Blend Index		12.62	4.38	—
Russell 1000 Index		14.43	6.15	—
S&P 500 Index		13.95	5.81	—
Lipper Multi-Cap Core Funds Average		13.09	5.27	—

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Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 5.50% and a 12b-1 fee of 0.30% annually. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. The Class A shares CDSC is waived for purchases by certain retirement or benefit plans. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class B shares are not subject to a front-end sales charge but are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are not subject to a front-end sales charge, but charge a CDSC of 1% for shares sold within 12 months from the date of purchase and an annual 12b-1 fee of 1%. Class R shares are not subject to front-end sales charges or CDSCs, but charge a 12b-1 fee of 0.75%. Class Z shares are not subject to front-end sales charges, CDSCs, or a 12b-1 fee. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

Growth Customized Blend Index

The Growth Customized Blend Index is a model portfolio consisting of the Russell 3000 Index (58%), the Morgan Stanley Capital International Europe, Australasia, and Far East Net Dividend (MSCI EAFE ND) Index (24%), the Barclays U.S. Aggregate Bond Index (8%), the Standard & Poor’s (S&P) Developed BMI Property Net Index (5%) and the Citigroup 3-Month T-Bill Index (5%). See page 13 for the definitions of each component index. The Growth Customized Blend Index does not reflect deductions for any sales charges or operating expenses of a mutual fund or taxes. The Growth Customized Blend Index Closest Month-End to Inception cumulative total returns are 70.02% for Class A, Class B, Class C, and Class Z; and 21.23% for Class R. The Growth Customized Blend Index Closest Month-End to Inception average annual total returns are 6.07% for Class A, Class B, Class C, and Class Z; and 3.13% for Class R.

Russell 1000 Index

The Russell 1000 Index is an unmanaged index that consists of the 1,000 largest securities in the Russell 3000 Index. Russell 1000 Index Closest Month-End to Inception cumulative total returns are 73.11% for Class A, Class B, Class C, and Class Z; and 29.05% for Class R. Russell 1000 Index Closest Month-End to Inception average annual total returns are 6.29% for Class A, Class B, Class C, and Class Z; and 4.17% for Class R.

S&P 500 Index

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed. S&P 500 Index Closest Month-End to Inception cumulative total returns are 67.79% for Class A, Class B, Class C, and Class Z; and 26.70% for Class R. S&P 500 Index Closest Month-End to Inception average annual total returns are 5.92% for Class A, Class B, Class C, and Class Z; and 3.86% for Class R.

Prudential Asset Allocation Funds	11

Your Fund’s Performance (continued)

Lipper Multi-Cap Core Funds Average

The Lipper Average represents returns based on the average return of all funds in the Lipper Multi-Cap Core Funds category. Funds in the Lipper Average invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% and 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Multi-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P SuperComposite 1500 Index. Lipper Average Closest Month-End to Inception cumulative total returns are 65.67% for Class A, Class B, Class C, and Class Z; and 23.69% for Class R. Lipper Average Closest Month-End to Inception average annual total returns are 5.64% for Class A, Class B, Class C, and Class Z; and 3.35% for Class R.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

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Performance Target—Growth Customized Blend

The Prudential Growth Allocation Fund seeks to exceed a performance target—the Growth Customized Blend Index—consisting of a weighted average return of five securities indexes that are generally considered representative of the asset classes in which the Fund may invest. The chart below shows both the total returns of these indexes for the six-month period ended March 31, 2013, and their weightings in the Growth Customized Blend Index. Index returns do not reflect sales charges, a mutual fund’s operating expenses, or taxes, and investors cannot invest directly in an index. The Fund seeks to exceed this target by holding positions in specific Prudential mutual funds. In response to market developments, the Fund’s investment subadviser may vary its holdings in those funds (within specified ranges). Past performance is not indicative of future results.

Source: Lipper Inc.

The Barclays U.S. Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. Government and its agencies and by corporations with between one and 10 years remaining to maturity. It gives a broad look at how bond prices of short- and intermediate-term bonds have performed.

The Citigroup 3-Month T-Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-month Treasury Bill issues.

The Morgan Stanley Capital International Europe, Australasia, and Far East Net Dividend Index (MSCI EAFE ND Index) is an unmanaged, weighted index that reflects stock price movements in Europe, Australasia, and the Far East. It gives a broad look at how foreign stock prices have performed.

The Russell 3000 Index is an unmanaged index which represents the U.S. equity market—it covers about 98% of all investable stocks in the U.S.

The Standard & Poor’s (S&P) Developed BMI Property Net Index is an unmanaged, broad market index of more than 400 companies from 21 countries, and is available for a wide range of regions (including ex-U.S.) as well as by country.

Investors cannot invest directly in an index or average.

Prudential Asset Allocation Funds	13

Fees and Expenses (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested on October 1, 2012, at the beginning of the period, and held through the six-month period ended March 31, 2013. These examples are for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the tables on the following pages. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the tables, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense tables. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

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Hypothetical Example for Comparison Purposes

The second line for each share class in the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Conservative Allocation Fund		Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,048.80	1.55%	$7.92
	Hypothetical	$1,000.00	$1,017.20	1.55%	$7.80

Class B	Actual	$1,000.00	$1,045.10	2.30%	$11.73
	Hypothetical	$1,000.00	$1,013.46	2.30%	$11.55

Class C	Actual	$1,000.00	$1,044.30	2.30%	$11.72
	Hypothetical	$1,000.00	$1,013.46	2.30%	$11.55

Class R	Actual	$1,000.00	$1,047.40	1.80%	$9.19
	Hypothetical	$1,000.00	$1,015.96	1.80%	$9.05

Class Z	Actual	$1,000.00	$1,049.90	1.30%	$6.64
	Hypothetical	$1,000.00	$1,018.45	1.30%	$6.54

Prudential Asset Allocation Funds	15

Fees and Expenses (continued)

Prudential Moderate Allocation Fund		Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,074.80	1.67%	$8.64
	Hypothetical	$1,000.00	$1,016.60	1.67%	$8.40

Class B	Actual	$1,000.00	$1,071.70	2.42%	$12.50
	Hypothetical	$1,000.00	$1,012.86	2.42%	$12.14

Class C	Actual	$1,000.00	$1,070.90	2.42%	$12.49
	Hypothetical	$1,000.00	$1,012.86	2.42%	$12.14

Class R	Actual	$1,000.00	$1,073.30	1.92%	$9.92
	Hypothetical	$1,000.00	$1,015.36	1.92%	$9.65

Class Z	Actual	$1,000.00	$1,076.50	1.42%	$7.35
	Hypothetical	$1,000.00	$1,017.85	1.42%	$7.14

Prudential Growth Allocation Fund		Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,101.00	1.86%	$9.74
	Hypothetical	$1,000.00	$1,015.66	1.86%	$9.35

Class B	Actual	$1,000.00	$1,097.10	2.61%	$13.65
	Hypothetical	$1,000.00	$1,011.92	2.61%	$13.09

Class C	Actual	$1,000.00	$1,097.00	2.61%	$13.65
	Hypothetical	$1,000.00	$1,011.92	2.61%	$13.09

Class R	Actual	$1,000.00	$1,100.00	2.11%	$11.05
	Hypothetical	$1,000.00	$1,014.41	2.11%	$10.60

Class Z	Actual	$1,000.00	$1,102.50	1.61%	$8.44
	Hypothetical	$1,000.00	$1,016.90	1.61%	$8.10

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2013, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2013 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Prudential Conservative Allocation Fund

Portfolio of Investments

as of March 31, 2013 (Unaudited)

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 99.1%

AFFILIATED REGISTERED INVESTMENT COMPANIES
Prudential Global Real Estate Fund (Class Z)	283,553	$6,501,878
Prudential Government Income Fund, Inc. (Class Z)	1,520,756	14,842,578
Prudential High Yield Fund, Inc. (Class Q)	678,839	3,930,476
Prudential International Equity Fund (Class Z)	2,012,635	13,283,392
Prudential Jennison 20/20 Focus Fund (Class Q)*	144,877	2,612,134
Prudential Jennison Equity Opportunity Fund (Class Z)	147,131	2,611,572
Prudential Jennison Growth Fund (Class Z)*	61,719	1,438,673
Prudential Jennison Market Neutral Fund (Class Z)*	415,915	3,880,487
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)	111,537	3,923,865
Prudential Jennison Natural Resources Fund, Inc. (Class Q)*	39,950	1,937,990
Prudential Jennison Small Company Fund, Inc. (Class Q)	76,123	1,963,225
Prudential Jennison Value Fund (Class Q)	155,970	2,682,677
Prudential Large-Cap Core Equity Fund (Class Z)	529,055	7,311,534
Prudential Mid-Cap Value Fund (Class Q)	71,324	1,300,234
Prudential Short-Term Corporate Bond Fund, Inc. (Class Q)	3,585,411	41,447,346
Prudential Small-Cap Value Fund (Class Z)	120,506	1,959,430
Prudential Strategic Value Fund (Class Z)	419,061	5,275,976
Prudential Total Return Bond Fund, Inc. (Class Q)	829,081	12,104,582

TOTAL LONG-TERM INVESTMENTS (cost $106,103,371)		129,008,049

SHORT-TERM INVESTMENT 1.0%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,309,056; Note 3)	1,309,056	1,309,056

TOTAL INVESTMENTS(a) 100.1% (cost $107,412,427; Note 5)		130,317,105
Liabilities in excess of other assets (0.1)%		(148,729)

NET ASSETS 100.0%		$130,168,376

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

See Notes to Financial Statements.

Prudential Asset Allocation Funds	17

Prudential Conservative Allocation Fund

Portfolio of Investments

as of March 31, 2013 (Unaudited) continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Registered Investment Companies	$129,008,049	$—	$—
Affiliated Money Market Mutual Fund	1,309,056	—	—

Total	$130,317,105	$—	$—

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2013 were as follows:

Short-Term Debt	31.8%
U.S. Government Debt	11.4
Large-Cap Core	10.6
International	10.2
Multi-Sector Debt	9.3
Global Real Estate	5.0
Large/Mid-Cap Growth	4.1
Strategic Value	4.1
High Yield	3.0
Small/Mid-Cap Value	2.5
Large-Cap Value	2.1%
Multi-Cap Value	2.0
Natural Resources	1.5
Small-Cap Core	1.5

99.1
Short-Term Investment	1.0
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

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Prudential Moderate Allocation Fund

Portfolio of Investments

as of March 31, 2013 (Unaudited)

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 99.1%

AFFILIATED REGISTERED INVESTMENT COMPANIES
Prudential Global Real Estate Fund (Class Z)	338,210	$7,755,149
Prudential Government Income Fund, Inc. (Class Z)	1,270,166	12,396,825
Prudential High Yield Fund, Inc. (Class Q)	808,510	4,681,276
Prudential International Equity Fund (Class Z)	3,578,707	23,619,468
Prudential Jennison 20/20 Focus Fund (Class Q)*	345,127	6,222,648
Prudential Jennison Equity Opportunity Fund (Class Z)	349,262	6,199,400
Prudential Jennison Growth Fund (Class Z)*	213,496	4,976,592
Prudential Jennison Market Neutral Fund (Class Z)*	663,388	6,189,409
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)	176,972	6,225,861
Prudential Jennison Natural Resources Fund, Inc. (Class Q)*	47,801	2,318,822
Prudential Jennison Small Company Fund, Inc. (Class Q)	180,521	4,655,628
Prudential Jennison Value Fund (Class Q)	370,881	6,379,150
Prudential Large-Cap Core Equity Fund (Class Z)	1,001,802	13,844,900
Prudential Mid-Cap Value Fund (Class Q)	170,590	3,109,852
Prudential Short-Term Corporate Bond Fund, Inc. (Class Q)	1,573,107	18,185,115
Prudential Small-Cap Value Fund (Class Z)	286,192	4,653,487
Prudential Strategic Value Fund (Class Z)	876,413	11,034,044
Prudential Total Return Bond Fund, Inc. (Class Q)	776,896	11,342,679

TOTAL LONG-TERM INVESTMENTS (cost $116,854,956)		153,790,305

SHORT-TERM INVESTMENT 1.0%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,504,053; Note 3)	1,504,053	1,504,053

TOTAL INVESTMENTS(a) 100.1% (cost $118,359,009; Note 5)		155,294,358
Liabilities in excess of other assets (0.1)%		(166,270)

NET ASSETS 100.0%		$155,128,088

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

See Notes to Financial Statements.

Prudential Asset Allocation Funds	19

Prudential Moderate Allocation Fund

Portfolio of Investments

as of March 31, 2013 (Unaudited) continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Registered Investment Companies	$153,790,305	$—	$—
Affiliated Money Market Mutual Fund	1,504,053	—	—

Total	$155,294,358	$—	$—

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2013 were as follows:

Large-Cap Core	17.0%
International	15.2
Short-Term Debt	11.7
U.S. Government Debt	8.0
Multi-Sector Debt	7.3
Large/Mid-Cap Growth	7.2
Strategic Value	7.1
Global Real Estate	5.0
Small/Mid-Cap Value	5.0
Large-Cap Value	4.1
Multi-Cap Value	4.0%
High Yield	3.0
Small-Cap Core	3.0
Natural Resources	1.5

99.1
Short-Term Investment	1.0
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

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Prudential Growth Allocation Fund

Portfolio of Investments

as of March 31, 2013 (Unaudited)

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 99.2%

AFFILIATED REGISTERED INVESTMENT COMPANIES
Prudential Global Real Estate Fund (Class Z)	179,611	$4,118,490
Prudential Government Income Fund, Inc. (Class Z)	16,915	165,087
Prudential International Equity Fund (Class Z)	3,024,121	19,959,196
Prudential Jennison 20/20 Focus Fund (Class Q)*	229,450	4,136,983
Prudential Jennison Equity Opportunity Fund (Class Z)	324,531	5,760,426
Prudential Jennison Growth Fund (Class Z)*	116,986	2,726,954
Prudential Jennison Market Neutral Fund (Class Z)*	439,101	4,096,810
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)	117,619	4,137,830
Prudential Jennison Natural Resources Fund, Inc. (Class Q)*	27,040	1,311,719
Prudential Jennison Small Company Fund, Inc. (Class Q)	143,845	3,709,767
Prudential Jennison Value Fund (Class Q)	294,793	5,070,441
Prudential Large-Cap Core Equity Fund (Class Z)	723,131	9,993,669
Prudential Mid-Cap Value Fund (Class Q)	90,505	1,649,900
Prudential Short-Term Corporate Bond Fund, Inc. (Class Q)	70,637	816,569
Prudential Small-Cap Value Fund (Class Z)	227,577	3,700,395
Prudential Strategic Value Fund (Class Z)	598,930	7,540,524
Prudential Total Return Bond Fund, Inc. (Class Q)	185,648	2,710,461

TOTAL LONG-TERM INVESTMENTS (cost $60,429,460)		81,605,221

SHORT-TERM INVESTMENT 1.0%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $859,641; Note 3)	859,641	859,641

TOTAL INVESTMENTS(a) 100.2% (cost $61,289,101; Note 5)		82,464,862
Liabilities in excess of other assets (0.2)%		(204,807)

NET ASSETS 100.0%		$82,260,055

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

See Notes to Financial Statements.

Prudential Asset Allocation Funds	21

Prudential Growth Allocation Fund

Portfolio of Investments

as of March 31, 2013 (Unaudited) continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Registered Investment Companies	$81,605,221	$—	$—
Affiliated Money Market Mutual Fund	859,641	—	—

Total	$82,464,862	$—	$—

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2013 were as follows:

International	24.3%
Large-Cap Core	22.1
Small/Mid-Cap Value	13.5
Large/Mid-Cap Growth	8.3
Strategic Value	9.2
Large-Cap Value	6.2
Global Real Estate	5.0
Small-Cap Core	4.5
Multi-Sector Debt	3.3
Natural Resources	1.6%
Short-Term Debt	1.0
U.S. Government Debt	0.2

99.2
Short-Term Investment	1.0
Liabilities in excess of other assets	(0.2)

100.0%

See Notes to Financial Statements.

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PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

(UNAUDITED)

SEMIANNUAL REPORT • MARCH 31, 2013

Prudential Asset Allocation Funds

Prudential Conservative Allocation Fund

Statement of Assets and Liabilities

as of March 31, 2013 (Unaudited)

Assets
Affiliated investments (cost $107,412,427)	$130,317,105
Receivable for Fund shares sold	279,921
Receivable for investments sold	245,000
Dividends receivable	192,781
Prepaid expenses	264

Total assets	131,035,071

Liabilities
Payable for investments purchased	544,635
Payable for Fund shares reacquired	143,168
Accrued expenses	82,346
Distribution fee payable	66,092
Management fee payable	22,800
Affiliated transfer agent fee payable	7,654

Total liabilities	866,695

Net Assets	$130,168,376

Net assets were comprised of:
Common stock, at par	$10,200
Paid-in capital in excess of par	108,311,415

108,321,615
Distributions in excess of net investment income	(111,857)
Accumulated net realized loss on investment transactions	(946,060)
Net unrealized appreciation on investments	22,904,678

Net assets, March 31, 2013	$130,168,376

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($61,048,931 ÷ 4,774,858 shares of common stock issued and outstanding)	$12.79
Maximum sales charge (5.50% of offering price)	0.74

Maximum offering price to public	$13.53

Class B
Net asset value, offering price and redemption price per share ($43,597,898 ÷ 3,424,761 shares of common stock issued and outstanding)	$12.73

Class C
Net asset value, offering price and redemption price per share ($19,090,633 ÷ 1,499,159 shares of common stock issued and outstanding)	$12.73

Class R
Net asset value, offering price and redemption price per share ($54,392 ÷ 4,242 shares of common stock issued and outstanding)	$12.82

Class Z
Net asset value, offering price and redemption price per share ($6,376,522 ÷ 496,675 shares of common stock issued and outstanding)	$12.84

See Notes to Financial Statements.

Prudential Asset Allocation Funds	25

Prudential Moderate Allocation Fund

Statement of Assets and Liabilities

as of March 31, 2013 (Unaudited)

Assets
Affiliated investments (cost $118,359,009)	$155,294,358
Receivable for investments sold	635,000
Dividends receivable	130,421
Receivable for Fund shares sold	127,347
Prepaid expenses	265

Total assets	156,187,391

Liabilities
Payable for investments purchased	718,260
Payable for Fund shares reacquired	132,222
Accrued expenses	87,034
Distribution fee payable	81,714
Management fee payable	26,237
Affiliated transfer agent fee payable	13,836

Total liabilities	1,059,303

Net Assets	$155,128,088

Net assets were comprised of:
Common stock, at par	$11,518
Paid-in capital in excess of par	127,895,512

127,907,030
Distributions in excess of net investment income	(332,458)
Accumulated net realized loss on investment transactions	(9,381,833)
Net unrealized appreciation on investments	36,935,349

Net assets, March 31, 2013	$155,128,088

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($74,708,940 ÷ 5,533,527 shares of common stock issued and outstanding)	$13.50
Maximum sales charge (5.50% of offering price)	0.79

Maximum offering price to public	$14.29

Class B
Net asset value, offering price and redemption price per share ($54,982,399 ÷ 4,092,233 shares of common stock issued and outstanding)	$13.44

Class C
Net asset value, offering price and redemption price per share ($22,688,142 ÷ 1,689,173 shares of common stock issued and outstanding)	$13.43

Class R
Net asset value, offering price and redemption price per share ($3,435 ÷ 255.1 shares of common stock issued and outstanding)	$13.47

Class Z
Net asset value, offering price and redemption price per share ($2,745,172 ÷ 203,307 shares of common stock issued and outstanding)	$13.50

See Notes to Financial Statements.

Prudential Asset Allocation Funds	27

Prudential Growth Allocation Fund

Statement of Assets and Liabilities

as of March 31, 2013 (Unaudited)

Assets
Affiliated investments (cost $61,289,101)	$82,464,862
Receivable for investments sold	360,000
Receivable for Fund shares sold	58,102
Dividends receivable	10,911
Prepaid expenses	267

Total assets	82,894,142

Liabilities
Payable for investments purchased	400,923
Payable for Fund shares reacquired	92,666
Accrued expenses	80,149
Distribution fee payable	41,636
Affiliated transfer agent fee payable	12,609
Management fee payable	6,104

Total liabilities	634,087

Net Assets	$82,260,055

Net assets were comprised of:
Common stock, at par	$5,636
Paid-in capital in excess of par	69,075,185

69,080,821
Undistributed net investment income	223,358
Accumulated net realized loss on investment transactions	(8,219,885)
Net unrealized appreciation on investments	21,175,761

Net assets, March 31, 2013	$82,260,055

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($42,466,176 ÷ 2,865,323 shares of common stock issued and outstanding)	$14.82
Maximum sales charge (5.50% of offering price)	0.86

Maximum offering price to public	$15.68

Class B
Net asset value, offering price and redemption price per share ($29,201,130 ÷ 2,036,306 shares of common stock issued and outstanding)	$14.34

Class C
Net asset value, offering price and redemption price per share ($9,399,834 ÷ 654,982 shares of common stock issued and outstanding)	$14.35

Class R
Net asset value, offering price and redemption price per share ($2,794 ÷ 189.7 shares of common stock issued and outstanding)	$14.73

Class Z
Net asset value, offering price and redemption price per share ($1,190,121 ÷ 79,500 shares of common stock issued and outstanding)	$14.97

See Notes to Financial Statements.

Prudential Asset Allocation Funds	29

Prudential Conservative Allocation Fund

Statement of Operations

Six Months Ended March 31, 2013 (Unaudited)

Net Investment Income
Affiliated dividend income	$1,846,911

Expenses
Management fee	124,480
Distribution fee—Class A	73,059
Distribution fee—Class B	215,341
Distribution fee—Class C	90,863
Distribution fee—Class R	128
Transfer agent’s fees and expenses (including affiliated expense of $12,300) (Note 3)	68,000
Registration fees	36,000
Custodian’s fees and expenses	36,000
Audit fee	11,000
Reports to shareholders	11,000
Legal fees and expenses	10,000
Directors’ fees	6,000
Miscellaneous	6,994

Total expenses	688,865

Net investment income	1,158,046

Realized And Unrealized Gain On Affiliated Investments
Net realized gain on investment transactions	696,892
Net capital gain distributions received	992,379

1,689,271
Net change in unrealized appreciation (depreciation) on investments	2,894,364

Net gain on investments	4,583,635

Net Increase In Net Assets Resulting From Operations	$5,741,681

See Notes to Financial Statements.

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Prudential Moderate Allocation Fund

Statement of Operations

Six Months Ended March 31, 2013 (Unaudited)

Net Investment Income
Affiliated dividend income	$1,996,270

Expenses
Management fee	148,159
Distribution fee—Class A	88,459
Distribution fee—Class B	269,958
Distribution fee—Class C	101,799
Distribution fee—Class R	12
Transfer agent’s fees and expenses (including affiliated expense of $18,300) (Note 3)	99,000
Custodian’s fees and expenses	34,000
Registration fees	25,000
Reports to shareholders	12,000
Audit fee	11,000
Legal fees and expenses	10,000
Directors’ fees	6,000
Miscellaneous	6,376

Total expenses	811,763

Net investment income	1,184,507

Realized And Unrealized Gain On Affiliated Investments
Net realized gain on investment transactions	1,171,965
Net capital gain distributions received	1,340,738

2,512,703
Net change in unrealized appreciation (depreciation) on investments	6,847,162

Net gain on investments	9,359,865

Net Increase In Net Assets Resulting From Operations	$10,544,372

See Notes to Financial Statements.

Prudential Asset Allocation Funds	31

Prudential Growth Allocation Fund

Statement of Operations

Six Months Ended March 31, 2013 (Unaudited)

Net Investment Income
Affiliated dividend income	$971,150

Expenses
Management fee	77,559
Distribution fee—Class A	49,165
Distribution fee—Class B	141,488
Distribution fee—Class C	44,285
Distribution fee—Class R	7
Transfer agent’s fees and expenses (including affiliated expense of $14,100) (Note 3)	65,000
Custodian’s fees and expenses	34,000
Registration fees	30,000
Audit fee	11,000
Legal fees and expenses	11,000
Reports to shareholders	10,000
Directors’ fees	6,000
Miscellaneous	5,365

Total expenses	484,869
Less: Expense subsidy (Note 2)	(56,009)

Net expenses	428,860

Net investment income	542,290

Realized And Unrealized Gain On Affiliated Investments
Net realized gain on investment transactions	689,050
Net capital gain distributions received	632,631

1,321,681
Net change in unrealized appreciation (depreciation) on investments	5,572,434

Net gain on investments	6,894,115

Net Increase In Net Assets Resulting From Operations	$7,436,405

See Notes to Financial Statements.

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Prudential Conservative Allocation Fund

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2013	Year Ended September 30, 2012
Increase In Net Assets
Operations
Net investment income	$1,158,046	$1,745,099
Net realized gain on investment transactions	696,892	3,144,551
Net capital gain distributions received	992,379	907,359
Net change in unrealized appreciation (depreciation) on investments	2,894,364	8,499,117

Net increase in net assets resulting from operations	5,741,681	14,296,126

Dividends from net investment income (Note 1)
Class A	(876,691)	(1,108,283)
Class B	(522,538)	(550,767)
Class C	(219,662)	(221,186)
Class R	(738)	(779)
Class Z	(71,577)	(65,159)

	(1,691,206)	(1,946,174)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	16,707,803	18,695,109
Net asset value of shares issued in reinvestment of dividends	1,543,449	1,659,821
Cost of shares reacquired	(15,318,632)	(30,567,896)

Net increase (decrease) in net assets from Fund share transactions	2,932,620	(10,212,966)

Total increase	6,983,095	2,136,986

Net Assets:
Beginning of period	123,185,281	121,048,295

End of period(a)	$130,168,376	$123,185,281

(a) Includes undistributed net investment income of:	$—	$421,303

See Notes to Financial Statements.

Prudential Asset Allocation Funds	33

Prudential Moderate Allocation Fund

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2013	Year Ended September 30, 2012
Increase In Net Assets
Operations
Net investment income	$1,184,507	$1,065,258
Net realized gain on investment transactions	1,171,965	4,738,479
Net capital gain distributions received	1,340,738	1,277,010
Net change in unrealized appreciation (depreciation) on investments	6,847,162	14,477,941

Net increase in net assets resulting from operations	10,544,372	21,558,688

Dividends from net investment income (Note 1)
Class A	(1,314,191)	(869,317)
Class B	(629,146)	(329,834)
Class C	(228,181)	(105,427)
Class R	(54)	(129)
Class Z	(64,269)	(41,396)

	(2,235,841)	(1,346,103)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	11,146,129	14,547,668
Net asset value of shares issued in reinvestment of dividends	2,132,296	1,281,064
Cost of shares reacquired	(12,557,973)	(23,902,002)

Net increase (decrease) in net assets from Fund share transactions	720,452	(8,073,270)

Total increase	9,028,983	12,139,315

Net Assets:
Beginning of period	146,099,105	133,959,790

End of period(a)	$155,128,088	$146,099,105

(a) Includes undistributed net investment income of:	$—	$718,876

See Notes to Financial Statements.

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Prudential Growth Allocation Fund

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2013	Year Ended September 30, 2012
Increase In Net Assets
Operations
Net investment income	$542,290	$49,357
Net realized gain on investment transactions	689,050	1,839,126
Net capital gain distributions received	632,631	824,592
Net change in unrealized appreciation (depreciation) on investments	5,572,434	10,792,583

Net increase in net assets resulting from operations	7,436,405	13,505,658

Dividends from net investment income (Note 1)
Class A	(346,274)	—
Class B	(62,028)	—
Class C	(19,612)	—
Class R	(17)	—
Class Z	(10,499)	—

	(438,430)	—

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	5,446,719	7,410,470
Net asset value of shares issued in reinvestment of dividends	423,678	—
Cost of shares reacquired	(6,333,856)	(12,490,258)

Net decrease in net assets resulting from Fund share transactions	(463,459)	(5,079,788)

Total increase	6,534,516	8,425,870

Net Assets:
Beginning of period	75,725,539	67,299,669

End of period(a)	$82,260,055	$75,725,539

(a) Includes undistributed net investment income of:	$223,358	$119,498

See Notes to Financial Statements.

Prudential Asset Allocation Funds	35

Notes to Financial Statements

(Unaudited)

The Prudential Investment Portfolios, Inc. (the “Company”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company was incorporated in Maryland on August 10, 1995 and consists of six series (“Fund” or “Funds”): Prudential Jennison Equity Opportunity Fund, Prudential Jennison Growth Fund and Prudential Asset Allocation Fund which are diversified funds and Prudential Conservative Allocation Fund (“Conservative Allocation Fund”), Prudential Moderate Allocation Fund (“Moderate Allocation Fund”) and Prudential Growth Allocation Fund (“Growth Allocation Fund”) which are non-diversified. These financial statements relate to the Conservative Allocation Fund, Moderate Allocation Fund and Growth Allocation Fund (collectively referred to as the “Allocation Funds”).

The Conservative Allocation Fund’s investment objective is current income and a reasonable level of capital appreciation. The Moderate Allocation Fund’s investment objective is capital appreciation and a reasonable level of current income. The Growth Allocation Fund’s investment objective is long-term capital appreciation. Each Allocation Fund seeks to achieve its objective by investing in a combination of mutual funds in the Prudential mutual fund family (each, an underlying fund). Each Fund in the Allocation Funds is typically referred to as a “Fund of Funds” because it invests in other mutual funds. The Allocation Funds may also invest directly in U.S. Government securities and money market instruments for cash management purposes or when assuming a defensive position.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Company and the Allocation Funds in the preparation of their financial statements.

Securities Valuation: The Allocation Funds hold portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation

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Procedures allow the Allocation Funds to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Allocation Funds investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Portfolio of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Allocation Funds normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as these securities have the ability to be purchased or sold at their net asset value on the date of valuation.

Prudential Asset Allocation Funds	37

Notes to Financial Statements

(Unaudited) continued

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations, and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, and cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the

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holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Expenses are recorded on the accrual basis which may require the use of certain estimates by management and such expenses exclude those of the underlying funds. Expenses on the underlying funds are reflected in the net asset values of those funds. The Company’s expenses are allocated to the respective portfolio on the basis of relative net assets except the expenses that are charged directly at the portfolio or class level.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: Dividends will typically be distributed quarterly by the Conservative Allocation Fund and annually by the Moderate Allocation Fund and the Growth Allocation Fund. Each Allocation Fund declares and pays its net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Fund in the Company is treated as a separate taxpaying entity. It is each of the Allocation Funds’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Prudential Asset Allocation Funds	39

Notes to Financial Statements

(Unaudited) continued

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Company has a management agreement for the Allocation Funds with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA furnishes investment advisory services in connection with the management of the Allocation Funds. In connection therewith, QMA is obligated to keep certain books and records of the Allocation Funds. PI pays for the services of QMA, the compensation of officers of the Allocation Funds, occupancy and certain clerical and bookkeeping costs of the Allocation Funds. The Allocation Funds bear all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .20% of each of the Allocation Funds’ average daily net assets.

The Allocation Funds have a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Allocation Funds. The Allocation Funds compensate PIMS for distributing and servicing the Allocation Funds’ Class A, B, C and R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Allocation Funds.

Pursuant to the Class A, B, C and R Plans, the Allocation Funds compensate PIMS for distribution-related activities at an annual rate of up to .30%, 1%, 1% and .75% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares and .50% of the average daily net assets of the Class R shares.

PI has contractually agreed to limit the net annual operating expenses (exclusive of taxes, interest, brokerage commissions, non-routine expenses, distribution and service

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(12b-1) fees and underlying fund fees and expenses) of each class of shares of the Allocation Funds to .50% of each Allocation Funds’ average daily net assets.

PIMS has advised the Allocation Funds of its receipt of front-end sales charges resulting from sales of Class A shares during the six months ended March 31, 2013. These amounts were as follows:

Fund	Class A
Conservative Allocation Fund	$105,696
Moderate Allocation Fund	112,648
Growth Allocation Fund	77,546

From these fees, PIMS paid such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Allocation Funds of its receipt of contingent deferred sales charges imposed upon certain redemptions by certain Class A, Class B and Class C shareholders for the six months ended March 31, 2013. These amounts were as follows:

Fund	Class A	Class B	Class C
Conservative Allocation Fund	$—	$38,138	$940
Moderate Allocation Fund	—	40,337	1,353
Growth Allocation Fund	57	25,165	517

PI, QMA and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Allocation Funds invest in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Prudential Asset Allocation Funds	41

Notes to Financial Statements

(Unaudited) continued

Note 4. Investments in Affiliated Issuers

A summary of cost of purchases and proceeds of sales of shares of affiliated registered investment companies, other than short-term investments, for the six months ended March 31, 2013 is presented as follows:

Conservative Allocation Fund:

Affiliated Registered Investment Company	Value, beginning of period	Cost of Purchases	Exchange	Proceeds of Sales	Dividend Income	Capital Gain Distributions Received	Value, ending of period
Prudential Global Real Estate Fund (Class Z)	$6,289,485	$481,253	$—	$850,000	$151,253	$—	$6,501,878
Prudential Government Income Fund, Inc. (Class Z)	15,057,944	1,718,481	—	1,375,000	161,087	427,409	14,842,578
Prudential High Yield Fund, Inc. (Class Q)	3,744,575	425,302	—	325,000	131,035	—	3,930,476
Prudential International Equity Fund (Class Z)	11,026,187	1,726,708	—	575,000	271,708	—	13,283,392
Prudential Jennison 20/20 Focus Fund (Class Q)	2,620,986	284,027	—	395,000	—	99,026	2,612,134
Prudential Jennison Equity Opportunity Fund (Class Z)	2,474,573	143,873	—	300,000	18,873	—	2,611,572
Prudential Jennison Growth Fund (Class Z)	1,494,897	200,000	—	330,000	—	—	1,438,673
Prudential Jennison Market Neutral Fund (Class Z)	3,713,083	365,000	—	120,000	—	—	3,880,487
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)	3,724,619	372,358	—	370,000	19,034	103,324	3,923,865
Prudential Jennison Natural Resources Fund, Inc. (Class Q)	2,014,145	660,000	—	780,000	—	—	1,937,990
Prudential Jennison Small Company Fund, Inc. (Class Q)	1,619,652	315,350	—	225,000	15,350	—	1,963,225
Prudential Jennison Value Fund (Class Q)	2,485,877	214,787	—	325,000	34,787	—	2,682,677
Prudential Large-Cap Core Equity Fund (Class Z)	6,948,287	720,302	—	750,000	87,070	258,232	7,311,534
Prudential Mid-Cap Value Fund (Class Q)	1,238,165	122,476	—	280,000	22,476	—	1,300,234
Prudential Short-Term Corporate Bond Fund, Inc. (Class Q)	39,197,128	4,238,469	—	1,750,000	646,351	—	41,447,346

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Conservative Allocation Fund (cont’d.):

Affiliated Registered Investment Company	Value, beginning of period	Cost of Purchases	Exchange	Proceeds of Sales	Dividend Income	Capital Gain Distributions Received	Value, ending of period
Prudential Small-Cap Value Fund (Class Z)	$1,609,082	$353,945	$—	$215,000	$43,945	$—	$1,959,430
Prudential Strategic Value Fund (Class Z)	4,955,121	227,995	—	575,000	27,995	—	5,275,976
Prudential Total Return Bond Fund, Inc. (Class Q)	12,018,570	1,304,090	—	1,150,000	214,680	104,388	12,104,582

Total	$122,232,376	$13,874,416	$—	$10,690,000	$1,845,644	$992,379	$129,008,049

Moderate Allocation Fund:

Affiliated Registered Investment Company	Value, beginning of period	Cost of Purchases	Exchange	Proceeds of Sales	Dividend Income	Capital Gain Distributions Received	Value, ending of period
Prudential Global Real Estate Fund (Class Z)	$7,451,436	$341,235	$—	$720,000	$186,234	$—	$7,755,149
Prudential Government Income Fund, Inc. (Class Z)	13,420,354	1,565,321	—	2,115,000	136,286	364,061	12,396,825
Prudential High Yield Fund, Inc. (Class Q)	4,406,617	458,914	—	285,000	154,766	—	4,681,276
Prudential International Equity Fund (Class Z)	18,862,824	3,623,770	—	760,000	458,770	—	23,619,468
Prudential Jennison 20/20 Focus Fund (Class Q)	6,189,246	358,261	—	570,000	—	233,261	6,222,648
Prudential Jennison Equity Opportunity Fund (Class Z)	5,864,920	69,351	—	430,000	44,351	—	6,199,400
Prudential Jennison Growth Fund (Class Z)	4,713,877	355,000	—	360,000	—	—	4,976,592
Prudential Jennison Market Neutral Fund (Class Z)	5,858,852	630,000	—	175,000	—	—	6,189,409
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)	5,890,583	291,896	—	275,000	30,009	161,887	6,225,861
Prudential Jennison Natural Resources Fund, Inc. (Class Q)	3,704,937	935,000	—	2,410,000	—	—	2,318,822
Prudential Jennison Small Company Fund, Inc. (Class Q)	3,963,295	397,564	—	305,000	37,564	—	4,655,628
Prudential Jennison Value Fund (Class Q)	5,877,586	266,460	—	495,000	81,460	—	6,379,150
Prudential Large-Cap Core Equity Fund (Class Z)	13,062,604	914,118	—	890,000	162,418	481,699	13,844,900
Prudential Mid-Cap Value Fund (Class Q)	2,945,826	93,322	—	445,000	53,322	—	3,109,852

Prudential Asset Allocation Funds	43

Notes to Financial Statements

(Unaudited) continued

Moderate Allocation Fund (cont’d.):

Affiliated Registered Investment Company	Value, beginning of period	Cost of Purchases	Exchange	Proceeds of Sales	Dividend Income	Capital Gain Distributions Received	Value, ending of period
Prudential Short-Term Corporate Bond Fund, Inc. (Class Q)	$17,420,678	$1,638,093	$—	$770,000	$284,951	$—	$18,185,115
Prudential Small-Cap Value Fund (Class Z)	3,943,163	612,482	—	400,000	107,482	—	4,653,487
Prudential Strategic Value Fund (Class Z)	10,273,591	427,342	—	1,060,000	57,342	—	11,034,044
Prudential Total Return Bond Fund, Inc. (Class Q)	11,082,849	1,234,810	—	910,000	200,019	99,830	11,342,679

Total	$144,933,238	$14,212,939	$—	$13,375,000	$1,994,974	$1,340,738	$153,790,305

Growth Allocation Fund:

Affiliated Registered Investment Company	Value, beginning of period	Cost of Purchases	Exchange	Proceeds of Sales	Dividend Income	Capital Gain Distributions Received	Value, end of period
Prudential Global Real Estate Fund (Class Z)	$3,870,944	$232,329	$—	$340,000	$97,329	$—	$4,118,490
Prudential Government Income Fund, Inc. (Class Z)	249,769	81,526	—	160,000	1,821	4,705	165,087
Prudential International Equity Fund (Class Z)	15,819,872	3,135,909	—	585,000	385,909	—	19,959,196
Prudential Jennison 20/20 Focus Fund (Class Q)	3,978,580	226,025	—	230,000	—	151,026	4,136,983
Prudential Jennison Equity Opportunity Fund (Class Z)	5,319,455	39,996	—	235,000	39,996	—	5,760,426
Prudential Jennison Growth Fund (Class Z)	2,450,502	290,000	—	160,000	—	—	2,726,954
Prudential Jennison Market Neutral Fund (Class Z)	3,798,546	525,000	—	145,000	—	—	4,096,810
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)	3,808,209	244,380	—	125,000	19,451	104,929	4,137,830
Prudential Jennison Natural Resources Fund, Inc. (Class Q)	2,702,490	525,000	—	1,980,000	—	—	1,311,719

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Growth Allocation Fund (cont’d.):

Affiliated Registered Investment Company	Value, beginning of period	Cost of Purchases	Exchange	Proceeds of Sales	Dividend Income	Capital Gain Distributions Received	Value, end of period
Prudential Jennison Small Company Fund, Inc. (Class Q)	$3,122,014	$264,475	$—	$150,000	$29,475	$—	$3,709,767
Prudential Jennison Value Fund (Class Q)	4,577,993	223,358	—	305,000	63,359	—	5,070,441
Prudential Large-Cap Core Equity Fund (Class Z)	9,291,562	633,793	—	480,000	114,427	339,366	9,993,669
Prudential Mid-Cap Value Fund (Class Q)	1,526,083	27,738	—	175,000	27,738	—	1,649,900
Prudential Short-Term Corporate Bond Fund, Inc. (Class Q)	380,994	587,150	—	150,000	6,965	—	816,569
Prudential Small Cap Value Fund (Class Z)	3,098,736	403,910	—	195,000	83,910	—	3,700,395
Prudential Strategic Value Fund (Class Z)	6,851,922	253,123	—	510,000	38,123	—	7,540,524
Prudential Total Return Bond Fund, Inc. (Class Q)	4,337,807	369,547	—	1,980,000	61,941	32,605	2,710,461

Total	$75,185,478	$8,063,259	$—	$7,905,000	$970,444	$632,631	$81,605,221

Note 5. Tax Information

The United States federal income tax basis of the Funds’ investments and net unrealized appreciation as of March 31, 2013 were as follows:

Fund	Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
Conservative Allocation Fund	$109,717,220	$20,816,105	$(216,220)	$20,599,885
Moderate Allocation Fund	123,441,044	32,199,336	(346,022)	31,853,314
Growth Allocation Fund	64,598,829	18,071,456	(205,423)	17,866,033

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Allocation Funds are permitted to carryforward capital losses incurred in the fiscal year ended September 30, 2012 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses

Prudential Asset Allocation Funds	45

Notes to Financial Statements

(Unaudited) continued

incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before September 30, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of September 30, 2012, the pre and post-enactment losses were approximately:

Conservative Allocation Fund

Post-Enactment Losses:	$0

Pre-Enactment Losses:
Expiring 2018	$331,000

Moderate Allocation Fund

Post-Enactment Losses:	$0

Pre-Enactment Losses:
Expiring 2018	$6,813,000

Growth Allocation Fund

Post-Enactment Losses:	$0

Pre-Enactment Losses:
Expiring 2018	$5,629,000
Expiring 2019	603,000

$6,232,000

The Allocation Funds utilized capital loss carryforward to offset net taxable capital gains realized in the fiscal year ended September 30, 2012 of approximately:

Conservative Allocation Fund	$1,397,000
Moderate Allocation Fund	2,601,000
Growth Allocation Fund	1,755,000

Management has analyzed the Company’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Allocation Funds’ financial statements for the current reporting period. The Company’s federal and state income and federal excise tax returns for tax years

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for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Company offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months of purchase. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Allocation Funds to one or more other share classes of the Allocation Funds as presented in the table of transactions in shares of common stock.

There are 6.25 billion shares of $.001 par value of common stock of the Company authorized which are divided into six series. Each of the Allocation Funds has five classes, designated Class A, Class B, Class C, Class R and Class Z, which consists of 250 million, 250 million, 250 million, 100 million and 150 million authorized shares, respectively.

As of March 31, 2013, PI owned 245, 222 and 190 shares of Class R shares of the Conservative Allocation Fund, Moderate Allocation Fund and Growth Allocation Fund, respectively.

Prudential Asset Allocation Funds	47

Notes to Financial Statements

(Unaudited) continued

Transactions in shares of common stock were as follows:

Conservative Allocation Fund:

Class A	Shares	Amount
Six months ended March 31, 2013:
Shares sold	765,308	$9,561,803
Shares issued in reinvestment of dividends	67,485	834,378
Shares reacquired	(786,044)	(9,841,197)

Net increase (decrease) in shares outstanding before conversion	46,749	554,984
Shares issued upon conversion from Class B	63,542	798,666
Shares reacquired upon conversion into Class Z	(1,294)	(16,035)

Net increase (decrease) in shares outstanding	108,997	$1,337,615

Year ended September 30, 2012:
Shares sold	763,050	$9,112,086
Shares issued in reinvestment of dividends	79,071	928,231
Shares reacquired	(1,158,457)	(13,870,858)

Net increase (decrease) in shares outstanding before conversion	(316,336)	(3,830,541)
Shares issued upon conversion from Class B	173,173	2,070,525
Shares reacquired upon conversion into Class Z	(2,648)	(31,489)

Net increase (decrease) in shares outstanding	(145,811)	$(1,791,505)

Class B
Six months ended March 31, 2013:
Shares sold	176,940	$2,202,635
Shares issued in reinvestment of dividends	37,850	466,883
Shares reacquired	(226,007)	(2,813,063)

Net increase (decrease) in shares outstanding before conversion	(11,217)	(143,545)
Shares reacquired upon conversion into Class A	(63,796)	(798,666)

Net increase (decrease) in shares outstanding	(75,013)	$(942,211)

Year ended September 30, 2012:
Shares sold	277,353	$3,299,627
Shares issued in reinvestment of dividends	42,889	500,223
Shares reacquired	(618,745)	(7,346,064)

Net increase (decrease) in shares outstanding before conversion	(298,503)	(3,546,214)
Shares reacquired upon conversion into Class A	(173,861)	(2,070,525)

Net increase (decrease) in shares outstanding	(472,364)	$(5,616,739)

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Class C	Shares	Amount
Six months ended March 31, 2013:
Shares sold	185,381	$2,318,235
Shares issued in reinvestment of dividends	14,201	175,317
Shares reacquired	(177,662)	(2,212,923)

Net increase (decrease) in shares outstanding	21,920	$280,629

Year ended September 30, 2012:
Shares sold	341,410	$4,062,083
Shares issued in reinvestment of dividends	14,724	171,856
Shares reacquired	(704,600)	(8,246,527)

Net increase (decrease) in shares outstanding before conversion	(348,466)	(4,012,588)
Shares reacquired upon conversion into Class Z	(1,074)	(12,628)

Net increase (decrease) in shares outstanding	(349,540)	$(4,025,216)

Class R
Six months ended March 31, 2013:
Shares sold	288	$3,607
Shares issued in reinvestment of dividends	59	739
Shares reacquired	(40)	(511)

Net increase (decrease) in shares outstanding	307	$3,835

Year ended September 30, 2012:
Shares sold	1,247	$14,975
Shares issued in reinvestment of dividends	66	779
Shares reacquired	(3,956)	(45,934)

Net increase (decrease) in shares outstanding	(2,643)	$(30,180)

Class Z
Six months ended March 31, 2013:
Shares sold	207,508	$2,621,523
Shares issued in reinvestment of dividends	5,329	66,132
Shares reacquired	(35,855)	(450,938)

Net increase (decrease) in shares outstanding before conversion	176,982	2,236,717
Shares issued upon conversion from Class A	1,289	16,035

Net increase (decrease) in shares outstanding	178,271	$2,252,752

Year ended September 30, 2012:
Shares sold	184,533	$2,206,338
Shares issued in reinvestment of dividends	4,974	58,732
Shares reacquired	(88,514)	(1,058,513)

Net increase (decrease) in shares outstanding before conversion	100,993	1,206,557
Shares issued upon conversion from Class A and Class C	3,704	44,117

Net increase (decrease) in shares outstanding	104,697	$1,250,674

Prudential Asset Allocation Funds	49

Notes to Financial Statements

(Unaudited) continued

Moderate Allocation Fund:

Class A	Shares	Amount
Six months ended March 31, 2013:
Shares sold	362,256	$4,718,196
Shares issued in reinvestment of dividends	99,376	1,272,015
Shares reacquired	(541,848)	(7,026,476)

Net increase (decrease) in shares outstanding before conversion	(80,216)	(1,036,265)
Shares issued upon conversion from Class B	131,009	1,739,686

Net increase (decrease) in shares outstanding	50,793	$703,421

Year ended September 30, 2012:
Shares sold	590,501	$7,188,056
Shares issued in reinvestment of dividends	71,230	833,386
Shares reacquired	(1,009,440)	(12,272,972)

Net increase (decrease) in shares outstanding before conversion	(347,709)	(4,251,530)
Shares issued upon conversion from Class B	407,563	4,981,890

Net increase (decrease) in shares outstanding	59,854	$730,360

Class B
Six months ended March 31, 2013:
Shares sold	188,339	$2,445,033
Shares issued in reinvestment of dividends	48,465	618,420
Shares reacquired	(220,586)	(2,862,983)

Net increase (decrease) in shares outstanding before conversion	16,218	200,470
Shares reacquired upon conversion into Class A	(131,819)	(1,739,686)

Net increase (decrease) in shares outstanding	(115,601)	$(1,539,216)

Year ended September 30, 2012:
Shares sold	295,520	$3,592,200
Shares issued in reinvestment of dividends	27,907	325,674
Shares reacquired	(669,276)	(8,060,500)

Net increase (decrease) in shares outstanding before conversion	(345,849)	(4,142,626)
Shares reacquired upon conversion into Class A	(410,376)	(4,981,890)

Net increase (decrease) in shares outstanding	(756,225)	$(9,124,516)

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Class C	Shares	Amount
Six months ended March 31, 2013:
Shares sold	293,794	$3,849,594
Shares issued in reinvestment of dividends	14,102	179,947
Shares reacquired	(154,595)	(2,001,431)

Net increase (decrease) in shares outstanding	153,301	$2,028,110

Year ended September 30, 2012:
Shares sold	244,371	$2,978,041
Shares issued in reinvestment of dividends	7,070	82,506
Shares reacquired	(247,298)	(2,982,068)

Net increase (decrease) in shares outstanding before conversion	4,143	78,479
Shares reacquired upon conversion into Class Z	(5,299)	(65,439)

Net increase (decrease) in shares outstanding	(1,156)	$13,040

Class R
Six months ended March 31, 2013:
Shares sold	32.6	$411
Shares issued in reinvestment of dividends	4.2	54
Shares reacquired	(357.3)	(4,570)

Net increase (decrease) in shares outstanding	(320.5)	$(4,105)

Year ended September 30, 2012:
Shares sold	362.7	$4,584
Shares issued in reinvestment of dividends	11.0	129
Shares reacquired	(793.1)	(9,969)

Net increase (decrease) in shares outstanding	(419.4)	$(5,256)

Class Z
Six months ended March 31, 2013:
Shares sold	10,307	$132,895
Shares issued in reinvestment of dividends	4,837	61,860
Shares reacquired	(50,042)	(662,513)

Net increase (decrease) in shares outstanding	(34,898)	$(467,758)

Year ended September 30, 2012:
Shares sold	64,544	$784,787
Shares issued in reinvestment of dividends	3,368	39,369
Shares reacquired	(46,758)	(576,493)

Net increase (decrease) in shares outstanding before conversion	21,154	247,663
Shares issued upon conversion from Class C	5,271	65,439

Net increase (decrease) in shares outstanding	26,425	$313,102

Prudential Asset Allocation Funds	51

Notes to Financial Statements

(Unaudited) continued

Growth Allocation Fund:

Class A	Shares	Amount
Six months ended March 31, 2013:
Shares sold	209,087	$2,923,862
Shares issued in reinvestment of dividends	24,307	335,674
Shares reacquired	(235,987)	(3,296,005)

Net increase (decrease) in shares outstanding before conversion	(3,972)	(36,469)
Shares issued upon conversion from Class B	75,530	1,079,886
Shares reacquired upon conversion into Class Z	(1,428)	(20,375)

Net increase (decrease) in shares outstanding	71,509	$1,023,042

Year ended September 30, 2012:
Shares sold	283,015	$3,643,751
Shares reacquired	(476,038)	(6,124,599)

Net increase (decrease) in shares outstanding before conversion	(193,023)	(2,480,848)
Shares issued upon conversion from Class B	235,929	3,054,348

Net increase (decrease) in shares outstanding	42,906	$573,500

Class B
Six months ended March 31, 2013:
Shares sold	109,387	$1,491,161
Shares issued in reinvestment of dividends	4,578	61,307
Shares reacquired	(145,680)	(1,960,530)

Net increase (decrease) in shares outstanding before conversion	(31,715)	(408,062)
Shares reacquired upon conversion into Class A	(78,180)	(1,079,886)

Net increase (decrease) in shares outstanding	(109,895)	$(1,487,948)

Year ended September 30, 2012:
Shares sold	178,559	$2,222,506
Shares reacquired	(328,039)	(4,084,433)

Net increase (decrease) in shares outstanding before conversion	(149,480)	(1,861,927)
Shares reacquired upon conversion into Class A	(243,720)	(3,054,348)

Net increase (decrease) in shares outstanding	(393,200)	$(4,916,275)

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Class C	Shares	Amount
Six months ended March 31, 2013:
Shares sold	58,015	$792,534
Shares issued in reinvestment of dividends	1,314	17,603
Shares reacquired	(57,802)	(793,177)

Net increase (decrease) in shares outstanding	1,527	$16,960

Year ended September 30, 2012:
Shares sold	80,826	$986,669
Shares reacquired	(176,474)	(2,169,648)

Net increase (decrease) in shares outstanding	(95,648)	$(1,182,979)

Class R
Six months ended March 31, 2013:
Shares sold	—	$—
Shares issued in reinvestment of dividends	1.30	17
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	1.30	$17

Year ended September 30, 2012:
Shares sold	—	$—
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	—	$—

Class Z
Six months ended March 31, 2013:
Shares sold	16,920	$239,162
Shares issued in reinvestment of dividends	651	9,077
Shares reacquired	(20,525)	(284,144)

Net increase (decrease) in shares outstanding before conversion	(2,954)	(35,905)
Shares issued upon conversion from Class A	1,413	20,375

Net increase (decrease) in shares outstanding	(1,541)	$(15,530)

Year ended September 30, 2012:
Shares sold	43,949	$557,544
Shares reacquired	(8,363)	(111,578)

Net increase (decrease) in shares outstanding	35,586	$445,966

Note 7. Borrowings

The Allocation Funds, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 15, 2012 through November 14, 2013. The Funds pay an annualized commitment fee of 0.08% of the unused portion of the SCA. Prior to

Prudential Asset Allocation Funds	53

Notes to Financial Statements

(Unaudited) continued

November 15, 2012, the Funds had another SCA with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Allocation Funds did not utilize the SCA during the six months ended March 31, 2013.

Note 8. New Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 regarding “Disclosures about Offsetting Assets and Liabilities.” The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not yet been determined.

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Prudential Conservative Allocation Fund

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended March 31,		Year Ended September 30,
	2013		2012(a)		2011(a)		2010(a)		2009(a)		2008(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.39		$11.20		$11.41		$10.64		$10.28		$11.91
Income (loss) from investment operations:
Net investment income	.15		.21		.23		.24		.24		.27
Net realized and unrealized gain (loss) on investment transactions	.45		1.21		(.21)		.77		.51		(1.38)
Total from investment operations	.60		1.42		.02		1.01		.75		(1.11)
Less Dividends and Distributions:
Dividends from net investment income	(.20)		(.23)		(.23)		(.24)		(.24)		(.36)
Distributions from net realized gains	-		-		-		-		(.15)		(.16)
Total dividends and distributions	(.20)		(.23)		(.23)		(.24)		(.39)		(.52)
Net asset value, end of period	$12.79		$12.39		$11.20		$11.41		$10.64		$10.28
Total Return(b):	4.88%		12.84%		.10%		9.61%		8.06%		(9.75)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$61,049		$57,791		$53,890		$43,900		$35,354		$27,730
Average net assets (000)	$58,605		$56,264		$52,244		$39,798		$26,869		$26,310
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees(d)	.75%	(f)	.75%	(e)	.75%	(e)	.75%	(e)	.75%	(e)	.75% (e)
Expenses, excluding distribution and service (12b-1) fees	.50%	(f)	.50%	(e)	.50%	(e)	.50%	(e)	.50%	(e)	.50% (e)
Net investment income	2.23%	(f)	1.80%	(e)	1.97%	(e)	2.21%	(e)	2.62%	(e)	2.38% (e)
Portfolio turnover rate	9%	(g)	23%		16%		29%		69%		24%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the investment companies in which the Fund invests.

(d) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

(e) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been .76%, .77%, .80%, .87% and 1.00% for the years ended September 30, 2012, 2011, 2010, 2009, and 2008, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .51%, ..52%, .55%, .62% and .75% for the years ended September 30, 2012, 2011, 2010, 2009, and 2008, respectively. The net investment income ratios would have been 1.79%, 1.95%, 2.16%, 2.50% and 2.13% for the years ended September 30, 2012, 2011, 2010, 2009, and 2008, respectively.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Asset Allocation Funds	55

Prudential Conservative Allocation Fund

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended March 31,		Year Ended September 30,
	2013		2012(a)		2011(a)	2010(a)		2009(a)		2008(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.33		$11.15		$11.37	$10.60		$10.25		$11.88
Income (loss) from investment operations:
Net investment income	.09		.13		.15	.16		.16		.18
Net realized and unrealized gain (loss) on investment transactions	.46		1.20		(.22)	.77		.52		(1.37)
Total from investment operations	.55		1.33		(.07)	.93		.68		(1.19)
Less Dividends and Distributions:
Dividends from net investment income	(.15)		(.15)		(.15)	(.16)		(.18)		(.28)
Distributions from net realized gains	-		-		-	-		(.15)		(.16)
Total dividends and distributions	(.15)		(.15)		(.15)	(.16)		(.33)		(.44)
Net asset value, end of period	$12.73		$12.33		$11.15	$11.37		$10.60		$10.25
Total Return(b):	4.51%		11.96%		(.72)%	8.85%		7.21%		(10.42)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$43,598		$43,162		$44,301	$50,082		$39,398		$20,376
Average net assets (000)	$43,185		$44,359		$51,101	$45,227		$26,506		$15,543
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.50%	(e)	1.50%	(d)	1.50% (d)	1.50%	(d)	1.50%	(d)	1.50% (d)
Expenses, excluding distribution and service (12b-1) fees	.50%	(e)	.50%	(d)	.50% (d)	.50%	(d)	.50%	(d)	.50% (d)
Net investment income	1.48%	(e)	1.06%	(d)	1.27% (d)	1.45%	(d)	1.75%	(d)	1.61% (d)
Portfolio turnover rate	9%	(f)	23%		16%	29%		69%		24%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the investment companies in which the Fund invests.

(d) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.51%, 1.52%, 1.55%, 1.62% and 1.75% for the years ended September 30, 2012, 2011, 2010, 2009, and 2008, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .51%, .52%, .55%, .62% and .75% for the years ended September 30, 2012, 2011, 2010, 2009, and 2008, respectively. The net investment income ratios would have been 1.05%, 1.25%, 1.40%, 1.63% and 1.36% for the years ended September 30, 2012, 2011, 2010, 2009, and 2008, respectively.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

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Class C Shares
	Six Months Ended March 31,		Year Ended September 30,
	2013		2012(a)		2011(a)	2010(a)		2009(a)		2008(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.34		$11.16		$11.37	$10.61		$10.25		$11.88
Income (loss) from investment operations:
Net investment income	.09		.13		.15	.16		.18		.18
Net realized and unrealized gain (loss) on investment transactions	.45		1.20		(.21)	.76		.51		(1.37)
Total from investment operations	.54		1.33		(.06)	.92		.69		(1.19)
Less Dividends and Distributions:
Dividends from net investment income	(.15)		(.15)		(.15)	(.16)		(.18)		(.28)
Distributions from net realized gains	-		-		-	-		(.15)		(.16)
Total dividends and distributions	(.15)		(.15)		(.15)	(.16)		(.33)		(.44)
Net asset value, end of period	$12.73		$12.34		$11.16	$11.37		$10.61		$10.25
Total Return(b):	4.43%		11.95%		(.63)%	8.75%		7.31%		(10.42)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$19,091		$18,224		$20,380	$19,161		$13,762		$8,884
Average net assets (000)	$18,223		$18,095		$20,876	$17,097		$10,334		$7,240
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.50%	(e)	1.50%	(d)	1.50% (d)	1.50%	(d)	1.50%	(d)	1.50% (d)
Expenses, excluding distribution and service (12b-1) fees	.50%	(e)	.50%	(d)	.50% (d)	.50%	(d)	.50%	(d)	.50% (d)
Net investment income	1.46%	(e)	1.10%	(d)	1.25% (d)	1.43%	(d)	1.88%	(d)	1.62% (d)
Portfolio turnover rate	9%	(f)	23%		16%	29%		69%		24%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the investment companies in which the Fund invests.

(d) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.51%, 1.52%,1.55%, 1.62% and 1.75% for the years ended September 30, 2012, 2011, 2010, 2009, and 2008, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .51%, .52%, .55%, .62% and .75% for the years ended September 30, 2012, 2011, 2010, 2009, and 2008, respectively. The net investment income ratios would have been 1.09%, 1.23%, 1.38%, 1.76% and 1.37% for the years ended September 30, 2012, 2011, 2010, 2009 and 2008, respectively.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Asset Allocation Funds	57

Prudential Conservative Allocation Fund

Financial Highlights

(Unaudited) continued

Class R Shares
	Six Months Ended March 31,		Year Ended September 30,
	2013		2012(a)		2011(a)	2010(a)		2009(a)		2008(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.42		$11.23		$11.45	$10.68		$10.31		$11.91
Income (loss) from investment operations:
Net investment income	.12		.17		.19	.21		.18		.32
Net realized and unrealized gain (loss) on investment transactions	.46		1.22		(.21)	.78		.56		(1.43)
Total from investment operations	.58		1.39		(.02)	.99		.74		(1.11)
Less Dividends and Distributions:
Dividends from net investment income	(.18)		(.20)		(.20)	(.22)		(.22)		(.33)
Distributions from net realized gains	-		-		-	-		(.15)		(.16)
Total dividends and distributions	(.18)		(.20)		(.20)	(.22)		(.37)		(.49)
Net asset value, end of period	$12.82		$12.42		$11.23	$11.45		$10.68		$10.31
Total Return(b):	4.74%		12.52%		(.23)%	9.37%		7.86%		(9.75)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$54		$49		$74	$24		$13		$2
Average net assets (000)	$52		$42		$58	$19		$3		$3
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees(d)	1.00%	(f)	1.00%	(e)	1.00% (e)	1.00%	(e)	1.00%	(e)	1.00% (e)
Expenses, excluding distribution and service (12b-1) fees	.50%	(f)	.50%	(e)	.50% (e)	.50%	(e)	.50%	(e)	.50% (e)
Net investment income	1.97%	(f)	1.48%	(e)	1.58% (e)	1.87%	(e)	2.17%	(e)	2.12% (e)
Portfolio turnover rate	9%	(g)	23%		16%	29%		69%		24%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the investment companies in which the Fund invests.

(d) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.

(e) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.01%, 1.02%, 1.05%, 1.12% and 1.25% for the years ended September 30, 2012, 2011, 2010, 2009 and 2008, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .51%, .52%, .55%, .62% and .75% for the years ended September 30, 2012, 2011, 2010, 2009 and 2008, respectively. The net investment income ratios would have been 1.47%, 1.56%, 1.82%, 2.05% and 1.87% for the years ended September 30, 2012, 2011, 2010, 2009 and 2008, respectively.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

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Class Z Shares
	Six Months Ended March 31,		Year Ended September 30,
	2013		2012(a)		2011(a)		2010(a)		2009(a)		2008(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.44		$11.24		$11.46		$10.68		$10.32		$11.95
Income (loss) from investment operations:
Net investment income	.16		.24		.25		.27		.27		.27
Net realized and unrealized gain (loss) on investment transactions	.45		1.22		(.21)		.78		.51		(1.36)
Total from investment operations	.61		1.46		.04		1.05		.78		(1.09)
Less Dividends and Distributions:
Dividends from net investment income	(.21)		(.26)		(.26)		(.27)		(.27)		(.38)
Distributions from net realized gains	-		-		-		-		(.15)		(.16)
Total dividends and distributions	(.21)		(.26)		(.26)		(.27)		(.42)		(.54)
Net asset value, end of period	$12.84		$12.44		$11.24		$11.46		$10.68		$10.32
Total Return(b):	4.99%		13.17%		.26%		9.93%		8.31%		(9.51)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,376		$3,960		$2,403		$1,078		$865		$1,021
Average net assets (000)	$4,754		$3,176		$1,632		$1,020		$863		$579
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	.50%	(e)	.50%	(d)	.50%	(d)	.50%	(d)	.50%	(d)	.50% (d)
Expenses, excluding distribution and service (12b-1) fees	.50%	(e)	.50%	(d)	.50%	(d)	.50%	(d)	.50%	(d)	.50% (d)
Net investment income	2.36%	(e)	1.99%	(d)	2.15%	(d)	2.44%	(d)	2.91%	(d)	2.53% (d)
Portfolio turnover rate	9%	(f)	23%		16%		29%		69%		24%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the investment companies in which the Fund invests.

(d) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been .51%, .52%, .55%, .62% and .75% for the years ended September 30, 2012, 2011, 2010, 2009 and 2008, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .51%, .52%, .55%, .62% and .75% for the years ended September 30, 2012, 2011, 2010, 2009 and 2008, respectively. The net investment income ratios would have been 1.98%, 2.13%, 2.39%, 2.79% and 2.28% for the years ended September 30, 2012, 2011, 2010, 2009 and 2008, respectively.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Asset Allocation Funds	59

Prudential Moderate Allocation Fund

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended March 31,		Year Ended September 30,
	2013(a)		2012(a)	2011(a)	2010		2009		2008(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.80		$11.09	$11.41	$10.53		$10.64		$13.44
Income (loss) from investment operations:
Net investment income	.13		.14	.15	.15		.17		.18
Net realized and unrealized gain (loss) on investment transactions	.81		1.73	(.32)	.84		.19		(2.34)
Total from investment operations	.94		1.87	(.17)	.99		.36		(2.16)
Less Dividends and Distributions:
Dividends from net investment income	(.24)		(.16)	(.15)	(.11)		(.17)		(.31)
Distributions from net realized gains	-		-	-	-		(.30)		(.33)
Total dividends and distributions	(.24)		(.16)	(.15)	(.11)		(.47)		(.64)
Net asset value, end of period	$13.50		$12.80	$11.09	$11.41		$10.53		$10.64
Total Return(b):	7.48%		17.00%	(1.63)%	9.40%		4.70%		(16.80)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$74,709		$70,155	$60,123	$60,514		$53,471		$51,802
Average net assets (000)	$70,957		$66,664	$65,266	$57,241		$43,547		$52,040
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees(d)	.72%	(f)	.74%	.74%	.75%	(e)	.75%	(e)	.75%
Expenses, excluding distribution and service (12b-1) fees	.47%	(f)	.49%	.49%	.50%	(e)	.50%	(e)	.50%
Net investment income	1.97%	(f)	1.11%	1.20%	1.37%	(e)	1.88%	(e)	1.49%
Portfolio turnover rate	9%	(g)	27%	19%	28%		71%		23%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the investment companies in which the Fund invests.

(d) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

(e) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been .76% and .80% for the years ended September 30, 2010, and 2009, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .51% and .55% for the years ended September 30, 2010, and 2009, respectively. The net investment income ratios would have been 1.36% and 1.83% for the years ended September 30, 2010, and 2009, respectively.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

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Class B Shares
	Six Months Ended March 31,		Year Ended September 30,
	2013(a)		2012(a)	2011(a)	2010		2009		2008(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.69		$11.00	$11.32	$10.46		$10.56		$13.36
Income (loss) from investment operations:
Net investment income	.08		.05	.06	.06		.10		.09
Net realized and unrealized gain (loss) on investment transactions	.82		1.71	(.32)	.83		.19		(2.33)
Total from investment operations	.90		1.76	(.26)	.89		.29		(2.24)
Less Dividends and Distributions:
Dividends from net investment income	(.15)		(.07)	(.06)	(.03)		(.09)		(.23)
Distributions from net realized gains	-		-	-	-		(.30)		(.33)
Total dividends and distributions	(.15)		(.07)	(.06)	(.03)		(.39)		(.56)
Net asset value, end of period	$13.44		$12.69	$11.00	$11.32		$10.46		$10.56
Total Return(b):	7.17%		16.06%	(2.32)%	8.56%		3.88%		(17.42)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$54,982		$53,400	$54,580	$66,364		$50,890		$40,355
Average net assets (000)	$54,140		$55,362	$68,070	$60,124		$37,913		$41,167
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.47%	(e)	1.49%	1.49%	1.50%	(d)	1.50%	(d)	1.50%
Expenses, excluding distribution and service (12b-1) fees	.47%	(e)	.49%	.49%	.50%	(d)	.50%	(d)	.50%
Net investment income	1.23%	(e)	.40%	.48%	.59%	(d)	1.07%	(d)	.77%
Portfolio turnover rate	9%	(f)	27%	19%	28%		71%		23%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the investment companies in which the Fund invests.

(d) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.51% and 1.55% for the years ended September 30, 2010, and 2009, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .51% and .55% for the years ended September 30, 2010, and 2009, respectively. The net investment income ratios would have been .58% and 1.02% for the years ended September 30, 2010, and 2009, respectively.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Asset Allocation Funds	61

Prudential Moderate Allocation Fund

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended March 31,		Year Ended September 30,
	2013(a)		2012(a)	2011(a)	2010		2009		2008(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.69		$10.99	$11.32	$10.46		$10.56		$13.35
Income (loss) from investment operations:
Net investment income	.08		.04	.05	.07		.10		.09
Net realized and unrealized gain (loss) on investment transactions	.81		1.73	(.32)	.82		.19		(2.32)
Total from investment operations	.89		1.77	(.27)	.89		.29		(2.23)
Less Dividends and Distributions:
Dividends from net investment income	(.15)		(.07)	(.06)	(.03)		(.09)		(.23)
Distributions from net realized gains	-		-	-	-		(.30)		(.33)
Total dividends and distributions	(.15)		(.07)	(.06)	(.03)		(.39)		(.56)
Net asset value, end of period	$13.43		$12.69	$10.99	$11.32		$10.46		$10.56
Total Return(b):	7.09%		16.16%	(2.41)%	8.56%		3.88%		(17.35)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$22,688		$19,485	$16,894	$17,202		$14,767		$15,024
Average net assets (000)	$20,415		$18,652	$18,569	$16,324		$12,398		$15,886
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.47%	(e)	1.49%	1.49%	1.50%	(d)	1.50%	(d)	1.50%
Expenses, excluding distribution and service (12b-1) fees	.47%	(e)	.49%	.49%	.50%	(d)	.50%	(d)	.50%
Net investment income	1.17%	(e)	.36%	.44%	.61%	(d)	1.18%	(d)	.74%
Portfolio turnover rate	9%	(f)	27%	19%	28%		71%		23%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the investment companies in which the Fund invests.

(d) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.51% and 1.55% for the years ended September 30, 2010, and 2009, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .51% and .55% for the years ended September 30, 2010, and 2009, respectively. The net investment income ratios would have been .60% and 1.13% for the years ended September 30, 2010, and 2009, respectively.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

62	Visit our website at www.prudentialfunds.com

Class R Shares
	Six Months Ended March 31,		Year Ended September 30,
	2013(a)		2012(a)	2011(a)	2010		2009		2008(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.76		$11.05	$11.37	$10.50		$10.63		$13.42
Income (loss) from investment operations:
Net investment income	.09		.13	.09	.13		.14		.17
Net realized and unrealized gain (loss) on investment transactions	.83		1.71	(.29)	.82		.19		(2.35)
Total from investment operations	.92		1.84	(.20)	.95		.33		(2.18)
Less Dividends and Distributions:
Dividends from net investment income	(.21)		(.13)	(.12)	(.08)		(.16)		(.28)
Distributions from net realized gains	-		-	-	-		(.30)		(.33)
Total dividends and distributions	(.21)		(.13)	(.12)	(.08)		(.46)		(.61)
Net asset value, end of period	$13.47		$12.76	$11.05	$11.37		$10.50		$10.63
Total Return(b):	7.33%		16.76%	(1.86)%	9.10%		4.43%		(16.93)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3		$7	$11	$2		$2		$2
Average net assets (000)	$5		$9	$5	$2		$2		$2
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees(d)	.97%	(f)	.99%	.99%	1.00%	(e)	1.00%	(e)	1.00%
Expenses, excluding distribution and service (12b-1) fees	.47%	(f)	.49%	.49%	.50%	(e)	.50%	(e)	.50%
Net investment income	1.55%	(f)	1.08%	.71%	1.17%	(e)	1.59%	(e)	1.41%
Portfolio turnover rate	9%	(g)	27%	19%	28%		71%		23%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the investment companies in which the Fund invests.

(d) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.

(e) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.01% and 1.05% for the years ended September 30, 2010, and 2009, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .51% and .55% for the years ended September 30, 2010, and 2009, respectively. The net investment income ratios would have been 1.16% and 1.54% for the years ended September 30, 2010 and 2009, respectively.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Asset Allocation Funds	63

Prudential Moderate Allocation Fund

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended March 31,		Year Ended September 30,
	2013(a)		2012(a)	2011(a)	2010		2009		2008(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.81		$11.10	$11.42	$10.54		$10.66		$13.46
Income (loss) from investment operations:
Net investment income	.15		.17	.17	.18		.22		.20
Net realized and unrealized gain (loss) on investment transactions	.82		1.73	(.32)	.83		.16		(2.33)
Total from investment operations	.97		1.90	(.15)	1.01		.38		(2.13)
Less Dividends and Distributions:
Dividends from net investment income	(.28)		(.19)	(.17)	(.13)		(.20)		(.34)
Distributions from net realized gains	-		-	-	-		(.30)		(.33)
Total dividends and distributions	(.28)		(.19)	(.17)	(.13)		(.50)		(.67)
Net asset value, end of period	$13.50		$12.81	$11.10	$11.42		$10.54		$10.66
Total Return(b):	7.65%		17.28%	(1.40)%	9.63%		4.94%		(16.57)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,745		$3,052	$2,351	$2,087		$1,874		$2,290
Average net assets (000)	$3,043		$2,590	$2,198	$1,879		$1,680		$2,675
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	.47%	(e)	.49%	.49%	.50%	(d)	.50%	(d)	.50%
Expenses, excluding distribution and service (12b-1) fees	.47%	(e)	.49%	.49%	.50%	(d)	.50%	(d)	.50%
Net investment income	2.25%	(e)	1.38%	1.43%	1.59%	(d)	2.20%	(d)	1.62%
Portfolio turnover rate	9%	(f)	27%	19%	28%		71%		23%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the investment companies in which the Fund invests.

(d) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been .51% and .55% for the years ended September 30, 2010, and 2009, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .51% and .55% for the years ended September 30, 2010, and 2009, respectively. The net investment income ratios would have been 1.58% and 2.15% for the years ended September 30, 2010 and 2009, respectively.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

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Prudential Growth Allocation Fund

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended March 31,		Year Ended September 30,
	2013		2012(a)	2011(a)	2010	2009	2008(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.58		$11.23	$11.62	$10.75	$11.04	$15.08
Income (loss) from investment operations:
Net investment income	.12		.05	.04	.04	.10	.08
Net realized and unrealized gain (loss) on investment transactions	1.24		2.30	(.43)	.93	(.15)	(3.53)
Total from investment operations	1.36		2.35	(.39)	.97	(.05)	(3.45)
Less Dividends and Distributions:
Dividends from net investment income	(.12)		-	-	(.10)	-	(.30)
Distributions from net realized gains	-		-	-	-	(.24)	(.29)
Total dividends and distributions	(.12)		-	-	(.10)	(.24)	(.59)
Net asset value, end of period	$14.82		$13.58	$11.23	$11.62	$10.75	$11.04
Total Return(b):	10.10%		20.93%	(3.36)%	9.06%	.33%	(23.72)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$42,466		$37,934	$30,888	$30,211	$26,846	$26,501
Average net assets (000)	$39,441		$35,571	$33,830	$29,037	$21,419	$28,816
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees(d)	.75%	(e)	.75%	.75%	.75%	.75%	.76%
Expenses, excluding distribution and service (12b-1) fees	.50%	(e)	.50%	.50%	.50%	.50%	.51%
Net investment income	1.76%	(e)	.41%	.29%	.41%	1.15%	.60%
Portfolio turnover rate	10%	(f)	30%	20%	24%	46%	22%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been .89%, .94%, .94%, .97%, 1.13% and .94% for the six months ended March 31, 2013 and the years ended September 30, 2012, 2011, 2010, 2009 and 2008, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .64%, .69%, .69%, .72%, .88% and .69% for the six months ended March 31, 2013 and the years ended September 30, 2012, 2011, 2010, 2009 and 2008, respectively. The net investment income ratios would have been 1.62%, .22%, .10%, .19% .77% and .42% for the six months ended March 31, 2013 and the years ended September 30, 2012, 2011, 2010, 2009 and 2008, respectively. Does not include expenses of the investment companies in which the Fund invests.

(d) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Asset Allocation Funds	65

Prudential Growth Allocation Fund

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended March 31,		Year Ended September 30,
	2013		2012(a)	2011(a)	2010	2009	2008(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.10		$10.91	$11.38	$10.54	$10.92	$14.93
Income (loss) from investment operations:
Net investment income (loss)	.06		(.03)	(.05)	(.04)	.03	(.02)
Net realized and unrealized gain (loss) on investment transactions	1.21		2.22	(.42)	.91	(.17)	(3.49)
Total from investment operations	1.27		2.19	(.47)	.87	(.14)	(3.51)
Less Dividends and Distributions:
Dividends from net investment income	(.03)		-	-	(.03)	-	(.21)
Distributions from net realized gains	-		-	-	-	(.24)	(.29)
Total dividends and distributions	(.03)		-	-	(.03)	(.24)	(.50)
Net asset value, end of period	$14.34		$13.10	$10.91	$11.38	$10.54	$10.92
Total Return(b):	9.71%		20.07%	(4.13)%	8.28%	(.51)%	(24.26)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$29,201		$28,111	$27,713	$33,340	$29,371	$28,335
Average net assets (000)	$28,377		$29,094	$35,195	$32,262	$23,273	$31,100
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.50%	(d)	1.50%	1.50%	1.50%	1.50%	1.51%
Expenses, excluding distribution and service (12b-1) fees	.50%	(d)	.50%	.50%	.50%	.50%	.51%
Net investment income (loss)	1.01%	(d)	(.26)%	(.42)%	(.36)%	.38%	(.13)%
Portfolio turnover rate	10%	(e)	30%	20%	24%	46%	22%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.64%, 1.69%, 1.69%, 1.72%,1.88% and 1.69% for the six months ended March 31, 2013 and the years ended September 30, 2012, 2011, 2010, 2009 and 2008, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .64%, .69%, .69%, .72%, .88% and .69% for the six months ended March 31, 2013 and the years ended September 30, 2012, 2011, 2010, 2009 and 2008, respectively. The net investment income/(loss) ratios would have been .87%, (.45)%, (.61)%, (.58)%, .00% and (.31)% for the six months ended March 31, 2013 and the years ended September 30, 2012, 2011, 2010, 2009 and 2008, respectively. Does not include expenses of the investment companies in which the Fund invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

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Class C Shares
	Six Months Ended March 31,		Year Ended September 30,
	2013		2012(a)	2011(a)	2010	2009	2008(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.11		$10.92	$11.39	$10.55	$10.93	$14.92
Income (loss) from investment operations:
Net investment income (loss)	.07		(.03)	(.06)	(.04)	.04	(.02)
Net realized and unrealized gain (loss) on investment transactions	1.20		2.22	(.41)	.91	(.18)	(3.47)
Total from investment operations	1.27		2.19	(.47)	.87	(.14)	(3.49)
Less Dividends and Distributions:
Dividends from net investment income	(.03)		-	-	(.03)	-	(.21)
Distributions from net realized gains	-		-	-	-	(.24)	(.29)
Total dividends and distributions	(.03)		-	-	(.03)	(.24)	(.50)
Net asset value, end of period	$14.35		$13.11	$10.92	$11.39	$10.55	$10.93
Total Return(b):	9.70%		20.05%	(4.13)%	8.27%	(.51)%	(24.13)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$9,400		$8,566	$8,182	$8,485	$7,806	$8,135
Average net assets (000)	$8,882		$8,756	$9,614	$8,334	$6,366	$9,082
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.50%	(d)	1.50%	1.50%	1.50%	1.50%	1.51%
Expenses, excluding distribution and service (12b-1) fees	.50%	(d)	.50%	.50%	.50%	.50%	.51%
Net investment income (loss)	1.00%	(d)	(.28)%	(.47)%	(.34)%	.44%	(.11)%
Portfolio turnover rate	10%	(e)	30%	20%	24%	46%	22%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.64%, 1.69%, 1.69%, 1.72%,1.88% and 1.69% for the six months ended March 31, 2013 and the years ended September 30, 2012, 2011, 2010, 2009 and 2008, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .64%, .69%, .69%, .72%, .88% and .69% for the six months ended March 31, 2013 and the years ended September 30, 2012, 2011, 2010, 2009 and 2008, respectively. The net investment income/(loss) ratios would have been 0.86%, (.47)%, (.66)%, (.56)%, .06% and (.29)% for the six months ended March 31, 2013 and the years ended September 30, 2012, 2011, 2010, 2009 and 2008, respectively. Does not include expenses of the investment companies in which the Fund invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

Prudential Asset Allocation Funds	67

Prudential Growth Allocation Fund

Financial Highlights

(Unaudited) continued

Class R Shares
	Six Months Ended March 31,		Year Ended September 30,
	2013		2012(a)	2011(a)	2010	2009	2008(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.48		$11.17	$11.58	$10.72	$11.04	$15.04
Income (loss) from investment operations:
Net investment income	.10		.03	.01	.02	.08	.07
Net realized and unrealized gain (loss) on investment transactions	1.24		2.28	(.42)	.91	(.16)	(3.54)
Total from investment operations	1.34		2.31	(.41)	.93	(.08)	(3.47)
Less Dividends and Distributions:
Dividends from net investment income	(.09)		-	-	(.07)	-	(.24)
Distributions from net realized gains	-		-	-	-	(.24)	(.29)
Total dividends and distributions	(.09)		-	-	(.07)	(.24)	(.53)
Net asset value, end of period	$14.73		$13.48	$11.17	$11.58	$10.72	$11.04
Total Return(b):	10.00%		20.68%	(3.54)%	8.73%	.05%	(23.84)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3		$3	$2	$2	$2	$2
Average net assets (000)	$3		$2	$2	$2	$2	$2
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees(d)	1.00%	(e)	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses, excluding distribution and service (12b-1) fees	.50%	(e)	.50%	.50%	.50%	.50%	.51%
Net investment income	1.50%	(e)	.22%	.11%	.15%	.90%	.49%
Portfolio turnover rate	10%	(f)	30%	20%	24%	46%	22%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.09%, 1.05%, 1.19%, 1.22%,1.38% and 1.19% for the six months ended March 31, 2013 and the years ended September 30, 2012, 2011, 2010, 2009 and 2008, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .59%, .56%, .69%, .72%, .88% and .69% for the six months ended March 31, 2013 and the years ended September 30, 2012, 2011, 2010, 2009 and 2008, respectively. The net investment income/(loss) ratios would have been 1.41%, ..15%, (.08)%, (.07)%, .52% and .31% for the six months ended March 31, 2013 and the years ended September 30, 2012, 2011, 2010, 2009 and 2008, respectively. Does not include expenses of the investment companies in which the Fund invests.

(d) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

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Class Z Shares
	Six Months Ended March 31,		Year Ended September 30,
	2013		2012(a)	2011(a)	2010	2009	2008(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.73		$11.32	$11.69	$10.81	$11.08	$15.11
Income (loss) from investment operations:
Net investment income	.15		.06	.06	.15	.12	.12
Net realized and unrealized gain (loss) on investment transactions	1.25		2.35	(.43)	.85	(.15)	(3.53)
Total from investment operations	1.40		2.41	(.37)	1.00	(.03)	(3.41)
Less Dividends and Distributions:
Dividends from net investment income	(.16)		-	-	(.12)	-	(.33)
Distributions from net realized gains	-		-	-	-	(.24)	(.29)
Total dividends and distributions	(.16)		-	-	(.12)	(.24)	(.62)
Net asset value, end of period	$14.97		$13.73	$11.32	$11.69	$10.81	$11.08
Total Return(b):	10.25%		21.29%	(3.17)%	9.33%	.51%	(23.44)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,190		$1,112	$515	$345	$429	$438
Average net assets (000)	$1,072		$786	$448	$361	$333	$426
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	.50%	(d)	.50%	.50%	.50%	.50%	.51%
Expenses, excluding distribution and service (12b-1) fees	.50%	(d)	.50%	.50%	.50%	.50%	.51%
Net investment income	1.76%	(d)	.49%	.43%	.87%	1.41%	.88%
Portfolio turnover rate	10%	(e)	30%	20%	24%	46%	22%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been .64%,.69%, .69%, .72%,.88% and .69% for the six months ended March 31, 2013 and the years ended September 30, 2012, 2011, 2010, 2009 and 2008, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .64%, .69%, .69%, .72%, .88% and .69% for the six months ended March 31, 2013 and the years ended September 30, 2012, 2011, 2010, 2009 and 2008, respectively. The net investment income ratios would have been 1.62%, .31%, .24%, .65%, 1.03% and .70% for the six months ended March 31, 2013 and the years ended September 30, 2012, 2011, 2010, 2009 and 2008, respectively. Does not include expenses of the investment companies in which the Fund invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

Prudential Asset Allocation Funds	69

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Funds has delegated to each Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Funds. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Funds’ website and on the Securities and Exchange Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Bruce Karpati, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Funds carefully before investing. The prospectus and summary prospectus for each Fund contain this and other information about the Funds. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Asset Allocation Funds, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q under the Prudential Investment Portfolios, Inc. name. Each Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. Each Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. Each Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL ASSET ALLOCATION FUNDS	NASDAQ	CUSIP		NASDAQ	CUSIP
Conservative Allocation (Class A)	JDUAX	74437E750	Moderate Allocation (Class R)	JMARX	74437E610
Conservative Allocation (Class B)	JDABX	74437E743	Moderate Allocation (Class Z)	JDMZX	74437E776
Conservative Allocation (Class C)	JDACX	74437E735	Growth Allocation (Class A)	JDAAX	74437E685
Conservative Allocation (Class R)	JDARX	74437E628	Growth Allocation (Class B)	JDGBX	74437E677
Conservative Allocation (Class Z)	JDAZX	74437E784	Growth Allocation (Class C)	JDGCX	74437E669
Moderate Allocation (Class A)	JDTAX	74437E727	Growth Allocation (Class R)	JGARX	74437E594
Moderate Allocation (Class B)	JDMBX	74437E719	Growth Allocation (Class Z)	JDGZX	74437E768
Moderate Allocation (Class C)	JDMCX	74437E693

MF194E2    0244234-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not

applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a) (1)	Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Prudential Investment Portfolios, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	May 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	May 22, 2013

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	May 22, 2013